January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Intermediate Credit Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.1%
Omnicom Group, Inc.
4.65%, 10/01/28	$326	$ 328,882
4.75%, 03/30/30	529	534,052
2.45%, 04/30/30	455	421,526
4.20%, 06/01/30	350	347,802
2.40%, 03/01/31	185	166,411
2.60%, 08/01/31	583	529,747
5.30%, 11/01/34	375	382,358
		2,710,778
Aerospace & Defense — 1.2%
Boeing Co.
2.70%, 02/01/27(a)	550	543,251
2.80%, 03/01/27	129	127,421
5.04%, 05/01/27	1,359	1,373,259
6.26%, 05/01/27	475	487,145
3.25%, 02/01/28	632	622,625
3.25%, 03/01/28	300	295,477
3.45%, 11/01/28(a)	248	243,705
3.20%, 03/01/29	625	607,229
6.30%, 05/01/29	890	945,375
2.95%, 02/01/30	470	445,939
5.15%, 05/01/30	2,615	2,687,162
3.63%, 02/01/31	875	843,401
6.39%, 05/01/31	645	699,927
6.13%, 02/15/33	200	216,087
3.60%, 05/01/34	614	558,834
6.53%, 05/01/34	1,540	1,703,681
3.25%, 02/01/35	570	498,878
Embraer Netherlands Finance BV, 5.98%, 02/11/35	450	477,016
GE Capital Funding LLC, 4.55%, 05/15/32	250	252,181
General Dynamics Corp.
3.50%, 04/01/27	100	99,816
2.63%, 11/15/27	350	343,988
3.75%, 05/15/28	687	688,096
3.63%, 04/01/30	688	675,290
2.25%, 06/01/31	279	253,130
4.95%, 08/15/35	500	508,131
General Electric Co.
4.30%, 07/29/30	545	548,829
6.75%, 03/15/32	717	810,687
HEICO Corp.
5.25%, 08/01/28	276	283,673
5.35%, 08/01/33	380	393,123
Hexcel Corp., 5.88%, 02/26/35	200	209,892
Howmet Aerospace, Inc.
6.75%, 01/15/28	251	264,033
3.00%, 01/15/29	576	560,111
4.85%, 10/15/31(a)	312	320,133
4.55%, 11/15/32	225	225,988
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	350	346,513
2.04%, 08/16/28	329	312,693
5.35%, 01/15/30	350	361,697
4.20%, 05/01/30	374	371,124
5.75%, 01/15/35	250	263,835
L3Harris Technologies, Inc.
4.40%, 06/15/28	1,163	1,171,804
5.05%, 06/01/29	651	668,869
2.90%, 12/15/29(a)	233	222,496
Security	Par (000)	Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc. (continued)
1.80%, 01/15/31	$542	$ 481,290
5.25%, 06/01/31	650	676,092
5.40%, 07/31/33	1,016	1,056,228
5.35%, 06/01/34	451	465,295
4.85%, 04/27/35	250	248,923
Lockheed Martin Corp.
5.10%, 11/15/27	420	430,041
4.45%, 05/15/28	294	297,735
4.15%, 08/15/28(a)	300	302,287
4.50%, 02/15/29	242	246,045
1.85%, 06/15/30	316	287,179
4.40%, 08/15/30	390	393,979
4.70%, 12/15/31	479	492,787
3.90%, 06/15/32	632	619,623
5.25%, 01/15/33(a)	800	841,613
4.75%, 02/15/34	500	506,103
4.80%, 08/15/34	300	303,042
3.60%, 03/01/35	382	352,062
5.00%, 08/15/35	450	458,267
Northrop Grumman Corp.
3.20%, 02/01/27	400	397,764
3.25%, 01/15/28	1,255	1,239,758
4.60%, 02/01/29	325	330,282
4.40%, 05/01/30	573	577,181
4.65%, 07/15/30	450	457,460
4.70%, 03/15/33(a)	778	784,698
4.90%, 06/01/34	532	538,735
5.25%, 07/15/35(a)	340	351,374
RTX Corp.
3.50%, 03/15/27	829	825,200
3.13%, 05/04/27	899	890,648
4.13%, 11/16/28	1,821	1,829,314
5.75%, 01/15/29	410	429,709
2.25%, 07/01/30	873	805,328
6.00%, 03/15/31	830	893,188
1.90%, 09/01/31	829	729,882
2.38%, 03/15/32	873	778,434
5.15%, 02/27/33	420	434,151
6.10%, 03/15/34	1,227	1,339,272
5.40%, 05/01/35	200	209,624
		45,833,137
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.(a)
4.65%, 09/13/29	400	408,351
3.25%, 03/01/32	488	456,021
5.15%, 09/13/34	400	403,677
BorgWarner, Inc.
2.65%, 07/01/27	749	735,025
4.95%, 08/15/29	345	352,828
5.40%, 08/15/34	265	271,930
Lear Corp.
3.80%, 09/15/27	350	348,466
4.25%, 05/15/29	129	128,624
3.50%, 05/30/30	254	244,420
2.60%, 01/15/32	209	186,798
Magna International, Inc.
5.05%, 03/14/29	180	184,534
2.45%, 06/15/30	505	468,421

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobile Components (continued)
Magna International, Inc. (continued)
5.50%, 03/21/33(a)	$280	$ 291,452
5.88%, 06/01/35	225	237,091
		4,717,638
Automobiles — 2.6%
American Honda Finance Corp.
4.90%, 03/12/27	275	278,085
4.55%, 07/09/27	675	681,293
4.90%, 07/09/27	300	304,286
4.45%, 10/22/27	425	428,814
4.70%, 01/12/28	400	405,841
3.50%, 02/15/28	252	249,852
4.55%, 03/03/28	300	303,417
2.00%, 03/24/28	447	429,084
5.13%, 07/07/28	400	410,308
4.25%, 09/01/28	375	377,249
5.65%, 11/15/28	750	781,829
4.15%, 01/08/29	325	325,749
2.25%, 01/12/29	413	392,382
4.90%, 03/13/29(a)	537	548,970
4.40%, 09/05/29	525	529,699
4.80%, 03/05/30	300	305,957
4.60%, 04/17/30	520	525,123
4.50%, 09/04/30	375	376,339
5.85%, 10/04/30	250	265,001
4.45%, 01/08/31	325	324,817
1.80%, 01/13/31(a)	300	264,808
5.05%, 07/10/31	650	667,259
4.85%, 10/23/31	425	432,608
5.15%, 07/09/32	475	487,633
4.90%, 01/10/34(a)	511	511,951
5.20%, 03/05/35(a)	250	252,549
5.10%, 01/08/36(a)	325	323,408
AutoNation, Inc.
3.80%, 11/15/27	200	198,879
1.95%, 08/01/28	136	128,683
4.45%, 01/15/29	200	200,274
4.75%, 06/01/30	529	533,548
2.40%, 08/01/31	362	320,417
3.85%, 03/01/32	400	377,325
5.89%, 03/15/35	325	336,908
Cummins, Inc.
4.25%, 05/09/28	125	126,190
4.90%, 02/20/29(a)	262	269,280
1.50%, 09/01/30	544	485,932
4.70%, 02/15/31(a)	475	484,610
5.15%, 02/20/34	443	456,172
5.30%, 05/09/35	625	645,524
Ford Motor Co.
6.63%, 10/01/28	283	299,008
7.45%, 07/16/31	600	666,833
3.25%, 02/12/32	1,600	1,425,047
6.10%, 08/19/32(a)	1,100	1,143,794
Ford Motor Credit Co. LLC
5.80%, 03/05/27	985	998,742
5.85%, 05/17/27	800	813,204
4.95%, 05/28/27	1,000	1,005,717
4.13%, 08/17/27	950	945,426
3.82%, 11/02/27	400	395,793
7.35%, 11/04/27	900	939,932
2.90%, 02/16/28	400	387,105
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
5.92%, 03/20/28(a)	$400	$ 410,215
6.80%, 05/12/28	1,000	1,046,180
6.80%, 11/07/28(a)	860	905,433
2.90%, 02/10/29	400	379,073
5.80%, 03/08/29	1,000	1,027,735
4.97%, 04/06/29	940	944,927
5.11%, 05/03/29	900	907,017
5.30%, 09/06/29	600	608,059
5.88%, 11/07/29	600	618,649
7.35%, 03/06/30	600	647,485
7.20%, 06/10/30	500	537,845
5.73%, 09/05/30	1,000	1,023,329
4.00%, 11/13/30	1,100	1,046,036
6.05%, 03/05/31	700	722,959
3.63%, 06/17/31	800	739,178
6.05%, 11/05/31	800	826,170
6.53%, 03/19/32	500	527,071
5.75%, 04/06/33	640	645,502
7.12%, 11/07/33	945	1,021,584
6.13%, 03/08/34(a)	1,050	1,073,605
6.50%, 02/07/35	800	834,116
5.87%, 10/31/35(a)	600	596,759
General Motors Co.
4.20%, 10/01/27	487	487,851
6.80%, 10/01/27	696	723,423
5.35%, 04/15/28	441	452,070
5.00%, 10/01/28(a)	440	448,520
5.40%, 10/15/29	665	689,223
5.63%, 04/15/30	275	286,464
5.60%, 10/15/32	850	888,063
5.00%, 04/01/35	500	491,791
6.25%, 04/15/35	500	530,642
General Motors Financial Co., Inc.
2.35%, 02/26/27	629	617,997
5.00%, 04/09/27	800	807,849
5.40%, 05/08/27	764	776,359
5.00%, 07/15/27(a)	275	278,567
5.35%, 07/15/27	735	747,903
2.70%, 08/20/27	585	573,012
3.85%, 01/05/28	284	283,173
6.00%, 01/09/28	588	607,776
5.05%, 04/04/28	800	815,637
2.40%, 04/10/28	630	607,852
5.80%, 06/23/28	765	792,537
2.40%, 10/15/28	802	766,935
4.20%, 10/27/28(a)	625	626,609
5.80%, 01/07/29	1,032	1,076,217
5.65%, 01/17/29	463	479,723
4.30%, 04/06/29	750	750,965
5.55%, 07/15/29	913	948,018
4.90%, 10/06/29	1,125	1,143,815
5.35%, 01/07/30	695	717,953
5.85%, 04/06/30	765	803,760
3.60%, 06/21/30	735	709,307
5.45%, 07/15/30	275	285,793
2.35%, 01/08/31	750	676,112
4.60%, 01/08/31	555	554,973
5.75%, 02/08/31	636	668,148
2.70%, 06/10/31	638	580,228
5.60%, 06/18/31	668	697,029
3.10%, 01/12/32	934	855,457
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
General Motors Financial Co., Inc. (continued)
5.63%, 04/04/32	$250	$ 260,532
6.40%, 01/09/33	550	592,697
6.10%, 01/07/34	768	813,695
5.95%, 04/04/34	620	650,339
5.45%, 09/06/34	425	431,071
5.90%, 01/07/35(a)	775	807,166
6.15%, 07/15/35(a)	475	501,937
5.45%, 01/08/36	370	371,409
Honda Motor Co. Ltd.
2.53%, 03/10/27	516	508,606
4.44%, 07/08/28	575	580,389
4.69%, 07/08/30	575	581,256
2.97%, 03/10/32	537	491,300
5.34%, 07/08/35	675	688,730
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	942	1,112,625
PACCAR Financial Corp.
2.00%, 02/04/27	225	221,311
5.00%, 05/13/27	250	254,136
4.25%, 06/23/27	225	226,804
4.45%, 08/06/27	325	328,550
4.60%, 01/10/28(a)	200	203,564
4.55%, 03/03/28	325	330,193
4.00%, 08/08/28	125	125,624
4.60%, 01/31/29	525	535,765
4.00%, 09/26/29	200	200,400
4.55%, 05/08/30	200	203,560
5.00%, 03/22/34	375	385,487
Series R, 4.00%, 11/07/28	200	201,029
Series R, 3.90%, 02/05/29	175	175,222
Toyota Motor Corp.
4.19%, 06/30/27	300	301,747
5.12%, 07/13/28	700	720,494
3.67%, 07/20/28	278	277,159
2.76%, 07/02/29	120	115,185
4.45%, 06/30/30	650	656,624
2.36%, 03/25/31	413	377,592
5.12%, 07/13/33(a)	175	181,177
5.05%, 06/30/35(a)	350	357,834
Toyota Motor Credit Corp.
3.05%, 03/22/27	829	822,795
4.50%, 05/14/27	500	504,871
1.15%, 08/13/27	150	144,353
4.55%, 09/20/27	500	506,277
4.35%, 10/08/27	892	900,724
5.45%, 11/10/27	450	462,907
3.05%, 01/11/28(a)	278	274,464
4.63%, 01/12/28	652	662,397
1.90%, 04/06/28	411	395,093
4.05%, 09/05/28	400	402,082
5.25%, 09/11/28	416	430,189
4.65%, 01/05/29	607	619,051
3.65%, 01/08/29	179	177,879
5.05%, 05/16/29	712	734,471
4.45%, 06/29/29	806	816,767
4.55%, 08/09/29	675	686,569
4.95%, 01/09/30	275	283,211
2.15%, 02/13/30	413	383,335
3.38%, 04/01/30	529	513,989
4.80%, 05/15/30	470	481,172
4.55%, 05/17/30	380	386,110
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
5.55%, 11/20/30	$614	$ 648,947
1.65%, 01/10/31(a)	706	624,629
5.10%, 03/21/31	575	596,393
1.90%, 09/12/31	379	333,291
4.60%, 10/10/31	400	405,288
2.40%, 01/13/32	350	313,502
4.65%, 09/03/32	400	402,816
4.70%, 01/12/33	478	482,404
4.80%, 01/05/34	479	484,531
5.35%, 01/09/35	535	557,913
Series B, 5.00%, 03/19/27	623	631,781
Series B, 3.75%, 01/12/28	400	400,246
Series B, 4.20%, 01/10/31	400	399,107
Series B, 4.80%, 01/11/36	400	396,579
		98,142,674
Banks — 25.5%
African Development Bank, 4.38%, 03/14/28	1,200	1,218,736
Asian Development Bank
3.75%, 04/25/28	1,500	1,505,154
4.50%, 08/25/28	1,900	1,940,971
4.00%, 01/12/33	1,300	1,293,970
3.88%, 06/14/33	1,000	985,435
4.13%, 01/12/34(a)	1,300	1,297,257
Asian Infrastructure Investment Bank, 4.13%, 01/18/29	2,000	2,026,391
Associated Banc-Corp., (1-day SOFR + 3.03%), 6.46%, 08/29/30(b)	100	104,133
Australia & New Zealand Banking Group Ltd.
4.90%, 07/16/27(a)	380	386,080
3.92%, 09/30/27	500	501,803
4.36%, 06/18/28	250	252,887
4.62%, 12/16/29	500	510,508
Series A, 3.92%, 12/08/28(a)	500	500,664
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	600	621,946
(1-year CMT + 1.95%), 6.03%, 03/13/35(b)	600	636,579
(1-year CMT + 2.70%), 6.14%, 09/14/28(b)	400	413,543
(1-year CMT + 3.30%), 7.88%, 11/15/34(b)	400	465,042
Banco Santander SA
4.25%, 04/11/27	400	400,706
5.29%, 08/18/27	1,000	1,017,843
3.80%, 02/23/28	1,000	994,004
4.38%, 04/12/28	800	804,777
5.59%, 08/08/28	800	829,265
6.61%, 11/07/28	1,000	1,066,284
3.31%, 06/27/29	600	583,877
5.57%, 01/17/30	600	624,534
3.49%, 05/28/30	800	771,558
4.55%, 11/06/30	800	800,518
2.75%, 12/03/30	800	729,290
2.96%, 03/25/31	600	555,277
5.44%, 07/15/31	1,150	1,204,567
6.92%, 08/08/33	1,200	1,324,694
6.94%, 11/07/33	800	912,866
6.35%, 03/14/34(a)	600	643,894
6.03%, 01/17/35	800	855,136
5.13%, 11/06/35	800	798,836
(1-year CMT + 0.95%), 5.37%, 07/15/28(b)	800	814,530
(1-year CMT + 1.25%), 5.55%, 03/14/28(b)	800	812,367
(1-year CMT + 1.45%), 5.54%, 03/14/30(b)	800	828,602
(1-year CMT + 1.60%), 3.23%, 11/22/32(b)	800	733,534

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Santander SA (continued)
(1-year CMT + 2.00%), 4.18%, 03/24/28(b)	$800	$ 800,402
Bank of America Corp.
3.25%, 10/21/27	1,961	1,944,992
(1-day SOFR + 0.83%), 4.98%, 01/24/29(b)	1,500	1,527,730
(1-day SOFR + 1.00%), 5.16%, 01/24/31(b)	1,705	1,757,963
(1-day SOFR + 1.06%), 2.09%, 06/14/29(b)	1,859	1,775,932
(1-day SOFR + 1.11%), 4.62%, 05/09/29(b)	1,440	1,458,994
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)	2,228	2,009,915
(1-day SOFR + 1.22%), 2.30%, 07/21/32(b)	2,350	2,099,249
(1-day SOFR + 1.31%), 5.51%, 01/24/36(b)	2,220	2,303,651
(1-day SOFR + 1.32%), 2.69%, 04/22/32(b)	3,267	2,995,560
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)	2,518	2,301,764
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	1,609	1,439,305
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	1,759	1,582,900
(1-day SOFR + 1.57%), 5.82%, 09/15/29(b)	1,832	1,910,133
(1-day SOFR + 1.58%), 4.38%, 04/27/28(b)	1,618	1,624,866
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)	2,040	2,089,215
(1-day SOFR + 1.64%), 5.46%, 05/09/36(b)	1,190	1,230,936
(1-day SOFR + 1.65%), 5.47%, 01/23/35(b)	2,979	3,089,665
(1-day SOFR + 1.70%), 5.74%, 02/12/36(b)	1,445	1,495,472
(1-day SOFR + 1.74%), 5.52%, 10/25/35(b)	2,200	2,245,675
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)	2,507	2,494,124
(1-day SOFR + 1.84%), 5.87%, 09/15/34(b)	2,500	2,655,177
(1-day SOFR + 1.91%), 5.29%, 04/25/34(b)	3,080	3,162,950
(1-day SOFR + 1.91%), 5.43%, 08/15/35(b)	1,600	1,626,908
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)	1,275	1,322,716
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	1,855	1,880,598
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)	1,900	1,771,100
(1-day SOFR + 2.16%), 5.02%, 07/22/33(b)	3,176	3,238,272
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)	2,203	2,053,060
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)	3,651	3,611,202
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(b)	1,513	1,510,203
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(b)	1,614	1,560,847
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(b)	1,327	1,265,113
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(b)	1,859	1,850,029
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(b)	1,817	1,824,823
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(b)	1,113	1,106,179
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(b)	1,429	1,423,556
(5-year CMT + 1.20%), 2.48%, 09/21/36(b)	1,229	1,077,824
(5-year CMT + 2.00%), 3.85%, 03/08/37(b)	1,600	1,501,393
Series L, 4.18%, 11/25/27	829	830,123
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(b)	1,409	1,292,620
Bank of Montreal
2.65%, 03/08/27	787	777,219
5.37%, 06/04/27(a)	400	407,794
5.20%, 02/01/28	740	758,052
5.72%, 09/25/28	700	729,589
5.51%, 06/04/31	528	553,766
(1-day SOFR + 1.25%), 4.64%, 09/10/30(b)	545	552,473
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(b)	410	417,597
(1-day SOFR Index + 0.75%), 4.06%, 09/22/28(b)	500	500,773
(1-day SOFR Index + 1.08%), 4.35%, 09/22/31(b)	650	648,625
Security	Par (000)	Value
Banks (continued)
Bank of Montreal (continued)
(5-year CMT + 1.40%), 3.09%, 01/10/37(b)	$734	$ 661,539
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	733	725,456
Series H, 4.70%, 09/14/27	700	708,717
Series J, (1-day SOFR + 0.97%), 4.44%, 01/14/32(b)	700	698,438
Bank of New York Mellon, (1-day SOFR + 1.14%), 4.73%, 04/20/29(b)	760	772,759
Bank of New York Mellon Corp.
3.25%, 05/16/27	620	617,132
3.40%, 01/29/28	563	559,141
3.85%, 04/28/28	343	343,882
1.65%, 07/14/28	225	214,307
3.00%, 10/30/28	375	365,899
3.85%, 04/26/29	472	472,192
3.30%, 08/23/29	529	514,820
1.65%, 01/28/31	575	509,470
1.80%, 07/28/31	229	201,193
2.50%, 01/26/32(a)	413	376,391
(1-day SOFR + 0.63%), 4.03%, 01/22/30(b)	335	334,607
(1-day SOFR + 0.68%), 4.44%, 06/09/28(b)	494	497,665
(1-day SOFR + 0.84%), 4.89%, 07/21/28(b)	525	532,968
(1-day SOFR + 0.89%), 4.94%, 02/11/31(b)	751	771,492
(1-day SOFR + 1.09%), 4.98%, 03/14/30(a)(b)	800	822,388
(1-day SOFR + 1.15%), 3.99%, 06/13/28(b)	100	100,120
(1-day SOFR + 1.17%), 4.54%, 02/01/29(b)	700	708,140
(1-day SOFR + 1.23%), 5.06%, 07/22/32(b)	525	542,069
(1-day SOFR + 1.25%), 5.23%, 11/20/35(b)	475	487,816
(1-day SOFR + 1.35%), 5.32%, 06/06/36(b)	500	515,055
(1-day SOFR + 1.42%), 4.29%, 06/13/33(a)(b)	500	493,073
(1-day SOFR + 1.42%), 5.19%, 03/14/35(b)	600	617,504
(1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	500	500,819
(1-day SOFR + 1.60%), 6.32%, 10/25/29(b)	575	608,875
(1-day SOFR + 1.76%), 4.60%, 07/26/30(b)	300	305,254
(1-day SOFR + 1.77%), 5.61%, 07/21/39(b)	300	312,925
(1-day SOFR + 1.85%), 6.47%, 10/25/34(b)	825	918,197
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(b)	490	505,666
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b)	712	764,733
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(b)	575	572,626
Series J, 1.90%, 01/25/29	250	235,972
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(b)	740	751,672
Bank of Nova Scotia
1.95%, 02/02/27	429	421,316
2.95%, 03/11/27	372	368,534
5.40%, 06/04/27(a)	549	559,872
5.25%, 06/12/28	360	370,794
5.45%, 08/01/29(a)	475	494,798
4.85%, 02/01/30	900	919,630
2.15%, 08/01/31	329	292,970
2.45%, 02/02/32	553	494,507
5.65%, 02/01/34	550	580,797
(1-day SOFR + 0.73%), 4.25%, 02/02/30(b)(c)	525	525,971
(1-day SOFR + 0.76%), 4.04%, 09/15/28(a)(b)	300	300,092
(1-day SOFR + 0.89%), 4.93%, 02/14/29(b)	864	880,114
(1-day SOFR + 1.00%), 4.40%, 09/08/28(b)	683	687,116
(1-day SOFR + 1.05%), 4.81%, 02/02/34(b)(c)	675	675,146
(1-day SOFR + 1.07%), 5.13%, 02/14/31(b)	750	771,504
(1-day SOFR + 1.09%), 4.34%, 09/15/31(b)	600	597,447
(1-day SOFR + 1.44%), 4.74%, 11/10/32(b)	475	479,092
(5-year CMT + 2.05%), 4.59%, 05/04/37(b)	664	649,405
BankUnited, Inc., 5.13%, 06/11/30	150	150,527
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Barclays PLC
4.34%, 01/10/28	$700	$ 701,905
4.84%, 05/09/28	1,178	1,186,924
(1-day SOFR + 0.96%), 5.09%, 02/25/29(b)	800	815,040
(1-day SOFR + 1.08%), 4.48%, 11/11/29(b)	950	955,560
(1-day SOFR + 1.23%), 5.37%, 02/25/31(b)	1,100	1,135,159
(1-day SOFR + 1.34%), 4.84%, 09/10/28(b)	600	606,881
(1-day SOFR + 1.49%), 5.67%, 03/12/28(b)	800	813,539
(1-day SOFR + 1.56%), 4.94%, 09/10/30(b)	1,000	1,018,486
(1-day SOFR + 1.59%), 5.79%, 02/25/36(b)	1,200	1,250,310
(1-day SOFR + 1.74%), 5.69%, 03/12/30(b)	1,200	1,249,234
(1-day SOFR + 1.91%), 5.34%, 09/10/35(b)	1,200	1,214,060
(1-day SOFR + 2.22%), 6.49%, 09/13/29(b)	650	686,100
(1-day SOFR + 2.62%), 6.69%, 09/13/34(b)	1,000	1,103,495
(1-day SOFR + 2.98%), 6.22%, 05/09/34(b)	1,300	1,394,081
(1-day SOFR + 3.57%), 7.12%, 06/27/34(b)	900	1,004,062
(1-year CMT + 1.20%), 2.67%, 03/10/32(b)	810	737,264
(1-year CMT + 1.30%), 2.89%, 11/24/32(b)	600	544,819
(1-year CMT + 1.90%), 2.65%, 06/24/31(b)	1,000	927,275
(1-year CMT + 2.65%), 5.50%, 08/09/28(b)	1,100	1,123,052
(1-year CMT + 3.00%), 5.75%, 08/09/33(b)	600	629,147
(1-year CMT + 3.30%), 7.39%, 11/02/28(b)	900	949,483
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)	1,200	1,370,601
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(b)	1,195	1,215,421
(3-mo. SOFR US + 3.32%), 5.09%, 06/20/30(b)	1,078	1,097,671
(5-year CMT + 2.90%), 3.56%, 09/23/35(b)	678	641,207
BOKF NA, (5-year CMT + 2.00%), 6.11%, 11/06/40(b)	250	256,675
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	650	647,397
5.24%, 06/28/27	1,100	1,120,444
5.00%, 04/28/28	572	584,376
5.99%, 10/03/28(a)	250	262,041
5.26%, 04/08/29	800	827,774
3.60%, 04/07/32	664	633,355
6.09%, 10/03/33	650	703,757
(1-day SOFR + 1.03%), 4.86%, 03/30/29(b)	834	847,457
(1-day SOFR + 1.11%), 5.25%, 01/13/31(b)	675	696,506
(1-day SOFR + 1.34%), 4.63%, 09/11/30(b)	525	532,002
(1-day SOFR Index + 0.60%), 4.24%, 09/08/28(b)	600	602,166
(1-day SOFR Index + 0.79%), 4.28%, 01/29/30(b)	575	576,584
(1-day SOFR Index + 1.17%), 4.58%, 09/08/31(b)	600	604,275
Capital One NA
Series BKNT, 4.65%, 09/13/28	350	354,754
Series BKNT, 2.70%, 02/06/30	300	282,427
Citibank N.A.
5.80%, 09/29/28(a)	1,150	1,203,857
4.84%, 08/06/29	950	971,726
Series BKNT, 5.57%, 04/30/34	1,210	1,273,366
Citibank NA
Class BN, 4.58%, 05/29/27	1,500	1,513,696
Class BN, 4.91%, 05/29/30	2,080	2,134,111
Citigroup, Inc.
4.45%, 09/29/27	2,541	2,557,870
4.13%, 07/25/28	1,138	1,138,969
6.63%, 06/15/32(a)	526	581,292
5.88%, 02/22/33(a)	300	319,924
6.00%, 10/31/33	600	640,970
(1-day SOFR + 0.87%), 4.79%, 03/04/29(b)	1,750	1,774,933
(1-day SOFR + 1.14%), 4.64%, 05/07/28(b)	1,497	1,508,427
(1-day SOFR + 1.15%), 2.67%, 01/29/31(b)	1,429	1,338,592
(1-day SOFR + 1.17%), 4.50%, 09/11/31(b)	1,855	1,856,468
(1-day SOFR + 1.17%), 2.56%, 05/01/32(b)	1,948	1,766,094
(1-day SOFR + 1.18%), 2.52%, 11/03/32(b)	1,200	1,073,867
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)	$1,329	$ 1,315,952
(1-day SOFR + 1.34%), 4.54%, 09/19/30(b)	1,875	1,890,957
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	1,913	1,750,844
(1-day SOFR + 1.36%), 5.17%, 02/13/30(b)	1,920	1,972,636
(1-day SOFR + 1.42%), 2.98%, 11/05/30(b)	1,820	1,734,833
(1-day SOFR + 1.45%), 5.45%, 06/11/35(b)	1,500	1,544,294
(1-day SOFR + 1.46%), 4.95%, 05/07/31(b)	1,200	1,223,897
(1-day SOFR + 1.47%), 5.33%, 03/27/36(b)	1,550	1,578,783
(1-day SOFR + 1.49%), 5.17%, 09/11/36(a)(b)	1,810	1,819,576
(1-day SOFR + 1.83%), 6.02%, 01/24/36(b)	1,955	2,040,208
(1-day SOFR + 1.89%), 4.66%, 05/24/28(b)	700	705,715
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)	1,877	1,786,201
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)	1,625	1,680,729
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)	1,550	1,565,269
(1-day SOFR + 2.11%), 2.57%, 06/03/31(b)	2,143	1,985,821
(1-day SOFR + 2.34%), 6.27%, 11/17/33(b)	1,400	1,521,570
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	1,935	2,051,435
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)	2,579	2,578,003
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(b)	1,451	1,439,300
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(b)	1,300	1,300,079
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)	1,773	1,758,831
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)	1,554	1,546,094
(5-year CMT + 1.28%), 5.59%, 11/19/34(b)	802	825,128
(5-year CMT + 1.73%), 5.41%, 09/19/39(b)	700	700,371
Citizens Bank NA, (1-day SOFR + 2.00%), 4.58%, 08/09/28(b)	600	604,360
Citizens Bank NA/Providence, (1-day SOFR + 0.70%), 4.19%, 01/29/29(b)	250	250,377
Citizens Financial Group, Inc.
2.50%, 02/06/30	279	260,066
3.25%, 04/30/30	550	525,641
2.64%, 09/30/32	400	348,376
(1-day SOFR + 1.26%), 5.25%, 03/05/31(b)	475	486,981
(1-day SOFR + 1.91%), 5.72%, 07/23/32(b)	725	758,881
(1-day SOFR + 2.01%), 5.84%, 01/23/30(b)	792	826,233
(1-day SOFR + 2.33%), 6.65%, 04/25/35(b)	450	492,563
(5-year CMT + 1.45%), 5.30%, 01/29/36(b)	260	261,228
(5-year CMT + 2.75%), 5.64%, 05/21/37(b)	200	203,856
Comerica Bank, (1-day SOFR + 2.61%), 5.33%, 08/25/33(b)	250	252,473
Comerica, Inc.
4.00%, 02/01/29	429	426,586
(1-day SOFR + 2.16%), 5.98%, 01/30/30(b)	548	572,795
Commonwealth Bank of Australia
4.42%, 03/14/28	500	506,383
4.15%, 10/01/30	380	379,558
Cooperatieve Rabobank UA
5.04%, 03/05/27	500	506,622
4.37%, 05/27/27	250	251,944
3.74%, 01/14/28	250	250,086
4.88%, 01/21/28	500	510,834
3.96%, 10/17/28	250	250,943
4.80%, 01/09/29	250	255,908
4.49%, 10/17/29	500	508,869
4.16%, 01/14/31	250	249,124
Corp. Andina de Fomento, 5.00%, 01/24/29	1,200	1,235,859
Deutsche Bank AG
5.41%, 05/10/29	480	498,956

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG (continued)
(1-day SOFR + 1.10%), 4.47%, 12/10/31(b)	$650	$ 648,854
(1-day SOFR + 1.30%), 4.95%, 08/04/31(b)	1,075	1,087,714
(1-day SOFR + 1.59%), 5.71%, 02/08/28(b)	600	609,389
(1-day SOFR + 1.70%), 5.00%, 09/11/30(b)	1,000	1,017,021
(1-day SOFR + 1.72%), 5.30%, 05/09/31(b)	900	921,721
(1-day SOFR + 1.72%), 3.04%, 05/28/32(b)	655	600,746
(1-day SOFR + 2.05%), 5.40%, 09/11/35(b)	1,000	1,013,912
(1-day SOFR + 2.26%), 3.74%, 01/07/33(b)	750	698,129
(1-day SOFR + 2.51%), 6.82%, 11/20/29(b)	750	799,184
(1-day SOFR + 2.76%), 3.73%, 01/14/32(b)	650	616,114
(1-day SOFR + 3.04%), 3.55%, 09/18/31(b)	959	912,779
(1-day SOFR + 3.18%), 6.72%, 01/18/29(b)	1,150	1,204,318
(1-day SOFR + 3.65%), 7.08%, 02/10/34(b)	850	934,037
(1-day SOFR + 5.44%), 5.88%, 07/08/31(b)	400	414,772
(5-year USD SOFR ICE Swap + 2.55%), 4.88%, 12/01/32(b)	550	552,259
(1-day SOFR + 1.21%), 5.37%, 01/10/29(b)	750	765,960
European Bank for Reconstruction & Development, 4.38%, 03/09/28	2,000	2,030,308
European Investment Bank
3.88%, 03/15/28	2,800	2,816,987
4.50%, 10/16/28	2,400	2,454,884
4.00%, 02/15/29	3,500	3,536,566
3.63%, 07/15/30(a)	3,200	3,177,953
3.75%, 02/14/33	3,000	2,941,508
Fifth Third Bancorp
2.55%, 05/05/27	471	462,919
3.95%, 03/14/28	500	499,629
(1-day SOFR + 0.95%), 4.57%, 04/29/32(b)	690	689,321
(1-day SOFR + 1.24%), 5.14%, 01/29/37(b)	680	675,919
(1-day SOFR + 1.36%), 4.06%, 04/25/28(b)	279	278,801
(1-day SOFR + 1.49%), 4.90%, 09/06/30(b)	400	406,679
(1-day SOFR + 1.66%), 4.34%, 04/25/33(a)(b)	479	468,780
(1-day SOFR + 1.84%), 5.63%, 01/29/32(b)	540	565,702
(1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	762	800,629
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b)	670	678,595
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(b)	384	398,715
Fifth Third Bank N.A., Series BKNT, 2.25%, 02/01/27	350	344,555
First Citizens BancShares, Inc.(b)
(1-day SOFR + 1.41%), 5.23%, 03/12/31	972	985,745
(5-year CMT + 1.97%), 6.25%, 03/12/40	456	463,798
First Horizon Bank, Series BKNT, 5.75%, 05/01/30	250	258,021
First Horizon Corp., (1-day SOFR + 1.77%), 5.51%, 03/07/31(b)	304	313,042
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	232,819
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(b)	295	301,727
Goldman Sachs Group, Inc.
2.60%, 02/07/30	1,309	1,229,015
3.80%, 03/15/30	1,634	1,609,219
6.13%, 02/15/33	518	564,062
(1-day SOFR + 0.71%), 4.15%, 01/21/29(b)	3,700	3,702,635
(1-day SOFR + 0.90%), 4.15%, 10/21/29(b)	1,650	1,648,782
(1-day SOFR + 0.96%), 4.52%, 01/21/32(b)	3,700	3,697,508
(1-day SOFR + 1.06%), 4.37%, 10/21/31(b)	1,950	1,939,580
(1-day SOFR + 1.08%), 5.21%, 01/28/31(b)	1,400	1,443,178
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	1,710	1,517,329
(1-day SOFR + 1.14%), 4.69%, 10/23/30(b)	1,420	1,439,531
(1-day SOFR + 1.19%), 5.07%, 01/21/37(b)	2,460	2,449,406
(1-day SOFR + 1.21%), 5.05%, 07/23/30(b)	1,600	1,638,734
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	2,719	2,431,675
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	$1,981	$ 1,789,012
(1-day SOFR + 1.27%), 5.73%, 04/25/30(b)	1,495	1,560,858
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)	2,418	2,201,461
(1-day SOFR + 1.32%), 4.94%, 04/23/28(b)	1,567	1,583,662
(1-day SOFR + 1.33%), 4.94%, 10/21/36(b)	2,250	2,219,077
(1-day SOFR + 1.38%), 5.54%, 01/28/36(b)	1,900	1,963,648
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)	2,844	2,612,571
(1-day SOFR + 1.42%), 5.02%, 10/23/35(b)	2,265	2,264,732
(1-day SOFR + 1.55%), 5.85%, 04/25/35(b)	1,635	1,728,063
(1-day SOFR + 1.55%), 5.33%, 07/23/35(b)	1,950	1,994,047
(1-day SOFR + 1.58%), 5.22%, 04/23/31(b)	2,275	2,342,783
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)	1,653	1,662,995
(1-day SOFR + 1.77%), 6.48%, 10/24/29(b)	1,626	1,721,358
(1-day SOFR + 1.85%), 3.62%, 03/15/28(b)	2,121	2,111,306
(1-day SOFR + 1.95%), 6.56%, 10/24/34(b)	800	885,204
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	1,659	1,648,680
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	2,279	2,283,730
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(b)	1,573	1,566,116
(5-year CMT + 1.18%), 5.39%, 02/02/41(b)(c)	1,225	1,213,632
HSBC Bank USA NA, Series BKNT, 5.88%, 11/01/34	250	264,397
HSBC Holdings PLC
4.95%, 03/31/30	1,586	1,623,783
(1-day SOFR + 1.03%), 4.90%, 03/03/29(b)	900	913,048
(1-day SOFR + 1.04%), 5.13%, 11/19/28(b)	900	916,129
(1-day SOFR + 1.06%), 5.60%, 05/17/28(b)	955	973,032
(1-day SOFR + 1.19%), 4.62%, 11/06/31(b)	1,400	1,405,123
(1-day SOFR + 1.19%), 2.80%, 05/24/32(b)	1,864	1,704,857
(1-day SOFR + 1.29%), 2.21%, 08/17/29(b)	1,250	1,190,169
(1-day SOFR + 1.29%), 5.29%, 11/19/30(b)	1,450	1,497,250
(1-day SOFR + 1.29%), 5.13%, 03/03/31(b)	1,320	1,352,873
(1-day SOFR + 1.41%), 2.87%, 11/22/32(b)	1,310	1,188,991
(1-day SOFR + 1.43%), 5.13%, 11/06/36(b)	1,400	1,397,677
(1-day SOFR + 1.46%), 5.55%, 03/04/30(b)	800	829,092
(1-day SOFR + 1.52%), 5.73%, 05/17/32(b)	800	841,023
(1-day SOFR + 1.56%), 5.45%, 03/03/36(b)	1,400	1,437,589
(1-day SOFR + 1.57%), 5.24%, 05/13/31(b)	1,400	1,440,787
(1-day SOFR + 1.73%), 2.01%, 09/22/28(a)(b)	1,278	1,235,861
(1-day SOFR + 1.78%), 5.72%, 03/04/35(b)	800	840,610
(1-day SOFR + 1.88%), 5.79%, 05/13/36(b)	1,200	1,261,137
(1-day SOFR + 1.90%), 5.87%, 11/18/35(b)	1,150	1,196,322
(1-day SOFR + 1.95%), 2.36%, 08/18/31(b)	1,000	911,335
(1-day SOFR + 1.96%), 5.74%, 09/10/36(a)(b)	1,000	1,025,974
(1-day SOFR + 1.97%), 6.16%, 03/09/29(b)	1,550	1,610,891
(1-day SOFR + 2.11%), 4.76%, 06/09/28(b)	1,500	1,513,353
(1-day SOFR + 2.39%), 2.85%, 06/04/31(b)	1,010	945,057
(1-day SOFR + 2.39%), 6.25%, 03/09/34(b)	1,000	1,082,532
(1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	1,335	1,326,136
(1-day SOFR + 2.61%), 5.21%, 08/11/28(b)	1,500	1,524,830
(1-day SOFR + 2.87%), 5.40%, 08/11/33(b)	1,650	1,705,756
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)	1,200	1,296,313
(1-day SOFR + 3.02%), 7.40%, 11/13/34(b)	1,170	1,330,037
(1-day SOFR + 4.25%), 8.11%, 11/03/33(b)	1,400	1,637,215
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(b)	2,289	2,310,109
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(b)	1,689	1,688,830
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(b)	2,039	2,017,727
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued)
(1-day SOFR + 3.35%), 7.39%, 11/03/28(b)	$1,805	$ 1,904,805
HSBC USA, Inc.
5.29%, 03/04/27	635	644,477
4.65%, 06/03/28	600	609,332
Huntington Bancshares, Inc.
2.55%, 02/04/30	440	410,478
(1-day SOFR + 0.99%), 4.62%, 01/28/32(b)	625	625,957
(1-day SOFR + 1.28%), 5.27%, 01/15/31(b)	706	726,371
(1-day SOFR + 1.97%), 4.44%, 08/04/28(b)	450	452,614
(1-day SOFR + 2.02%), 6.21%, 08/21/29(b)	600	628,797
(1-day SOFR + 2.05%), 5.02%, 05/17/33(b)	200	202,227
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(b)	1,050	1,092,320
(5-year CMT + 1.17%), 2.49%, 08/15/36(b)	324	282,096
(5-year CMT + 1.35%), 5.61%, 01/28/41(b)	425	422,886
(5-year CMT + 1.70%), 6.14%, 11/18/39(b)	350	365,373
Huntington National Bank
5.65%, 01/10/30	400	418,424
(1-day SOFR + 0.72%), 4.87%, 04/12/28(b)	500	504,270
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(b)	500	502,861
Independent Bank Corp., (3-mo. CME Term SOFR + 3.53%), 7.25%, 04/01/35(a)(b)	100	105,692
ING Groep NV
3.95%, 03/29/27	1,000	1,000,591
4.55%, 10/02/28	878	888,843
4.05%, 04/09/29	678	676,195
(1-day SOFR + 1.01%), 4.86%, 03/25/29(b)	400	406,292
(1-day SOFR + 1.32%), 2.73%, 04/01/32(b)	450	413,839
(1-day SOFR + 1.44%), 5.34%, 03/19/30(b)	800	825,153
(1-day SOFR + 1.61%), 5.53%, 03/25/36(b)	660	683,655
(1-day SOFR + 1.77%), 5.55%, 03/19/35(b)	1,000	1,038,130
(1-day SOFR + 1.83%), 4.02%, 03/28/28(b)	789	789,310
(1-day SOFR + 2.07%), 4.25%, 03/28/33(b)	600	588,286
(1-day SOFR + 2.09%), 6.11%, 09/11/34(b)	800	862,391
(1-day SOFR Index + 1.23%), 5.07%, 03/25/31(b)	600	614,366
Inter-American Development Bank
4.38%, 02/01/27(a)	1,000	1,007,081
4.00%, 01/12/28	1,300	1,310,145
4.13%, 02/15/29	2,400	2,432,609
3.50%, 04/12/33(a)	1,400	1,346,938
4.50%, 09/13/33	1,300	1,331,484
Inter-American Investment Corp., 4.75%, 09/19/28	200	205,168
International Bank for Reconstruction & Development
4.50%, 06/26/28	700	702,069
3.50%, 07/12/28	2,500	2,493,672
4.63%, 08/01/28	2,500	2,560,148
3.88%, 02/14/30	3,000	3,015,594
4.00%, 07/25/30	2,300	2,318,154
4.00%, 01/10/31	3,300	3,323,068
4.75%, 11/14/33	1,600	1,664,323
International Finance Corp., 4.50%, 07/13/28	1,100	1,122,722
JPMorgan Chase & Co.
4.25%, 10/01/27	813	818,805
3.63%, 12/01/27	829	825,264
5.45%, 02/05/37	925	921,793
(1-day SOFR + 0.80%), 4.92%, 01/24/29(b)	995	1,012,881
(1-day SOFR + 0.84%), 4.35%, 01/22/32(b)	1,645	1,641,161
(1-day SOFR + 0.86%), 4.51%, 10/22/28(b)	1,700	1,715,402
(1-day SOFR + 0.93%), 5.57%, 04/22/28(b)	1,550	1,579,224
(1-day SOFR + 0.93%), 4.98%, 07/22/28(b)	1,030	1,044,571
(1-day SOFR + 0.93%), 4.26%, 10/22/31(b)	1,245	1,238,152
(1-day SOFR + 1.01%), 5.14%, 01/24/31(b)	1,505	1,552,270
(1-day SOFR + 1.02%), 2.07%, 06/01/29(b)	1,210	1,156,961
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 1.04%), 4.60%, 10/22/30(b)	$1,700	$ 1,723,557
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)	2,059	1,833,260
(1-day SOFR + 1.07%), 4.90%, 01/22/37(b)	1,855	1,840,600
(1-day SOFR + 1.13%), 5.00%, 07/22/30(b)	1,725	1,770,152
(1-day SOFR + 1.16%), 5.58%, 04/22/30(b)	1,950	2,031,577
(1-day SOFR + 1.18%), 2.55%, 11/08/32(b)	1,872	1,686,043
(1-day SOFR + 1.19%), 4.81%, 10/22/36(b)	1,885	1,858,149
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)	2,257	2,068,921
(1-day SOFR + 1.31%), 5.01%, 01/23/30(b)	1,550	1,589,251
(1-day SOFR + 1.32%), 5.50%, 01/24/36(b)	1,705	1,773,252
(1-day SOFR + 1.34%), 4.95%, 10/22/35(b)	1,960	1,966,504
(1-day SOFR + 1.44%), 5.10%, 04/22/31(b)	1,590	1,638,737
(1-day SOFR + 1.45%), 5.30%, 07/24/29(b)	1,545	1,589,920
(1-day SOFR + 1.46%), 5.29%, 07/22/35(b)	2,425	2,489,026
(1-day SOFR + 1.49%), 5.77%, 04/22/35(b)	1,770	1,874,020
(1-day SOFR + 1.56%), 4.32%, 04/26/28(b)	1,798	1,805,320
(1-day SOFR + 1.57%), 6.09%, 10/23/29(b)	1,425	1,497,511
(1-day SOFR + 1.62%), 5.34%, 01/23/35(b)	1,876	1,930,471
(1-day SOFR + 1.64%), 5.58%, 07/23/36(b)	2,485	2,554,555
(1-day SOFR + 1.68%), 5.57%, 04/22/36(b)	2,110	2,203,050
(1-day SOFR + 1.75%), 4.57%, 06/14/30(b)	1,250	1,264,844
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)	1,598	1,600,246
(1-day SOFR + 1.81%), 6.25%, 10/23/34(b)	1,724	1,879,969
(1-day SOFR + 1.85%), 5.35%, 06/01/34(a)(b)	2,815	2,910,027
(1-day SOFR + 1.89%), 2.18%, 06/01/28(b)	1,000	976,866
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)	2,600	2,631,900
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)	1,755	1,634,318
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)	3,188	3,238,163
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)	2,102	2,217,431
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)	829	736,553
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(b)	1,529	1,514,153
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(b)	2,342	2,137,903
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(b)	1,319	1,317,873
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(b)	1,529	1,507,343
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(b)	2,791	2,652,439
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(b)	1,749	1,755,059
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(b)	1,605	1,620,270
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(b)	1,450	1,442,242
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(b)	2,091	1,969,799
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)	1,959	1,973,629
KeyBank NA
Series BKNT, 6.95%, 02/01/28	550	577,088
Series BKNT, 3.90%, 04/13/29	261	256,821
Series BKNT, 4.90%, 08/08/32	550	548,699
Keybank National Association
5.00%, 01/26/33	450	452,718
Series BKNT, 5.85%, 11/15/27	500	515,120
Series BKNT, 4.39%, 12/14/27	250	251,541
KeyCorp
2.25%, 04/06/27(a)	546	534,916
4.10%, 04/30/28	495	495,730

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
KeyCorp (continued)
2.55%, 10/01/29	$513	$ 485,431
(1-day SOFR + 1.37%), 5.31%, 01/28/37(b)	485	485,383
(1-day SOFR Index + 1.23%), 5.12%, 04/04/31(a)(b)	494	505,921
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(b)	546	544,946
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(b)	558	604,253
Kreditanstalt fuer Wiederaufbau
4.38%, 03/01/27	3,000	3,024,624
3.00%, 05/20/27	2,700	2,679,940
4.00%, 06/28/27	2,000	2,011,687
3.50%, 08/27/27	2,000	1,997,748
3.75%, 02/15/28	1,650	1,655,679
2.88%, 04/03/28	1,150	1,133,369
3.88%, 06/15/28	3,000	3,020,086
3.50%, 08/09/28(a)	2,000	1,995,967
4.00%, 03/15/29	3,000	3,032,790
1.75%, 09/14/29	1,243	1,162,501
4.63%, 03/18/30	1,995	2,062,411
3.75%, 07/15/30	3,000	2,995,121
0.75%, 09/30/30	789	686,968
4.75%, 10/29/30	1,500	1,560,430
4.13%, 07/15/33(a)	2,600	2,603,446
4.38%, 02/28/34(a)	2,000	2,030,330
Series GLOB, 3.88%, 05/15/28(a)	2,000	2,012,950
Landwirtschaftliche Rentenbank
4.63%, 04/17/29	1,000	1,027,966
4.13%, 05/28/30	955	968,187
0.88%, 09/03/30	1,559	1,367,810
5.00%, 10/24/33	600	632,887
Series 37, 2.50%, 11/15/27	1,400	1,372,584
Lloyds Banking Group PLC
4.38%, 03/22/28	678	682,743
4.55%, 08/16/28	710	719,092
(1-year CMT + 0.82%), 4.43%, 11/04/31(b)	800	797,136
(1-year CMT + 0.83%), 4.82%, 06/13/29(b)	800	812,640
(1-year CMT + 0.85%), 5.09%, 11/26/28(b)	600	610,774
(1-year CMT + 0.97%), 4.94%, 11/04/36(a)(b)	800	787,877
(1-year CMT + 1.07%), 5.72%, 06/05/30(b)	1,000	1,046,367
(1-year CMT + 1.20%), 5.59%, 11/26/35(a)(b)	800	831,646
(1-year CMT + 1.60%), 6.07%, 06/13/36(b)	800	839,170
(1-year CMT + 1.70%), 5.87%, 03/06/29(b)	1,000	1,036,158
(1-year CMT + 1.75%), 5.68%, 01/05/35(b)	1,200	1,257,582
(1-year CMT + 1.80%), 3.75%, 03/18/28(b)	678	676,047
(1-year CMT + 2.30%), 4.98%, 08/11/33(b)	900	915,727
(1-year CMT + 3.75%), 7.95%, 11/15/33(b)	500	582,682
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28(b)	1,300	1,289,803
M&T Bank Corp.(b)
(1-day SOFR + 0.93%), 4.83%, 01/16/29	145	147,271
(1-day SOFR + 1.40%), 5.18%, 07/08/31	486	498,323
(1-day SOFR + 1.61%), 5.39%, 01/16/36	1,120	1,136,276
(1-day SOFR + 1.85%), 5.05%, 01/27/34	550	551,493
(1-day SOFR + 2.26%), 6.08%, 03/13/32	466	495,198
(1-day SOFR + 2.80%), 7.41%, 10/30/29	400	433,408
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	453,045
(5-year CMT + 1.43%), 5.40%, 07/30/35	150	151,507
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	650	659,098
(1-day SOFR + 0.95%), 4.76%, 07/06/28(b)	500	504,654
Series BKNT, 3.40%, 08/17/27	250	247,593
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27	590	589,089
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
3.29%, 07/25/27	$529	$ 524,816
3.96%, 03/02/28	729	729,738
4.05%, 09/11/28	640	641,869
3.74%, 03/07/29	1,159	1,150,307
3.20%, 07/18/29	1,300	1,260,569
2.56%, 02/25/30	1,010	944,857
2.05%, 07/17/30	910	827,488
(1-year CMT + 0.78%), 5.20%, 01/16/31(b)	400	411,618
(1-year CMT + 0.80%), 4.53%, 09/12/31(b)	600	602,248
(1-year CMT + 0.80%), 4.51%, 01/14/32(b)	600	601,059
(1-year CMT + 0.82%), 5.26%, 04/17/30(b)	600	618,451
(1-year CMT + 0.90%), 5.06%, 01/14/37(b)	1,000	998,118
(1-year CMT + 0.93%), 5.19%, 09/12/36(b)	500	505,744
(1-year CMT + 0.95%), 2.31%, 07/20/32(b)	1,310	1,169,466
(1-year CMT + 0.95%), 5.57%, 01/16/36(b)	800	834,094
(1-year CMT + 0.97%), 2.49%, 10/13/32(b)	600	537,385
(1-year CMT + 1.00%), 5.43%, 04/17/35(b)	1,000	1,034,402
(1-year CMT + 1.10%), 2.85%, 01/19/33(b)	600	544,753
(1-year CMT + 1.17%), 5.16%, 04/24/31(b)	680	699,438
(1-year CMT + 1.27%), 5.62%, 04/24/36(b)	1,000	1,043,950
(1-year CMT + 1.30%), 4.08%, 04/19/28(b)	600	600,597
(1-year CMT + 1.38%), 5.42%, 02/22/29(b)	980	1,006,310
(1-year CMT + 1.53%), 5.48%, 02/22/31(b)	440	457,404
(1-year CMT + 1.55%), 4.32%, 04/19/33(b)	400	392,549
(1-year CMT + 1.63%), 5.44%, 02/22/34(b)	755	786,018
(1-year CMT + 1.70%), 5.24%, 04/19/29(b)	335	343,412
(1-year CMT + 1.90%), 5.35%, 09/13/28(b)	955	975,138
(1-year CMT + 1.95%), 5.02%, 07/20/28(b)	900	912,463
(1-year CMT + 1.97%), 5.41%, 04/19/34(b)	600	623,303
(1-year CMT + 2.13%), 5.13%, 07/20/33(b)	800	819,489
(1-year CMT + 2.13%), 5.47%, 09/13/33(b)	450	469,481
Mizuho Financial Group, Inc.
3.66%, 02/28/27	200	199,613
3.17%, 09/11/27	678	670,553
4.02%, 03/05/28(a)	800	801,984
2.56%, 09/13/31	610	546,276
(1-year CMT + 0.82%), 5.10%, 05/13/31(b)	800	820,510
(1-year CMT + 0.87%), 2.17%, 05/22/32(b)	400	355,196
(1-year CMT + 0.90%), 2.26%, 07/09/32(b)	400	355,709
(1-year CMT + 0.92%), 4.71%, 07/08/31(b)	610	616,676
(1-year CMT + 0.98%), 5.42%, 05/13/36(b)	400	412,289
(1-year CMT + 1.07%), 5.32%, 07/08/36(b)	800	819,142
(1-year CMT + 1.08%), 5.38%, 07/10/30(b)	600	620,655
(1-year CMT + 1.12%), 5.38%, 05/26/30(b)	440	455,235
(1-year CMT + 1.25%), 3.26%, 05/22/30(b)	200	193,853
(1-year CMT + 1.30%), 5.58%, 05/26/35(b)	400	417,217
(1-year CMT + 1.30%), 5.59%, 07/10/35(b)	550	573,719
(1-year CMT + 1.50%), 5.67%, 05/27/29(b)	600	620,869
(1-year CMT + 1.65%), 5.78%, 07/06/29(b)	800	830,919
(1-year CMT + 1.65%), 5.74%, 05/27/31(b)	300	314,987
(1-year CMT + 1.80%), 5.75%, 05/27/34(b)	600	632,882
(1-year CMT + 1.90%), 5.75%, 07/06/34(b)	600	633,511
(1-year CMT + 2.05%), 5.41%, 09/13/28(b)	600	613,291
(1-year CMT + 2.40%), 5.67%, 09/13/33(b)	500	528,653
(3-mo. CME Term SOFR + 1.33%), 2.59%, 05/25/31(b)	300	278,430
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(b)	678	653,283
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(a)(b)	600	601,623
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc. (continued)
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(b)	$450	$ 403,693
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(b)	420	399,714
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(b)	678	617,575
Morgan Stanley
3.95%, 04/23/27	1,263	1,262,579
3.59%, 07/22/28(b)	1,766	1,754,475
7.25%, 04/01/32	400	458,763
(1-day SOFR + 0.80%), 4.24%, 01/09/30(b)	1,560	1,564,921
(1-day SOFR + 0.95%), 4.49%, 01/16/32(b)	2,070	2,068,372
(1-day SOFR + 1.01%), 5.65%, 04/13/28(b)	825	840,423
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	1,872	1,644,640
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	1,742	1,528,706
(1-day SOFR + 1.10%), 4.65%, 10/18/30(b)	1,975	1,999,187
(1-day SOFR + 1.11%), 5.23%, 01/15/31(b)	1,520	1,564,301
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	2,159	2,026,234
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)	2,563	2,273,099
(1-day SOFR + 1.18%), 5.07%, 01/30/37(b)(c)	1,525	1,520,231
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	1,546	1,386,978
(1-day SOFR + 1.22%), 5.04%, 07/19/30(b)	1,530	1,566,743
(1-day SOFR + 1.26%), 5.66%, 04/18/30(b)	1,415	1,473,838
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)	1,562	1,423,886
(1-day SOFR + 1.36%), 2.48%, 09/16/36(b)	2,017	1,772,614
(1-day SOFR + 1.38%), 4.99%, 04/12/29(b)	1,215	1,237,084
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)	1,815	1,886,752
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	1,425	1,463,215
(1-day SOFR + 1.51%), 5.19%, 04/17/31(b)	1,650	1,698,984
(1-day SOFR + 1.56%), 5.32%, 07/19/35(b)	2,091	2,142,578
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	1,781	1,882,899
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)	1,710	1,747,179
(1-day SOFR + 1.61%), 4.21%, 04/20/28(b)	1,454	1,457,224
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)	1,480	1,525,527
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	1,495	1,524,582
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	1,738	1,796,599
(1-day SOFR + 1.76%), 5.66%, 04/17/36(b)	1,795	1,874,204
(1-day SOFR + 1.83%), 6.41%, 11/01/29(b)	1,280	1,353,923
(1-day SOFR + 1.87%), 5.25%, 04/21/34(b)	1,990	2,039,841
(1-day SOFR + 1.88%), 5.42%, 07/21/34(b)	1,600	1,656,184
(1-day SOFR + 2.05%), 6.63%, 11/01/34(b)	1,078	1,198,367
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)	1,365	1,380,346
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)	1,619	1,679,193
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)	1,881	2,051,823
(1-day SOFR + 2.62%), 5.30%, 04/20/37(b)	1,178	1,196,786
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)	2,086	2,024,948
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)	1,845	1,834,983
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	2,017	2,030,503
(5-year CMT + 1.17%), 5.31%, 01/18/41(b)	900	889,919
(5-year CMT + 1.80%), 5.94%, 02/07/39(b)	900	942,426
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	1,210	1,266,212
Series I, (1-day SOFR + 0.91%), 4.13%, 10/18/29(b)	1,305	1,303,556
Series I, (1-day SOFR + 1.07%), 4.36%, 10/22/31(b)	1,535	1,526,211
Series I, (1-day SOFR + 1.31%), 4.89%, 10/22/36(b)	1,980	1,948,657
Morgan Stanley Bank N.A., Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28(b)	925	937,810
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Bank NA(b)
Class BN, (1-day SOFR + 0.91%), 5.02%, 01/12/29	$1,050	$ 1,069,800
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28	1,400	1,426,800
Morgan Stanley Private Bank NA(b)
(1-day SOFR + 0.77%), 4.47%, 07/06/28	1,320	1,328,355
(1-day SOFR + 1.08%), 4.73%, 07/18/31	2,120	2,147,597
Class BN, (1-day SOFR + 0.76%), 4.21%, 02/08/30(c)	1,250	1,249,613
Class BN, (1-day SOFR + 0.78%), 4.20%, 11/17/28	1,390	1,393,925
Class BN, (1-day SOFR + 1.02%), 4.47%, 11/19/31	2,000	2,000,729
National Australia Bank Ltd.
3.91%, 06/09/27	1,000	1,002,233
5.09%, 06/11/27	630	640,837
4.50%, 10/26/27	775	784,326
4.94%, 01/12/28(a)	700	714,755
4.31%, 06/13/28	470	474,794
4.90%, 06/13/28	400	409,554
3.85%, 12/13/28	250	249,815
4.79%, 01/10/29	750	768,002
4.90%, 01/14/30	500	514,410
4.53%, 06/13/30	500	507,816
4.15%, 01/13/31	250	249,764
National Bank of Canada
5.60%, 12/18/28	750	782,071
4.50%, 10/10/29	750	758,434
(1-day SOFR + 0.80%), 4.95%, 02/01/28(b)	250	252,210
(1-day SOFR Index + 0.76%), 4.17%, 01/20/29(b)	250	250,522
NatWest Group PLC(b)
(1-year CMT + 1.05%), 5.12%, 05/23/31	800	820,305
(1-year CMT + 1.10%), 5.58%, 03/01/28	600	609,896
(1-year CMT + 1.22%), 4.96%, 08/15/30	800	816,636
(1-year CMT + 1.50%), 5.78%, 03/01/35	1,000	1,055,436
(1-year CMT + 1.95%), 5.81%, 09/13/29	800	832,822
(1-year CMT + 2.10%), 6.02%, 03/02/34	700	749,780
(1-year CMT + 2.27%), 5.52%, 09/30/28	825	844,490
(1-year CMT + 2.55%), 3.07%, 05/22/28	650	642,327
(3-mo. SOFR US + 2.02%), 4.89%, 05/18/29	928	943,762
(3-mo. SOFR US + 2.13%), 4.45%, 05/08/30	878	881,837
(3-mo. SOFR US + 2.17%), 5.08%, 01/27/30	978	1,001,666
(5-year CMT + 2.20%), 6.48%, 06/01/34	600	631,290
(5-year CMT + 2.35%), 3.03%, 11/28/35	400	369,857
Northern Trust Corp.
4.00%, 05/10/27	633	634,907
3.65%, 08/03/28	313	312,332
3.15%, 05/03/29	313	305,189
1.95%, 05/01/30	650	595,358
4.15%, 11/19/30	365	364,936
6.13%, 11/02/32	610	662,751
(3-mo. SOFR US + 1.39%), 3.38%, 05/08/32(a)(b)	600	592,044
(5-year CMT + 1.05%), 5.12%, 11/19/40(b)	390	388,315
Oesterreichische Kontrollbank AG
4.75%, 05/21/27	920	933,028
4.25%, 03/01/28	900	911,122
4.00%, 05/28/28	1,000	1,008,042
4.13%, 01/18/29	1,000	1,012,016
3.75%, 09/05/29	700	700,024
4.50%, 01/24/30(a)	975	1,000,052
3.75%, 09/10/30(a)	1,000	995,611

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Oesterreichische Kontrollbank AG (continued)
3.75%, 01/15/31	$1,000	$ 995,372
Old National Bancorp, (3-mo. CME Term SOFR + 2.20%), 5.77%, 02/15/36(b)	200	201,109
Pinnacle Bank/Nashville TN, 5.63%, 02/15/28	500	510,771
PNC Bank NA
(1-day SOFR + 0.73%), 4.43%, 07/21/28(b)	750	755,210
Series BKNT, 3.10%, 10/25/27	500	494,263
Series BKNT, 3.25%, 01/22/28	250	247,392
Series BKNT, 4.05%, 07/26/28	900	900,099
Series BKNT, 2.70%, 10/22/29	500	473,028
PNC Financial Services Group, Inc.
3.15%, 05/19/27	450	445,979
3.45%, 04/23/29	1,073	1,057,314
2.55%, 01/22/30(a)	1,331	1,252,648
(1-day SOFR + 0.98%), 2.31%, 04/23/32(b)	629	567,333
(1-day SOFR + 1.07%), 5.22%, 01/29/31(b)	510	526,572
(1-day SOFR + 1.20%), 5.49%, 05/14/30(b)	1,276	1,327,726
(1-day SOFR + 1.26%), 4.81%, 10/21/32(b)	1,180	1,197,218
(1-day SOFR + 1.33%), 4.90%, 05/13/31(a)(b)	575	587,015
(1-day SOFR + 1.39%), 5.58%, 01/29/36(b)	1,100	1,141,220
(1-day SOFR + 1.42%), 5.37%, 07/21/36(b)	1,125	1,152,164
(1-day SOFR + 1.60%), 5.40%, 07/23/35(b)	920	946,776
(1-day SOFR + 1.62%), 5.35%, 12/02/28(b)	675	691,660
(1-day SOFR + 1.84%), 5.58%, 06/12/29(b)	1,658	1,716,075
(1-day SOFR + 1.90%), 5.68%, 01/22/35(b)	1,012	1,060,964
(1-day SOFR + 1.93%), 5.07%, 01/24/34(b)	1,175	1,196,493
(1-day SOFR + 1.95%), 5.94%, 08/18/34(b)	300	320,334
(1-day SOFR + 2.28%), 6.88%, 10/20/34(b)	1,399	1,570,654
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(b)	450	445,423
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(b)	648	697,077
(5-year CMT + 1.17%), 5.42%, 01/25/41(b)	320	319,932
Regions Financial Corp.
1.80%, 08/12/28	363	343,696
(1-day SOFR + 1.49%), 5.72%, 06/06/30(b)	325	339,097
(1-day SOFR + 2.06%), 5.50%, 09/06/35(b)	600	615,752
Royal Bank of Canada
3.63%, 05/04/27	837	835,808
4.24%, 08/03/27	750	754,770
6.00%, 11/01/27	1,100	1,139,812
4.90%, 01/12/28	300	306,079
5.20%, 08/01/28	880	906,935
4.95%, 02/01/29	433	444,853
2.30%, 11/03/31	900	810,704
3.88%, 05/04/32	700	679,393
5.00%, 02/01/33(a)	960	983,374
5.00%, 05/02/33	562	574,843
5.15%, 02/01/34	1,041	1,080,092
(1-day SOFR + 0.70%), 4.00%, 11/03/28(b)	625	625,289
(1-day SOFR + 0.83%), 4.97%, 01/24/29(b)	850	866,467
(1-day SOFR + 0.89%), 4.50%, 08/06/29(b)	725	732,527
(1-day SOFR + 0.98%), 4.31%, 11/03/31(b)	625	622,766
(1-day SOFR + 1.03%), 5.15%, 02/04/31(b)	950	978,381
(1-day SOFR + 1.06%), 4.70%, 08/06/31(b)	575	582,115
(1-day SOFR + 1.10%), 4.97%, 08/02/30(b)	700	716,746
(1-day SOFR Index + 0.81%), 4.72%, 03/27/28(b)	775	781,682
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(b)	350	353,389
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(b)	1,358	1,378,482
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(a)(b)	775	793,468
Santander Holdings USA, Inc.
4.40%, 07/13/27	650	652,474
(1-day SOFR + 1.61%), 5.47%, 03/20/29(b)	500	511,336
Security	Par (000)	Value
Banks (continued)
Santander Holdings USA, Inc. (continued)
(1-day SOFR + 1.88%), 5.74%, 03/20/31(b)	$400	$ 414,729
(1-day SOFR + 1.94%), 5.35%, 09/06/30(b)	638	654,046
(1-day SOFR + 2.14%), 6.34%, 05/31/35(a)(b)	510	544,129
(1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	496	517,326
(1-day SOFR + 2.50%), 6.17%, 01/09/30(b)	611	638,172
(1-day SOFR + 2.70%), 6.57%, 06/12/29(b)	388	405,637
(1-day SOFR + 3.28%), 7.66%, 11/09/31(b)	300	336,120
Santander U.K. Group Holdings PLC(b)
(1-day SOFR + 1.48%), 2.90%, 03/15/32	450	413,729
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	835,099
(1-day SOFR Index + 1.07%), 4.32%, 09/22/29	800	801,017
(1-day SOFR Index + 1.52%), 5.69%, 04/15/31	550	573,380
(1-day SOFR Index + 1.55%), 4.86%, 09/11/30	600	607,353
(1-day SOFR Index + 1.58%), 5.14%, 09/22/36	800	793,790
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	600	596,930
Simmons First National Corp., (3-mo. CME Term SOFR + 3.02%), 6.25%, 10/01/35(a)(b)	100	101,207
Southstate Bank Corp., (3-mo. CME Term SOFR + 3.19%), 7.00%, 06/13/35(b)	200	209,736
Standard Chartered Bank, 4.85%, 12/03/27	250	255,035
State Street Bank & Trust Co., 4.78%, 11/23/29	500	514,236
State Street Corp.
4.99%, 03/18/27	801	811,007
4.33%, 10/22/27	841	848,754
4.54%, 02/28/28	834	845,671
2.40%, 01/24/30(a)	489	461,374
4.73%, 02/28/30	400	409,300
4.83%, 04/24/30	500	513,816
2.20%, 03/03/31	450	405,300
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)	279	274,215
(1-day SOFR + 0.95%), 4.54%, 04/24/28(b)	495	499,101
(1-day SOFR + 1.00%), 2.62%, 02/07/33(a)(b)	441	397,967
(1-day SOFR + 1.02%), 4.53%, 02/20/29(b)	700	707,894
(1-day SOFR + 1.05%), 4.68%, 10/22/32(b)	525	532,448
(1-day SOFR + 1.22%), 5.15%, 02/28/36(b)	500	508,544
(1-day SOFR + 1.22%), 4.78%, 10/23/36(b)	675	666,399
(1-day SOFR + 1.48%), 5.68%, 11/21/29(b)	500	522,541
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)	330	313,199
(1-day SOFR + 1.57%), 4.82%, 01/26/34(b)	600	604,994
(1-day SOFR + 1.61%), 4.42%, 05/13/33(b)	350	348,124
(1-day SOFR + 1.72%), 5.82%, 11/04/28(b)	115	118,756
(1-day SOFR + 1.73%), 4.16%, 08/04/33(b)	500	489,245
(1-day SOFR + 1.89%), 5.16%, 05/18/34(a)(b)	550	564,896
(1-day SOFR + 1.96%), 6.12%, 11/21/34(b)	450	484,430
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)	335	322,671
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(b)	250	251,351
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	1,177	1,168,988
3.35%, 10/18/27	413	409,533
5.52%, 01/13/28	1,100	1,132,641
3.54%, 01/17/28	309	306,744
5.80%, 07/13/28	500	520,549
3.94%, 07/19/28	514	514,135
5.72%, 09/14/28	400	416,206
1.90%, 09/17/28	1,582	1,497,343
4.31%, 10/16/28	432	435,369
2.47%, 01/14/29	400	381,649
4.11%, 01/15/29	490	490,042
5.32%, 07/09/29	400	413,998
3.04%, 07/16/29	1,640	1,578,981
2.72%, 09/27/29	478	453,190
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.71%, 01/13/30	$700	$ 735,211
2.75%, 01/15/30	750	707,639
5.24%, 04/15/30	400	413,753
2.13%, 07/08/30	1,310	1,193,416
5.85%, 07/13/30	500	529,604
2.14%, 09/23/30(a)	470	424,841
1.71%, 01/12/31	235	206,808
5.42%, 07/09/31	600	626,143
2.22%, 09/17/31(a)	600	532,201
5.45%, 01/15/32	200	208,826
5.77%, 01/13/33	1,050	1,113,051
5.78%, 07/13/33	500	530,986
5.81%, 09/14/33(a)	600	639,646
5.56%, 07/09/34	800	836,047
5.63%, 01/15/35	600	631,334
(1-day SOFR + 1.02%), 4.49%, 01/15/32(b)	600	601,428
(1-day SOFR + 1.19%), 4.66%, 07/08/31(b)	500	504,582
(1-day SOFR + 1.22%), 5.05%, 01/15/37(b)	755	753,061
(1-day SOFR + 1.38%), 4.95%, 07/08/33(b)	500	508,032
(1-day SOFR + 1.50%), 5.25%, 07/08/36(b)	500	509,403
Synchrony Bank, 5.63%, 08/23/27	500	509,414
Synovus Financial Corp., (1-day SOFR + 2.35%), 6.17%, 11/01/30(b)	334	348,029
Toronto-Dominion Bank
2.80%, 03/10/27	637	629,788
4.98%, 04/05/27	275	278,465
4.11%, 06/08/27	816	818,234
4.69%, 09/15/27	674	682,204
5.16%, 01/10/28	1,350	1,380,579
3.91%, 01/13/28	150	150,041
4.86%, 01/31/28	998	1,014,819
4.57%, 06/02/28	650	658,380
5.52%, 07/17/28	747	773,860
4.11%, 10/13/28	425	425,866
4.99%, 04/05/29	605	620,991
4.78%, 12/17/29	550	563,302
4.81%, 06/03/30	650	663,243
4.41%, 01/13/31	150	150,416
2.00%, 09/10/31(a)	595	531,011
2.45%, 01/12/32	413	370,303
5.30%, 01/30/32	500	521,540
3.20%, 03/10/32	1,015	945,962
4.46%, 06/08/32(a)	1,432	1,430,614
4.93%, 10/15/35	725	722,872
(5-year CMT + 1.50%), 5.15%, 09/10/34(b)	650	661,080
Truist Bank
Series BKNT, 2.25%, 03/11/30	761	696,683
Series BKNT, Class BN, (1-day SOFR + 0.77%), 4.42%, 07/24/28(b)	1,135	1,141,258
Series BKNT, Class BN, (1-day SOFR + 0.91%), 4.14%, 10/23/29(b)	800	799,320
Series I, Class BN, (1-day SOFR + 0.66%), 4.14%, 01/27/29(b)	795	795,864
Truist Financial Corp.
1.13%, 08/03/27(a)	435	417,649
3.88%, 03/19/29	330	326,695
1.95%, 06/05/30	535	486,407
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	529	503,336
(1-day SOFR + 0.97%), 4.60%, 01/27/32(b)	760	761,971
(1-day SOFR + 1.31%), 5.07%, 05/20/31(b)	700	717,370
(1-day SOFR + 1.37%), 4.12%, 06/06/28(a)(b)	123	123,272
(1-day SOFR + 1.40%), 4.96%, 10/23/36(a)(b)	825	812,028
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp. (continued)
(1-day SOFR + 1.44%), 4.87%, 01/26/29(a)(b)	$1,054	$ 1,070,340
(1-day SOFR + 1.57%), 5.15%, 08/05/32(b)	625	643,700
(1-day SOFR + 1.62%), 5.44%, 01/24/30(b)	899	930,479
(1-day SOFR + 1.85%), 5.12%, 01/26/34(b)	999	1,013,344
(1-day SOFR + 1.92%), 5.71%, 01/24/35(a)(b)	1,248	1,306,466
(1-day SOFR + 2.24%), 4.92%, 07/28/33(b)	702	703,896
(1-day SOFR + 2.30%), 6.12%, 10/28/33(a)(b)	500	538,524
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	1,165	1,233,433
(1-day SOFR + 2.45%), 7.16%, 10/30/29(b)	1,035	1,114,058
U.S. Bancorp
3.90%, 04/26/28	965	966,662
3.00%, 07/30/29	634	611,153
1.38%, 07/22/30	969	857,678
(1-day SOFR + 0.87%), 4.48%, 01/26/32(b)	525	525,991
(1-day SOFR + 1.02%), 2.68%, 01/27/33(b)	413	372,064
(1-day SOFR + 1.06%), 5.05%, 02/12/31(b)	605	620,970
(1-day SOFR + 1.10%), 5.03%, 01/26/37(b)	525	524,393
(1-day SOFR + 1.23%), 4.65%, 02/01/29(b)	847	857,141
(1-day SOFR + 1.25%), 5.10%, 07/23/30(b)	810	833,758
(1-day SOFR + 1.30%), 5.08%, 05/15/31(b)	750	771,042
(1-day SOFR + 1.41%), 5.42%, 02/12/36(a)(b)	840	869,003
(1-day SOFR + 1.56%), 5.38%, 01/23/30(b)	1,018	1,053,308
(1-day SOFR + 1.60%), 4.84%, 02/01/34(b)	1,200	1,204,271
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)	760	766,119
(1-day SOFR + 1.86%), 5.68%, 01/23/35(b)	1,224	1,283,356
(1-day SOFR + 2.02%), 5.78%, 06/12/29(b)	1,045	1,084,702
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)	1,162	1,240,735
(1-day SOFR + 2.11%), 4.97%, 07/22/33(b)	875	881,487
(1-day SOFR + 2.26%), 5.84%, 06/12/34(b)	933	988,344
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)	1,007	881,396
Series X, 3.15%, 04/27/27	783	777,456
U.S. Bank NA, (1-day SOFR + 0.91%), 4.73%, 05/15/28(b)	750	757,158
UBS AG
5.00%, 07/09/27	400	406,936
5.65%, 09/11/28	1,000	1,043,081
Wachovia Corp., 5.50%, 08/01/35	250	256,537
Webster Financial Corp., 4.10%, 03/25/29	200	198,190
Wells Fargo & Co.
4.30%, 07/22/27	1,667	1,674,712
4.15%, 01/24/29	1,374	1,379,981
(1-day SOFR + 0.74%), 4.18%, 01/23/30(b)	1,170	1,170,753
(1-day SOFR + 0.88%), 4.08%, 09/15/29(a)(b)	1,675	1,672,897
(1-day SOFR + 1.07%), 5.71%, 04/22/28(b)	1,880	1,917,847
(1-day SOFR + 1.10%), 4.96%, 01/23/37(b)	1,950	1,934,298
(1-day SOFR + 1.11%), 5.24%, 01/24/31(b)	2,091	2,159,752
(1-day SOFR + 1.34%), 4.89%, 09/15/36(b)	1,675	1,657,244
(1-day SOFR + 1.37%), 4.97%, 04/23/29(b)	2,000	2,037,548
(1-day SOFR + 1.38%), 5.21%, 12/03/35(b)	1,650	1,673,220
(1-day SOFR + 1.50%), 5.20%, 01/23/30(b)	1,720	1,771,167
(1-day SOFR + 1.50%), 5.15%, 04/23/31(b)	2,375	2,445,775
(1-day SOFR + 1.50%), 3.35%, 03/02/33(b)	2,463	2,295,509
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	2,167	2,155,277
(1-day SOFR + 1.74%), 5.57%, 07/25/29(b)	2,394	2,477,073
(1-day SOFR + 1.74%), 5.61%, 04/23/36(b)	1,795	1,870,103
(1-day SOFR + 1.78%), 5.50%, 01/23/35(b)	1,965	2,037,572
(1-day SOFR + 1.79%), 6.30%, 10/23/29(b)	1,571	1,658,711
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	2,045	2,068,164
(1-day SOFR + 1.99%), 5.56%, 07/25/34(b)	2,556	2,664,338
(1-day SOFR + 2.02%), 5.39%, 04/24/34(b)	2,335	2,413,743
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)	1,966	2,162,988
(1-day SOFR + 2.10%), 2.39%, 06/02/28(b)	2,045	2,002,165

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	$2,873	$ 2,906,902
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	1,943	1,814,891
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	2,209	2,103,673
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(b)	2,143	2,131,204
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)	1,559	1,565,816
Westpac Banking Corp.
3.35%, 03/08/27	500	497,882
4.04%, 08/26/27	600	603,093
5.46%, 11/18/27	854	878,774
3.40%, 01/25/28	935	928,371
5.54%, 11/17/28	820	856,133
1.95%, 11/20/28	779	740,778
5.05%, 04/16/29	500	517,254
2.65%, 01/16/30	571	541,455
4.35%, 07/01/30	550	554,178
2.15%, 06/03/31	536	483,724
6.82%, 11/17/33	428	477,321
(1-year CMT + 1.20%), 5.62%, 11/20/35(b)	950	981,465
(1-year CMT + 2.68%), 5.41%, 08/10/33(b)	550	567,377
(5-year CMT + 1.53%), 3.02%, 11/18/36(b)	820	742,121
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)	957	868,591
(5-year CMT + 2.00%), 4.11%, 07/24/34(b)	740	729,215
Wintrust Financial Corp., 4.85%, 06/06/29	150	149,627
Zions Bancorp NA
3.25%, 10/29/29	261	246,434
(1-day SOFR + 1.16%), 4.70%, 08/18/28(b)	250	250,960
(1-day SOFR + 2.83%), 6.82%, 11/19/35(b)	250	265,024
		950,569,252
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29	2,067	2,109,613
3.50%, 06/01/30	1,311	1,280,758
4.90%, 01/23/31	400	413,276
5.00%, 06/15/34	863	887,837
5.88%, 06/15/35	200	216,264
Brown-Forman Corp., 4.75%, 04/15/33(a)	400	404,627
Coca-Cola Co.
3.38%, 03/25/27	672	670,223
2.90%, 05/25/27	163	161,529
1.45%, 06/01/27	900	875,250
1.50%, 03/05/28(a)	429	410,647
1.00%, 03/15/28	676	639,678
2.13%, 09/06/29	729	687,735
3.45%, 03/25/30	745	729,852
1.65%, 06/01/30	876	793,886
2.00%, 03/05/31	462	418,505
1.38%, 03/15/31	912	799,553
2.25%, 01/05/32	1,233	1,110,719
5.00%, 05/13/34	466	483,715
4.65%, 08/14/34(a)	637	647,684
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	300	309,708
5.45%, 06/01/34	300	312,531
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	705	666,189
1.85%, 09/01/32	332	280,427
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Femsa SAB de CV (continued)
5.10%, 05/06/35	$350	$ 353,698
Constellation Brands, Inc.
3.50%, 05/09/27	179	177,925
4.35%, 05/09/27	400	401,491
3.60%, 02/15/28	450	446,607
4.65%, 11/15/28	250	253,257
4.80%, 01/15/29	175	177,984
3.15%, 08/01/29	829	800,567
2.88%, 05/01/30	379	357,719
4.80%, 05/01/30(a)	325	330,531
2.25%, 08/01/31(a)	652	579,972
4.75%, 05/09/32	330	332,158
4.90%, 05/01/33	440	442,174
4.95%, 11/01/35(a)	350	345,732
Diageo Capital PLC
5.30%, 10/24/27	500	511,978
3.88%, 05/18/28	478	478,023
2.38%, 10/24/29	766	721,450
2.00%, 04/29/30	678	620,438
2.13%, 04/29/32	478	416,316
5.50%, 01/24/33	500	525,158
5.63%, 10/05/33	600	635,051
Diageo Investment Corp.
5.13%, 08/15/30	600	620,752
5.63%, 04/15/35	500	526,732
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27	543	548,854
3.43%, 06/15/27	314	311,456
4.35%, 05/15/28	250	251,056
4.60%, 05/25/28(a)	702	707,916
5.05%, 03/15/29	543	554,458
3.95%, 04/15/29	632	626,126
3.20%, 05/01/30	413	392,641
4.60%, 05/15/30	250	251,060
4.05%, 04/15/32	615	592,290
5.30%, 03/15/34	325	330,406
5.15%, 05/15/35(a)	450	449,579
Series 10, 5.20%, 03/15/31	225	231,052
Series 31, 2.25%, 03/15/31	213	190,538
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	225	226,839
4.55%, 02/16/29	225	228,786
4.70%, 02/16/34	325	326,651
PepsiCo, Inc.
4.40%, 02/07/27	100	100,640
2.63%, 03/19/27	256	252,878
3.00%, 10/15/27	963	953,441
4.45%, 02/07/28	300	304,198
3.60%, 02/18/28	445	444,078
4.45%, 05/15/28	456	463,101
4.10%, 01/15/29	575	579,229
7.00%, 03/01/29	150	163,159
4.50%, 07/17/29	425	433,344
2.63%, 07/29/29	729	697,137
4.60%, 02/07/30	700	715,016
2.75%, 03/19/30	1,025	974,830
1.63%, 05/01/30	646	585,542
4.30%, 07/23/30	435	439,263
1.40%, 02/25/31	464	407,241
1.95%, 10/21/31	816	724,866
3.90%, 07/18/32	837	821,137
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued)
4.65%, 07/23/32	$375	$ 381,971
4.45%, 02/15/33	550	557,507
4.80%, 07/17/34	425	432,768
5.00%, 02/07/35	854	874,911
5.00%, 07/23/35	775	788,081
		43,679,965
Biotechnology — 0.7%
Amgen, Inc.
2.20%, 02/21/27	1,148	1,128,315
3.20%, 11/02/27	865	855,672
5.15%, 03/02/28	1,999	2,046,108
1.65%, 08/15/28	1,200	1,134,991
3.00%, 02/22/29	300	291,265
4.05%, 08/18/29	942	941,651
2.45%, 02/21/30	902	843,393
5.25%, 03/02/30	1,832	1,901,065
2.30%, 02/25/31	902	819,757
2.00%, 01/15/32	760	663,474
3.35%, 02/22/32	666	627,024
4.20%, 03/01/33	600	584,742
5.25%, 03/02/33	2,258	2,336,034
Biogen, Inc.
2.25%, 05/01/30	1,007	925,684
5.05%, 01/15/31	120	123,485
5.75%, 05/15/35	415	435,635
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	250	248,103
3.70%, 03/15/32	577	544,807
Gilead Sciences, Inc.
2.95%, 03/01/27	863	855,697
1.20%, 10/01/27	475	455,838
4.80%, 11/15/29	380	390,323
1.65%, 10/01/30	821	735,534
5.25%, 10/15/33	665	695,829
5.10%, 06/15/35	704	720,335
4.60%, 09/01/35	600	591,864
Illumina, Inc.
5.75%, 12/13/27	200	205,890
4.75%, 12/12/30	225	227,295
2.55%, 03/23/31	395	358,851
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	599,613
Royalty Pharma PLC
1.75%, 09/02/27	643	620,597
5.15%, 09/02/29	300	308,956
2.20%, 09/02/30	1,059	962,752
4.45%, 03/25/31	450	449,050
2.15%, 09/02/31(a)	286	252,623
5.40%, 09/02/34	300	306,976
5.20%, 09/25/35	550	552,895
		25,742,123
Broadline Retail — 0.0%
TJX Cos., Inc.
1.15%, 05/15/28	350	329,792
3.88%, 04/15/30	350	348,075
1.60%, 05/15/31	350	307,226
		985,093
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.60%, 04/07/27	125	125,831
Security	Par (000)	Value
Building Materials (continued)
Amrize Finance U.S. LLC (continued)
4.70%, 04/07/28	$425	$ 430,864
4.95%, 04/07/30	898	919,263
5.40%, 04/07/35	595	615,784
Carlisle Cos., Inc.
3.75%, 12/01/27(a)	400	398,512
2.75%, 03/01/30	599	565,919
2.20%, 03/01/32	325	284,382
5.25%, 09/15/35	320	325,426
Carrier Global Corp.
2.49%, 02/15/27	542	534,552
2.72%, 02/15/30	1,287	1,212,758
2.70%, 02/15/31	506	469,115
5.90%, 03/15/34	576	616,554
CRH America Finance, Inc.
4.40%, 02/09/31	500	500,219
5.40%, 05/21/34(a)	500	516,957
5.50%, 01/09/35	650	675,865
5.00%, 02/09/36	500	499,197
CRH SMW Finance DAC
5.20%, 05/21/29	600	619,379
5.13%, 01/09/30	650	669,848
Eagle Materials, Inc.
2.50%, 07/01/31	403	365,413
5.00%, 03/15/36	100	97,967
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	413	398,768
4.00%, 03/25/32	479	459,622
5.88%, 06/01/33(a)	186	196,603
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	300	312,637
1.75%, 09/15/30	411	367,398
2.00%, 09/16/31	351	309,566
4.90%, 12/01/32	475	482,886
Lennox International, Inc., 5.50%, 09/15/28	254	262,211
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	162,075
3.50%, 12/15/27	300	297,779
2.50%, 03/15/30	179	167,028
2.40%, 07/15/31	561	506,039
5.15%, 12/01/34	507	516,667
Masco Corp.
1.50%, 02/15/28	300	285,327
2.00%, 10/01/30	109	97,641
2.00%, 02/15/31	413	365,644
Mohawk Industries, Inc.
5.85%, 09/18/28	250	260,717
3.63%, 05/15/30	425	413,407
Owens Corning
5.50%, 06/15/27	299	304,770
3.95%, 08/15/29	270	268,123
3.50%, 02/15/30	290	281,685
3.88%, 06/01/30	225	220,534
5.70%, 06/15/34(a)	422	443,472
Trane Technologies Financing Ltd.
3.80%, 03/21/29	560	557,878
5.25%, 03/03/33	400	415,955
5.10%, 06/13/34	255	261,086
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	300	299,898
Vulcan Materials Co.
3.90%, 04/01/27	129	129,012

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Vulcan Materials Co. (continued)
4.95%, 12/01/29	$325	$ 333,380
3.50%, 06/01/30	400	387,510
5.35%, 12/01/34	425	438,838
		20,647,961
Building Products — 0.7%
Ferguson Enterprises, Inc.
4.35%, 03/15/31	300	298,873
5.00%, 10/03/34	500	501,803
Home Depot, Inc.
2.50%, 04/15/27	460	453,520
2.88%, 04/15/27	525	519,973
4.88%, 06/25/27	245	248,894
2.80%, 09/14/27	671	661,509
0.90%, 03/15/28	408	385,248
1.50%, 09/15/28	555	524,488
3.75%, 09/15/28	190	190,030
3.90%, 12/06/28	600	602,044
4.90%, 04/15/29	250	257,103
2.95%, 06/15/29	1,226	1,188,891
4.75%, 06/25/29	853	874,267
2.70%, 04/15/30	1,051	994,924
3.95%, 09/15/30(a)	235	233,760
1.38%, 03/15/31	775	673,684
4.85%, 06/25/31	595	614,871
1.88%, 09/15/31	671	592,044
3.25%, 04/15/32	734	691,371
4.50%, 09/15/32	944	954,509
4.95%, 06/25/34	1,185	1,208,236
4.65%, 09/15/35	650	642,182
Lowe’s Cos., Inc.
3.35%, 04/01/27	628	624,243
3.10%, 05/03/27	1,056	1,046,168
3.95%, 10/15/27	600	601,334
1.30%, 04/15/28	899	849,565
1.70%, 09/15/28(a)	652	615,166
4.00%, 10/15/28	600	600,639
6.50%, 03/15/29	260	278,369
3.65%, 04/05/29(a)	913	901,819
4.50%, 04/15/30	829	838,809
1.70%, 10/15/30	941	837,431
4.25%, 03/15/31	700	696,862
2.63%, 04/01/31	1,129	1,038,005
3.75%, 04/01/32	929	891,532
4.50%, 10/15/32	850	846,367
5.00%, 04/15/33	850	868,703
5.15%, 07/01/33(a)	552	568,128
4.85%, 10/15/35	750	744,152
		26,159,516
Capital Markets — 1.0%
Apollo Debt Solutions BDC
5.20%, 12/08/28(d)	250	250,032
6.90%, 04/13/29	600	626,113
5.88%, 08/30/30	300	302,261
5.70%, 01/23/31(d)	475	472,317
6.70%, 07/29/31(a)	640	667,299
6.55%, 03/15/32	355	366,171
Ares Capital Corp.
2.88%, 06/15/27	179	175,608
2.88%, 06/15/28	768	737,237
5.88%, 03/01/29	550	564,013
Security	Par (000)	Value
Capital Markets (continued)
Ares Capital Corp. (continued)
5.95%, 07/15/29	$565	$ 580,552
5.25%, 04/12/31	450	442,864
3.20%, 11/15/31	563	499,076
5.80%, 03/08/32	625	629,171
ARES Capital Corp.
5.50%, 09/01/30	615	618,316
5.10%, 01/15/31	375	368,533
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	250	249,991
5.95%, 03/01/31	200	196,570
Barings BDC, Inc.
5.20%, 09/15/28	200	199,291
7.00%, 02/15/29(a)	250	258,182
Barings Private Credit Corp., 6.15%, 06/11/30(d)	250	248,375
Blackstone Private Credit Fund
3.25%, 03/15/27	532	524,019
4.95%, 09/26/27	250	251,340
7.30%, 11/27/28	450	475,979
4.00%, 01/15/29	393	381,599
5.95%, 07/16/29	575	584,865
5.60%, 11/22/29	300	301,839
5.25%, 04/01/30	250	246,977
5.05%, 09/10/30	300	293,847
6.25%, 01/25/31	300	305,531
5.35%, 03/12/31	450	439,528
6.00%, 01/29/32	650	651,675
6.00%, 11/22/34(a)	550	546,115
Blackstone Secured Lending Fund
2.13%, 02/15/27	400	390,469
5.88%, 11/15/27	175	178,485
5.35%, 04/13/28	450	454,037
2.85%, 09/30/28	390	369,022
5.30%, 06/30/30	375	372,061
5.13%, 01/31/31	350	342,460
Blue Owl Capital Corp.
3.13%, 04/13/27	130	127,285
2.88%, 06/11/28	526	498,523
5.95%, 03/15/29	758	766,119
6.20%, 07/15/30	280	282,636
Blue Owl Credit Income Corp.
4.70%, 02/08/27	252	251,587
7.75%, 09/16/27	600	623,915
7.95%, 06/13/28	398	420,441
7.75%, 01/15/29	352	373,229
6.60%, 09/15/29	600	617,467
5.80%, 03/15/30	625	619,762
6.65%, 03/15/31	470	480,946
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	465	471,566
6.75%, 04/04/29(a)	400	410,532
6.13%, 01/23/31	250	246,081
Capital Southwest Corp., 5.95%, 09/18/30	250	250,068
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	150	153,814
5.75%, 02/15/31	250	245,759
Franklin BSP Capital Corp.
7.20%, 06/15/29	200	207,318
6.00%, 10/02/30(a)(d)	200	196,436
FS KKR Capital Corp.
3.25%, 07/15/27	413	400,077
3.13%, 10/12/28	431	398,204
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
FS KKR Capital Corp. (continued)
7.88%, 01/15/29	$250	$ 258,944
6.88%, 08/15/29(a)	372	374,621
6.13%, 01/15/30(a)	400	390,768
6.13%, 01/15/31(a)	350	338,851
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	100	101,887
5.10%, 01/28/29	250	248,257
5.65%, 09/09/30(a)	325	324,405
Goldman Sachs Private Credit Corp.(d)
5.88%, 05/06/28(a)	225	229,262
5.38%, 01/31/29	450	450,636
6.25%, 05/06/30(a)	475	483,471
5.88%, 01/31/31	300	297,266
Golub Capital BDC, Inc.
2.05%, 02/15/27(a)	245	238,852
7.05%, 12/05/28	325	341,980
6.00%, 07/15/29	502	513,821
Golub Capital Private Credit Fund
5.45%, 08/15/28	395	397,679
5.80%, 09/12/29	300	304,202
5.88%, 05/01/30	302	305,655
5.60%, 04/15/31(d)	325	320,800
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	275	281,975
6.38%, 07/01/34	645	658,496
6.75%, 07/15/35	275	287,947
Main Street Capital Corp.
6.50%, 06/04/27	175	178,637
5.40%, 08/15/28	300	301,752
6.95%, 03/01/29(a)	225	234,933
Morgan Stanley Direct Lending Fund(a)
6.15%, 05/17/29	250	257,799
6.00%, 05/19/30	250	254,457
MSD Investment Corp.(d)
6.25%, 05/31/30	325	325,562
6.13%, 02/05/31(a)	250	248,759
New Mountain Finance Corp.
6.20%, 10/15/27	200	202,415
6.88%, 02/01/29(a)	250	254,749
North Haven Private Income Fund LLC
5.13%, 09/25/28(d)	200	199,333
5.75%, 02/01/30(a)	200	199,119
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	200	204,776
Oaktree Specialty Lending Corp.
7.10%, 02/15/29	200	206,682
6.34%, 02/27/30(a)	245	244,066
Sixth Street Lending Partners
6.50%, 03/11/29	426	442,261
5.75%, 01/15/30(a)	350	353,684
6.13%, 07/15/30	500	511,640
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28	250	262,077
6.13%, 03/01/29	200	205,747
5.63%, 08/15/30(a)	190	191,740
		36,033,548
Chemicals — 0.8%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	342	334,022
4.30%, 06/11/28	400	403,862
Security	Par (000)	Value
Chemicals (continued)
Air Products and Chemicals, Inc. (continued)
4.60%, 02/08/29	$450	$ 458,285
2.05%, 05/15/30	623	573,660
4.75%, 02/08/31(a)	386	395,571
4.90%, 10/11/32(a)	300	307,926
4.80%, 03/03/33	300	305,056
4.85%, 02/08/34(a)	672	682,879
Albemarle Corp.(a)
4.65%, 06/01/27	400	402,643
5.05%, 06/01/32	400	405,405
Cabot Corp.
4.00%, 07/01/29	93	92,204
5.00%, 06/30/32	400	405,503
CF Industries, Inc.
5.15%, 03/15/34	542	544,920
5.30%, 11/26/35	675	674,903
Dow Chemical Co.
4.80%, 11/30/28(a)	375	381,464
7.38%, 11/01/29	358	394,616
2.10%, 11/15/30	550	488,174
4.80%, 01/15/31	500	498,207
6.30%, 03/15/33(a)	262	278,026
5.15%, 02/15/34(a)	400	396,564
4.25%, 10/01/34(a)	350	320,148
5.35%, 03/15/35	325	320,678
DuPont de Nemours, Inc., 4.73%, 11/15/28(d)	558	565,349
Eastman Chemical Co.
4.50%, 12/01/28	179	180,745
5.00%, 08/01/29	615	628,189
5.75%, 03/08/33(a)	360	376,881
5.63%, 02/20/34	510	526,075
Ecolab, Inc.
1.65%, 02/01/27	270	264,521
3.25%, 12/01/27	329	326,732
5.25%, 01/15/28	304	312,208
4.30%, 06/15/28	354	357,556
4.80%, 03/24/30	413	423,363
1.30%, 01/30/31(a)	490	426,518
2.13%, 02/01/32	329	290,930
5.00%, 09/01/35(a)	305	310,819
EIDP, Inc.
2.30%, 07/15/30	374	346,138
5.13%, 05/15/32	300	308,830
4.80%, 05/15/33(a)	350	349,803
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	263	264,200
Linde, Inc., 1.10%, 08/10/30	383	336,502
Lubrizol Corp., 6.50%, 10/01/34	100	112,708
LYB International Finance II BV, 3.50%, 03/02/27	380	378,052
LYB International Finance III LLC
2.25%, 10/01/30	384	342,681
5.13%, 01/15/31(a)	310	311,521
5.63%, 05/15/33	420	422,800
5.50%, 03/01/34(a)	425	419,668
6.15%, 05/15/35(a)	300	305,925
5.88%, 01/15/36(a)	640	632,684
Mosaic Co.
4.05%, 11/15/27(a)	419	419,243
5.38%, 11/15/28(a)	200	206,361
4.35%, 01/15/29	315	316,047
4.60%, 11/15/30(a)	270	270,722
5.45%, 11/15/33(a)	272	279,499

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
NewMarket Corp., 2.70%, 03/18/31	$294	$ 269,210
Nutrien Ltd.
4.50%, 03/12/27	275	276,479
5.20%, 06/21/27	300	304,657
4.90%, 03/27/28	460	467,987
4.20%, 04/01/29	500	499,967
2.95%, 05/13/30	279	263,967
5.25%, 03/12/32	400	413,929
5.40%, 06/21/34	400	411,966
4.13%, 03/15/35	284	262,789
PPG Industries, Inc.
3.75%, 03/15/28	400	398,995
2.80%, 08/15/29	129	123,524
2.55%, 06/15/30	300	279,834
4.38%, 03/15/31	300	298,954
RPM International, Inc.
3.75%, 03/15/27	330	328,810
4.55%, 03/01/29	290	293,424
2.95%, 01/15/32	159	145,248
Sherwin-Williams Co.
3.45%, 06/01/27	1,045	1,038,721
4.55%, 03/01/28	400	405,082
4.30%, 08/15/28	300	302,121
2.95%, 08/15/29	512	492,291
2.30%, 05/15/30	350	322,704
4.50%, 08/15/30(a)	300	302,611
4.80%, 09/01/31	150	153,233
2.20%, 03/15/32	411	360,641
5.15%, 08/15/35(a)	300	304,567
Westlake Corp.(a)
3.38%, 06/15/30	225	215,454
5.55%, 11/15/35	375	373,525
		29,388,676
Commercial Services & Supplies — 1.1%
Automatic Data Processing, Inc.
1.70%, 05/15/28	574	549,433
1.25%, 09/01/30	705	623,362
4.75%, 05/08/32	450	460,669
4.45%, 09/09/34	843	836,051
Block Financial LLC
2.50%, 07/15/28(a)	273	261,602
3.88%, 08/15/30	479	461,423
5.38%, 09/15/32	200	200,754
Cintas Corp. No. 2
3.70%, 04/01/27	547	545,942
4.20%, 05/01/28	275	276,634
4.00%, 05/01/32	350	342,431
Cornell University
4.84%, 06/15/34	350	354,728
Series 2025, 4.17%, 06/15/30	235	235,662
Series 2025, 4.73%, 06/15/35	250	250,258
Emory University, Series 2020, 2.14%, 09/01/30(a)	250	228,676
Equifax, Inc.
5.10%, 12/15/27	300	305,529
5.10%, 06/01/28	524	535,188
4.80%, 09/15/29	324	329,227
3.10%, 05/15/30	354	335,672
2.35%, 09/15/31	617	550,447
GATX Corp.
5.40%, 03/15/27	205	207,876
3.85%, 03/30/27	413	412,270
Security	Par (000)	Value
Commercial Services & Supplies (continued)
GATX Corp. (continued)
3.50%, 03/15/28	$200	$ 197,546
4.55%, 11/07/28	200	202,170
4.70%, 04/01/29	379	383,524
4.00%, 06/30/30	350	343,465
1.90%, 06/01/31	259	227,152
3.50%, 06/01/32	250	233,308
4.90%, 03/15/33	215	215,052
5.45%, 09/15/33	300	309,719
6.05%, 03/15/34	400	427,118
6.90%, 05/01/34	250	279,650
5.50%, 06/15/35	310	317,427
Global Payments, Inc.
4.95%, 08/15/27	275	278,192
4.45%, 06/01/28	350	351,412
4.50%, 11/15/28	1,025	1,029,387
3.20%, 08/15/29	777	742,558
5.30%, 08/15/29	520	532,411
2.90%, 05/15/30	504	468,271
4.88%, 11/15/30	1,035	1,034,917
2.90%, 11/15/31	625	560,474
5.40%, 08/15/32	285	289,095
5.20%, 11/15/32	650	650,537
5.55%, 11/15/35	1,125	1,115,250
J Paul Getty Trust, 4.91%, 04/01/35	325	330,429
Johns Hopkins University, Series A, 4.71%, 07/01/32	125	127,778
Leland Stanford Junior University(a)
1.29%, 06/01/27	50	48,416
4.68%, 03/01/35	300	301,158
Series 2025, 4.15%, 08/01/30	500	501,948
Moody’s Corp.
3.25%, 01/15/28	196	193,532
4.25%, 02/01/29	129	130,070
2.00%, 08/19/31(a)	592	526,456
4.25%, 08/08/32	350	346,033
5.00%, 08/05/34	225	228,577
PayPal Holdings, Inc.
3.90%, 06/01/27	250	250,475
4.45%, 03/06/28	280	283,024
2.85%, 10/01/29	1,054	1,010,519
2.30%, 06/01/30	652	603,835
4.40%, 06/01/32	770	767,691
5.15%, 06/01/34	673	686,527
5.10%, 04/01/35	250	253,077
President and Fellows of Harvard College(a)
4.89%, 03/15/30	400	412,340
4.61%, 02/15/35	200	201,496
Quanta Services, Inc.
4.75%, 08/09/27	325	328,912
4.30%, 08/09/28	225	226,196
2.90%, 10/01/30	537	503,689
4.50%, 01/15/31	225	225,090
2.35%, 01/15/32	400	353,675
5.25%, 08/09/34	425	434,800
5.10%, 08/09/35	325	324,750
RELX Capital, Inc.
4.00%, 03/18/29	697	695,112
4.75%, 03/27/30	522	531,679
3.00%, 05/22/30	450	427,946
4.75%, 05/20/32	210	212,959
5.25%, 03/27/35	575	590,347
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Rollins, Inc., 5.25%, 02/24/35	$340	$ 344,865
S&P Global, Inc.
2.45%, 03/01/27	966	952,320
4.75%, 08/01/28(a)	429	437,242
2.70%, 03/01/29	758	729,961
4.25%, 05/01/29	525	527,980
2.50%, 12/01/29	239	226,030
1.25%, 08/15/30(a)	355	312,251
4.25%, 01/15/31(a)(d)	395	394,240
2.90%, 03/01/32	994	914,747
5.25%, 09/15/33	321	335,658
4.80%, 12/04/35(d)	260	257,590
TR Finance LLC, 5.50%, 08/15/35(a)	200	207,415
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	450	409,464
5.15%, 02/15/33	425	422,808
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35(a)	300	292,820
Trustees of Dartmouth College, 4.27%, 06/01/30	115	115,452
Trustees of Princeton University, 4.65%, 07/01/30	75	76,781
UL Solutions, Inc., 6.50%, 10/20/28(a)	150	158,075
Verisk Analytics, Inc.
4.13%, 03/15/29	413	412,846
5.75%, 04/01/33	285	301,223
5.25%, 06/05/34	496	506,002
5.25%, 03/15/35	525	533,089
Yale University
Series 2020, 1.48%, 04/15/30	98	88,500
Series 2025, 4.70%, 04/15/32	55	56,348
		39,564,712
Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60%, 02/23/28	413	417,399
5.00%, 04/15/29	400	410,132
4.60%, 05/23/29	399	403,709
4.85%, 08/15/30	425	433,143
2.30%, 11/15/30(a)	638	579,887
2.75%, 05/24/31	550	504,868
5.60%, 06/01/32	368	386,931
5.20%, 08/15/32	225	232,168
5.40%, 04/15/34	600	617,731
5.55%, 08/15/35	525	544,671
		4,530,639
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	300	315,386
5.90%, 03/01/33(a)	265	278,250
MasTec, Inc., 5.90%, 06/15/29	296	309,712
		903,348
Consumer Finance — 1.4%
American Express Co.
3.30%, 05/03/27	1,109	1,102,835
5.85%, 11/05/27	990	1,022,392
4.05%, 05/03/29(a)	709	711,630
(1-day SOFR + 0.81%), 4.35%, 07/20/29(b)	950	955,836
(1-day SOFR + 0.93%), 5.04%, 07/26/28(b)	554	562,689
(1-day SOFR + 1.22%), 4.92%, 07/20/33(b)	1,195	1,210,253
(1-day SOFR + 1.24%), 4.80%, 10/24/36(b)	1,275	1,251,033
(1-day SOFR + 1.26%), 4.73%, 04/25/29(a)(b)	1,050	1,065,363
(1-day SOFR + 1.42%), 5.28%, 07/26/35(a)(b)	1,280	1,309,257
Security	Par (000)	Value
Consumer Finance (continued)
American Express Co. (continued)
(1-day SOFR + 1.44%), 5.02%, 04/25/31(b)	$1,050	$ 1,077,083
(1-day SOFR + 1.63%), 5.92%, 04/25/35(b)	200	211,647
(1-day SOFR + 1.76%), 4.42%, 08/03/33(b)	722	713,665
(1-day SOFR + 1.79%), 5.67%, 04/25/36(b)	1,245	1,304,684
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	800	813,202
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	300	312,134
(1-day SOFR + 1.94%), 6.49%, 10/30/31(b)	708	770,725
(1-day SOFR + 2.26%), 4.99%, 05/26/33(b)	632	640,542
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(b)	695	714,148
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(b)	678	706,030
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(b)	1,063	1,093,144
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(b)	750	773,325
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	29	27,823
Capital One Financial Corp.
4.10%, 02/09/27(a)	664	664,474
3.75%, 03/09/27	757	755,461
3.65%, 05/11/27	673	669,874
3.80%, 01/31/28	879	874,542
4.99%, 01/30/32	450	450,071
6.70%, 11/29/32	500	551,074
5.40%, 01/30/37	450	448,760
(1-day SOFR + 1.25%), 4.49%, 09/11/31(b)	735	729,910
(1-day SOFR + 1.27%), 2.62%, 11/02/32(b)	313	280,575
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)	629	550,028
(1-day SOFR + 1.56%), 5.46%, 07/26/30(b)	472	488,011
(1-day SOFR + 1.63%), 5.20%, 09/11/36(b)	1,050	1,035,510
(1-day SOFR + 1.79%), 3.27%, 03/01/30(b)	792	768,057
(1-day SOFR + 1.91%), 5.70%, 02/01/30(b)	668	693,314
(1-day SOFR + 1.99%), 5.88%, 07/26/35(b)	700	729,363
(1-day SOFR + 2.04%), 6.18%, 01/30/36(b)	1,000	1,035,457
(1-day SOFR + 2.06%), 4.93%, 05/10/28(b)	634	640,521
(1-day SOFR + 2.08%), 5.47%, 02/01/29(b)	567	580,941
(1-day SOFR + 2.26%), 6.05%, 02/01/35(b)	790	829,691
(1-day SOFR + 2.37%), 5.27%, 05/10/33(b)	650	662,766
(1-day SOFR + 2.60%), 5.25%, 07/26/30(b)	714	733,876
(1-day SOFR + 2.60%), 5.82%, 02/01/34(b)	801	833,860
(1-day SOFR + 2.64%), 6.31%, 06/08/29(b)	1,155	1,208,842
(1-day SOFR + 2.86%), 6.38%, 06/08/34(b)	1,055	1,132,262
(1-day SOFR + 3.07%), 7.62%, 10/30/31(b)	1,126	1,264,001
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(b)	575	671,932
Mastercard, Inc.
3.30%, 03/26/27	353	351,461
4.10%, 01/15/28	215	216,691
3.50%, 02/26/28	179	178,267
4.88%, 03/09/28(a)	410	419,090
4.55%, 03/15/28	615	625,396
2.95%, 06/01/29	543	526,637
3.35%, 03/26/30	902	880,147
1.90%, 03/15/31(a)	325	291,941
2.00%, 11/18/31	456	405,947
4.35%, 01/15/32	600	602,837
4.95%, 03/15/32	325	336,484
4.85%, 03/09/33	556	569,366
4.88%, 05/09/34	574	584,888
4.55%, 01/15/35	874	867,707
Synchrony Financial
3.95%, 12/01/27	479	476,718
5.15%, 03/19/29	413	419,008
2.88%, 10/28/31	508	453,454
(1-day SOFR + 1.40%), 5.02%, 07/29/29(a)(b)	340	343,761
(1-day SOFR + 1.68%), 5.45%, 03/06/31(a)(b)	542	552,631

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Synchrony Financial (continued)
(1-day SOFR + 2.07%), 6.00%, 07/29/36(b)	$305	$ 309,680
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(b)	400	414,315
Visa, Inc.
1.90%, 04/15/27	1,149	1,126,685
0.75%, 08/15/27	250	239,750
2.75%, 09/15/27	609	600,895
2.05%, 04/15/30(a)	897	831,655
1.10%, 02/15/31	710	618,493
4.15%, 12/14/35(a)	1,000	964,662
Western Union Co., 2.75%, 03/15/31(a)	195	179,520
		52,020,699
Consumer Staples Distribution & Retail — 0.6%
Best Buy Co., Inc.(a)
4.45%, 10/01/28	250	252,351
1.95%, 10/01/30	436	392,179
Costco Wholesale Corp.
3.00%, 05/18/27	657	652,387
1.38%, 06/20/27	832	807,652
1.60%, 04/20/30	1,143	1,036,300
1.75%, 04/20/32	633	548,862
Dollar General Corp.
4.13%, 05/01/28	300	300,557
5.20%, 07/05/28	140	143,500
3.50%, 04/03/30	626	604,370
5.00%, 11/01/32	455	460,962
5.45%, 07/05/33	630	652,599
Dollar Tree, Inc.
4.20%, 05/15/28	693	693,736
2.65%, 12/01/31	513	462,305
Target Corp.
4.35%, 06/15/28	405	410,449
3.38%, 04/15/29	829	814,895
2.35%, 02/15/30	811	759,566
2.65%, 09/15/30	361	338,085
4.50%, 09/15/32(a)	672	678,466
4.40%, 01/15/33(a)	300	299,363
4.50%, 09/15/34	475	469,134
5.00%, 04/15/35	650	656,259
Walmart, Inc.
5.88%, 04/05/27	256	262,750
4.10%, 04/28/27	310	312,122
3.95%, 09/09/27	640	643,420
3.90%, 04/15/28	520	522,568
3.70%, 06/26/28	974	976,239
1.50%, 09/22/28	835	791,182
3.25%, 07/08/29	500	492,310
7.55%, 02/15/30	278	315,655
4.00%, 04/15/30	342	344,245
4.35%, 04/28/30(a)	910	924,405
1.80%, 09/22/31	1,440	1,284,275
4.15%, 09/09/32(a)	762	765,217
4.10%, 04/15/33(a)	1,000	994,307
4.90%, 04/28/35	1,215	1,243,463
5.25%, 09/01/35	400	422,347
2.38%, 09/24/29(a)	300	285,861
		22,014,343
Containers & Packaging — 0.3%
Amcor Finance USA, Inc.
4.50%, 05/15/28	272	273,955
5.63%, 05/26/33(a)	320	334,390
Security	Par (000)	Value
Containers & Packaging (continued)
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	$525	$ 532,683
5.10%, 03/17/30(a)	436	447,910
2.63%, 06/19/30(a)	405	377,354
2.69%, 05/25/31	437	399,329
5.50%, 03/17/35(a)	490	506,468
Amcor Group Finance PLC, 5.45%, 05/23/29(a)	350	363,292
AptarGroup, Inc.
4.75%, 03/30/31	325	326,745
3.60%, 03/15/32	250	235,637
Berry Global, Inc.
5.50%, 04/15/28	350	360,798
5.80%, 06/15/31	590	624,196
5.65%, 01/15/34(a)	424	442,269
Packaging Corp. of America
3.40%, 12/15/27	350	346,509
3.00%, 12/15/29	388	371,392
5.70%, 12/01/33	220	231,953
5.20%, 08/15/35	315	319,107
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	400	412,453
5.44%, 04/03/34	800	825,656
Smurfit Westrock Financing DAC
5.42%, 01/15/35	600	617,668
5.19%, 01/15/36(a)	400	403,564
Sonoco Products Co.
2.25%, 02/01/27	88	86,554
4.60%, 09/01/29	525	529,374
3.13%, 05/01/30	277	262,300
2.85%, 02/01/32(a)	379	342,794
5.00%, 09/01/34(a)	455	451,711
WestRock MWV LLC, 8.20%, 01/15/30	289	328,303
WRKCo, Inc.
4.00%, 03/15/28	323	323,072
3.90%, 06/01/28	264	263,076
4.90%, 03/15/29	429	437,662
4.20%, 06/01/32	288	280,388
3.00%, 06/15/33	350	311,805
		12,370,367
Distributors — 0.0%
LKQ Corp.
5.75%, 06/15/28	488	500,938
6.25%, 06/15/33(a)	350	366,215
WW Grainger, Inc., 4.45%, 09/15/34	280	276,634
		1,143,787
Diversified REITs — 1.8%
Agree LP
2.00%, 06/15/28(a)	258	246,547
2.90%, 10/01/30	258	241,459
4.80%, 10/01/32	200	201,386
2.60%, 06/15/33	200	172,570
5.63%, 06/15/34	334	349,052
5.60%, 06/15/35	175	182,768
American Assets Trust LP
3.38%, 02/01/31	372	339,201
6.15%, 10/01/34	300	303,632
American Tower Corp.
3.65%, 03/15/27	493	491,254
3.55%, 07/15/27	500	496,722
3.60%, 01/15/28	500	495,974
1.50%, 01/31/28	243	231,189
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
American Tower Corp. (continued)
5.50%, 03/15/28	$290	$ 298,060
5.25%, 07/15/28	494	507,575
5.80%, 11/15/28	420	438,518
5.20%, 02/15/29	300	308,436
3.95%, 03/15/29	413	410,299
3.80%, 08/15/29	1,063	1,047,924
2.90%, 01/15/30	447	424,292
5.00%, 01/31/30	465	476,349
4.90%, 03/15/30	545	556,514
2.10%, 06/15/30	609	554,206
1.88%, 10/15/30	599	535,641
2.70%, 04/15/31	396	364,076
2.30%, 09/15/31	391	347,899
4.05%, 03/15/32	366	356,309
4.70%, 12/15/32	565	565,221
5.65%, 03/15/33	506	531,822
5.55%, 07/15/33	524	547,424
5.90%, 11/15/33	500	533,821
5.45%, 02/15/34	400	414,073
5.40%, 01/31/35	325	333,943
5.35%, 03/15/35	506	518,105
Americold Realty Operating Partnership LP
5.60%, 05/15/32	225	228,113
5.41%, 09/12/34(a)	325	319,354
Brixmor Operating Partnership LP
3.90%, 03/15/27	256	255,624
2.25%, 04/01/28	270	259,822
4.13%, 05/15/29	380	378,643
4.05%, 07/01/30	394	388,105
2.50%, 08/16/31	415	372,972
5.20%, 04/01/32(a)	200	204,717
4.85%, 02/15/33	280	279,238
5.50%, 02/15/34	225	231,072
5.75%, 02/15/35	300	314,056
Broadstone Net Lease LLC
2.60%, 09/15/31	220	195,208
5.00%, 11/01/32	275	275,074
Crown Castle, Inc.
4.00%, 03/01/27	321	320,855
2.90%, 03/15/27	430	424,642
3.65%, 09/01/27	600	596,040
5.00%, 01/11/28	645	655,147
3.80%, 02/15/28	709	704,424
4.80%, 09/01/28	120	121,807
4.30%, 02/15/29	450	450,197
5.60%, 06/01/29	425	440,867
4.90%, 09/01/29	260	264,385
3.10%, 11/15/29	200	191,161
3.30%, 07/01/30	572	542,814
2.25%, 01/15/31	705	630,573
2.10%, 04/01/31	593	524,005
2.50%, 07/15/31	500	447,625
5.10%, 05/01/33	475	479,554
5.80%, 03/01/34	450	470,791
5.20%, 09/01/34	525	529,230
Digital Realty Trust LP
3.70%, 08/15/27	717	713,851
5.55%, 01/15/28	685	703,919
4.45%, 07/15/28	350	352,682
3.60%, 07/01/29	620	608,294
Security	Par (000)	Value
Diversified REITs (continued)
EPR Properties
4.50%, 06/01/27	$225	$ 225,446
4.95%, 04/15/28	225	227,195
3.75%, 08/15/29	225	218,782
4.75%, 11/15/30	350	347,081
3.60%, 11/15/31	250	231,785
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	475	476,738
5.50%, 06/15/34	476	491,498
Equinix, Inc.
1.80%, 07/15/27	372	360,655
1.55%, 03/15/28	545	518,570
2.00%, 05/15/28	308	294,201
3.20%, 11/18/29	592	569,848
2.15%, 07/15/30	817	741,593
2.50%, 05/15/31	819	741,510
3.90%, 04/15/32	800	769,154
Federal Realty OP LP
3.25%, 07/15/27	259	256,120
5.38%, 05/01/28	160	164,097
3.50%, 06/01/30	518	499,935
First Industrial LP, 5.25%, 01/15/31	300	305,465
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	340	348,494
5.30%, 01/15/29	429	437,321
4.00%, 01/15/30	567	550,837
4.00%, 01/15/31	400	382,793
3.25%, 01/15/32	450	407,454
5.25%, 02/15/33	350	350,656
6.75%, 12/01/33	309	334,691
5.63%, 09/15/34	545	551,490
Host Hotels & Resorts LP
4.25%, 12/15/28	250	250,292
5.70%, 06/15/32	225	234,736
5.70%, 07/01/34	400	412,676
5.50%, 04/15/35	450	455,175
Series H, 3.38%, 12/15/29	405	389,747
Series I, 3.50%, 09/15/30	450	428,730
Series J, 2.90%, 12/15/31	329	297,910
Kimco Realty OP LLC
3.80%, 04/01/27	250	249,883
1.90%, 03/01/28	166	159,499
2.70%, 10/01/30	350	328,288
2.25%, 12/01/31	239	212,236
3.20%, 04/01/32	500	464,010
4.60%, 02/01/33	372	370,330
6.40%, 03/01/34	325	357,414
4.85%, 03/01/35	398	395,070
Kite Realty Group LP
4.95%, 12/15/31	200	202,850
5.20%, 08/15/32	185	188,975
5.50%, 03/01/34	272	279,569
Kite Realty Group Trust, 4.75%, 09/15/30	200	201,989
Lineage OP LP, 5.25%, 07/15/30(d)	350	352,948
LXP Industrial Trust
2.70%, 09/15/30	256	234,691
2.38%, 10/01/31	300	262,862
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	245	219,349
5.25%, 08/15/32	125	127,939
5.75%, 07/15/34(a)	175	182,749

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Phillips Edison Grocery Center Operating Partnership I LP (continued)
4.95%, 01/15/35	$280	$ 274,953
Prologis LP
2.13%, 04/15/27	350	343,031
3.38%, 12/15/27	316	313,698
4.88%, 06/15/28	427	436,857
3.88%, 09/15/28	150	149,792
4.00%, 09/15/28	200	200,354
4.38%, 02/01/29	261	263,507
2.88%, 11/15/29	308	294,459
2.25%, 04/15/30	715	663,909
1.75%, 07/01/30(a)	243	218,958
1.25%, 10/15/30	528	462,295
4.75%, 01/15/31(a)	450	459,594
1.75%, 02/01/31	191	169,032
1.63%, 03/15/31	282	246,726
2.25%, 01/15/32	210	186,275
4.63%, 01/15/33(a)	365	366,865
4.75%, 06/15/33	505	507,492
5.13%, 01/15/34	506	517,391
5.00%, 03/15/34	471	478,374
5.00%, 01/31/35	500	504,846
5.25%, 05/15/35	525	539,322
Rayonier LP, 2.75%, 05/17/31	241	218,693
Regency Centers LP
3.60%, 02/01/27	350	348,794
4.13%, 03/15/28	254	254,699
2.95%, 09/15/29	179	171,823
3.70%, 06/15/30	413	404,164
5.00%, 07/15/32	180	183,734
5.25%, 01/15/34	250	256,511
5.10%, 01/15/35	210	212,310
Rexford Industrial Realty LP
5.00%, 06/15/28(a)	120	122,077
2.13%, 12/01/30	219	196,002
2.15%, 09/01/31	218	191,252
Safehold GL Holdings LLC(a)
2.80%, 06/15/31	429	393,849
6.10%, 04/01/34	195	207,392
5.65%, 01/15/35	300	308,905
Sun Communities Operating LP
2.30%, 11/01/28(a)	231	219,871
2.70%, 07/15/31	403	366,043
4.20%, 04/15/32	429	416,602
VICI Properties LP
4.75%, 02/15/28	868	876,863
4.75%, 04/01/28	370	373,837
4.95%, 02/15/30	776	785,260
5.13%, 11/15/31	475	480,360
5.13%, 05/15/32(a)	930	935,662
5.75%, 04/01/34	400	412,596
5.63%, 04/01/35	535	544,705
Weyerhaeuser Co.
4.00%, 11/15/29	541	535,911
4.00%, 04/15/30	500	492,627
7.38%, 03/15/32	403	458,486
3.38%, 03/09/33	250	228,331
WP Carey, Inc.
3.85%, 07/15/29(a)	393	388,558
4.65%, 07/15/30	275	276,742
2.40%, 02/01/31	304	274,506
Security	Par (000)	Value
Diversified REITs (continued)
WP Carey, Inc. (continued)
2.45%, 02/01/32	$250	$ 220,881
2.25%, 04/01/33	258	217,844
5.38%, 06/30/34	200	205,626
		65,539,694
Diversified Telecommunication Services — 1.9%
AT&T, Inc.
3.80%, 02/15/27	450	449,281
4.25%, 03/01/27	1,174	1,177,088
2.30%, 06/01/27	1,688	1,653,297
1.65%, 02/01/28	1,730	1,653,661
4.10%, 02/15/28	928	930,077
4.35%, 03/01/29	1,818	1,830,661
4.30%, 02/15/30	2,002	2,003,405
4.70%, 08/15/30(a)	725	736,158
4.40%, 04/30/31(c)	775	774,640
2.75%, 06/01/31	1,809	1,663,026
2.25%, 02/01/32	1,490	1,309,351
4.55%, 11/01/32(a)	750	744,642
4.75%, 04/30/33(c)	775	773,610
2.55%, 12/01/33	2,356	2,003,261
5.40%, 02/15/34(a)	1,750	1,804,336
4.50%, 05/15/35(a)	1,600	1,530,190
5.38%, 08/15/35	725	739,583
4.90%, 11/01/35	750	738,305
5.13%, 04/30/36	775	772,708
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(a)	245	212,813
5.10%, 05/11/33	592	600,796
5.20%, 02/15/34(a)	400	407,124
British Telecommunications PLC
5.13%, 12/04/28	478	490,393
9.63%, 12/15/30	1,526	1,856,084
Cisco Systems, Inc.
4.80%, 02/26/27	1,286	1,300,206
4.55%, 02/24/28	600	609,481
4.85%, 02/26/29	1,800	1,846,031
4.75%, 02/24/30	650	666,769
4.95%, 02/26/31	1,661	1,718,011
4.95%, 02/24/32	550	567,176
5.05%, 02/26/34	1,628	1,669,379
5.10%, 02/24/35	775	794,451
Deutsche Telekom International Finance BV
8.75%, 06/15/30	2,218	2,586,208
9.25%, 06/01/32	362	451,113
Juniper Networks, Inc.
3.75%, 08/15/29	313	306,244
2.00%, 12/10/30	250	222,286
Koninklijke KPN NV, 8.38%, 10/01/30	350	407,339
Nokia OYJ, 4.38%, 06/12/27	350	350,129
Sprint Capital Corp.
6.88%, 11/15/28	1,450	1,555,327
8.75%, 03/15/32	1,100	1,332,131
Telefonica Emisiones SA, 4.10%, 03/08/27	715	715,404
Telefonica Europe BV, 8.25%, 09/15/30	775	887,575
TELUS Corp.
2.80%, 02/16/27	400	395,003
3.70%, 09/15/27	400	397,339
3.40%, 05/13/32	522	481,763
Verizon Communications, Inc.
4.13%, 03/16/27(a)	1,114	1,117,263
2.10%, 03/22/28	1,832	1,763,660
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.33%, 09/21/28	$1,983	$ 1,998,960
3.88%, 02/08/29	759	756,692
4.02%, 12/03/29	2,049	2,037,662
3.15%, 03/22/30	829	794,327
1.50%, 09/18/30	450	397,390
1.68%, 10/30/30	319	282,883
7.75%, 12/01/30	367	420,582
1.75%, 01/20/31	1,273	1,122,610
2.55%, 03/21/31	2,023	1,847,695
2.36%, 03/15/32	2,962	2,609,270
4.75%, 01/15/33(a)	1,340	1,339,604
5.05%, 05/09/33	629	643,619
4.50%, 08/10/33	1,204	1,182,398
4.40%, 11/01/34	1,100	1,058,959
4.78%, 02/15/35	1,500	1,471,051
5.25%, 04/02/35	1,465	1,483,860
4.27%, 01/15/36	850	796,506
5.00%, 01/15/36	1,900	1,877,550
		71,116,396
Electric Utilities — 6.2%
AEP Texas, Inc.
3.95%, 06/01/28	413	411,904
5.45%, 05/15/29	225	233,431
4.70%, 05/15/32	480	481,439
5.40%, 06/01/33	245	252,507
5.70%, 05/15/34	450	469,095
Series I, 2.10%, 07/01/30(a)	500	456,102
AEP Transmission Co. LLC
5.15%, 04/01/34	295	300,437
5.38%, 06/15/35	598	614,639
AES Corp.
5.45%, 06/01/28	570	585,088
2.45%, 01/15/31(a)	663	602,983
5.80%, 03/15/32	488	503,881
Alabama Power Co.
3.75%, 09/01/27	400	399,921
3.05%, 03/15/32	600	555,784
3.94%, 09/01/32	300	291,465
5.85%, 11/15/33	225	240,606
5.10%, 04/02/35	500	510,861
Series 2020-A, 1.45%, 09/15/30	483	428,167
Series C, 4.30%, 03/15/31(a)	450	450,359
Ameren Corp.
1.95%, 03/15/27	365	357,085
1.75%, 03/15/28	300	285,860
5.00%, 01/15/29	512	524,410
3.50%, 01/15/31	329	316,345
5.38%, 03/15/35	565	578,658
Ameren Illinois Co.
3.80%, 05/15/28	250	249,535
1.55%, 11/15/30(a)	250	221,027
3.85%, 09/01/32	400	384,994
4.95%, 06/01/33	250	255,042
American Electric Power Co., Inc.
5.75%, 11/01/27	400	411,376
3.20%, 11/13/27(a)	260	256,667
5.20%, 01/15/29	775	798,921
2.30%, 03/01/30	525	485,832
5.95%, 11/01/32	400	428,896
5.63%, 03/01/33	678	710,236
Security	Par (000)	Value
Electric Utilities (continued)
American Electric Power Co., Inc. (continued)
Series J, 4.30%, 12/01/28	$413	$ 415,924
Appalachian Power Co.
5.65%, 04/01/34	225	234,689
Series AA, 2.70%, 04/01/31	450	412,623
Series BB, 4.50%, 08/01/32	400	396,193
Series X, 3.30%, 06/01/27	250	247,813
Arizona Public Service Co.
2.60%, 08/15/29	413	391,100
2.20%, 12/15/31	129	113,450
6.35%, 12/15/32	300	327,131
5.55%, 08/01/33	375	390,774
5.70%, 08/15/34	435	456,203
Atlantic City Electric Co.
4.00%, 10/15/28	200	200,278
2.30%, 03/15/31	200	181,544
Avangrid, Inc., 3.80%, 06/01/29	500	493,516
Baltimore Gas and Electric Co.
2.25%, 06/15/31	509	460,204
5.30%, 06/01/34	275	283,248
5.45%, 06/01/35	600	620,986
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	513	506,725
3.70%, 07/15/30	733	720,488
1.65%, 05/15/31	699	610,094
Black Hills Corp.
5.95%, 03/15/28	200	207,267
3.05%, 10/15/29	342	327,358
2.50%, 06/15/30	300	277,234
4.55%, 01/31/31	275	274,868
4.35%, 05/01/33	220	212,568
6.15%, 05/15/34	250	267,652
6.00%, 01/15/35	300	318,039
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	415	428,062
4.80%, 03/15/30	325	332,534
4.95%, 04/01/33	660	670,731
5.15%, 03/01/34	310	317,297
5.05%, 03/01/35	385	388,967
Series AA, 3.00%, 02/01/27	200	198,444
Series AE, 2.35%, 04/01/31	332	300,954
Series AG, 3.00%, 03/01/32	262	240,872
Series AI, 4.45%, 10/01/32	414	411,997
Series AQ, 4.95%, 08/15/35	510	510,976
Series K2, 6.95%, 03/15/33	273	309,201
CenterPoint Energy, Inc.
5.40%, 06/01/29	576	597,265
2.95%, 03/01/30	344	326,369
CMS Energy Corp.
3.45%, 08/15/27	229	227,112
(5-year CMT + 2.90%), 3.75%, 12/01/50(b)	250	230,024
(5-year CMT + 4.12%), 4.75%, 06/01/50(b)	400	394,558
Commonwealth Edison Co.
3.70%, 08/15/28	363	361,781
2.20%, 03/01/30	300	278,287
4.90%, 02/01/33(a)	320	326,374
5.30%, 06/01/34	335	347,444
Series 122, 2.95%, 08/15/27(a)	250	247,043
Series 132, 3.15%, 03/15/32	200	186,572
Connecticut Light and Power Co.
4.65%, 01/01/29	200	203,730
4.95%, 01/15/30	275	282,080

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Connecticut Light and Power Co. (continued)
4.90%, 07/01/33	$150	$ 151,312
4.95%, 08/15/34(a)	200	201,548
Series A, 3.20%, 03/15/27	413	410,458
Series A, 2.05%, 07/01/31	228	202,657
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	413	412,139
2.40%, 06/15/31	629	574,943
5.20%, 03/01/33	500	517,359
5.50%, 03/15/34	500	524,545
5.38%, 05/15/34	200	207,025
5.13%, 03/15/35	284	289,457
Series 2005-A, 5.30%, 03/01/35	200	204,916
Series 20A, 3.35%, 04/01/30	193	187,078
Series D, 4.00%, 12/01/28	313	314,092
Constellation Energy Generation LLC
3.90%, 01/08/28	525	524,481
5.60%, 03/01/28	530	546,517
4.40%, 01/15/31(a)	200	199,531
5.80%, 03/01/33	400	424,699
6.13%, 01/15/34	325	350,891
Consumers Energy Co.
4.65%, 03/01/28(a)	250	253,742
3.80%, 11/15/28	300	299,100
4.90%, 02/15/29	390	400,111
4.60%, 05/30/29	477	485,313
4.70%, 01/15/30	613	626,166
4.50%, 01/15/31(a)	370	373,836
3.60%, 08/15/32	255	242,099
4.63%, 05/15/33	510	511,098
5.05%, 05/15/35	690	700,555
Dayton Power & Light Co., 4.55%, 08/15/30	225	223,829
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	200	222,273
5.30%, 05/15/33	200	207,355
Series 2025, 5.30%, 01/15/35	420	433,431
Series A, 2.30%, 12/01/31	330	295,127
Dominion Energy, Inc.
4.60%, 05/15/28	805	815,003
4.25%, 06/01/28	750	753,624
5.00%, 06/15/30	625	641,198
5.38%, 11/15/32	500	519,663
5.45%, 03/15/35	725	742,771
Series A, 4.35%, 08/15/32	400	392,566
Series B, 3.60%, 03/15/27	250	249,085
Series B, 5.95%, 06/15/35	300	318,046
Series C, 3.38%, 04/01/30	1,093	1,054,836
Series C, 2.25%, 08/15/31	588	525,055
Series E, 6.30%, 03/15/33	200	216,573
Series F, 5.25%, 08/01/33	600	613,643
DTE Electric Co.
4.25%, 05/14/27	25	25,168
2.25%, 03/01/30	428	398,001
5.20%, 04/01/33	500	519,053
5.20%, 03/01/34(a)	275	283,415
5.25%, 05/15/35	400	409,765
Series A, 1.90%, 04/01/28	313	300,590
Series A, 3.00%, 03/01/32	279	258,495
Series C, 2.63%, 03/01/31	300	278,251
DTE Energy Co.
4.95%, 07/01/27	475	480,968
4.88%, 06/01/28	700	712,301
5.10%, 03/01/29	700	718,126
Security	Par (000)	Value
Electric Utilities (continued)
DTE Energy Co. (continued)
2.95%, 03/01/30	$279	$ 264,580
5.20%, 04/01/30	650	670,542
5.85%, 06/01/34	550	585,049
5.05%, 10/01/35	350	348,539
Series C, 3.40%, 06/15/29	381	371,126
Duke Energy Carolinas LLC
3.95%, 11/15/28	450	450,659
2.45%, 08/15/29	400	379,375
2.45%, 02/01/30	329	308,124
4.85%, 03/15/30	320	329,004
2.55%, 04/15/31	425	391,681
2.85%, 03/15/32	458	419,501
6.45%, 10/15/32	214	236,613
4.95%, 01/15/33	835	856,681
4.85%, 01/15/34	400	403,244
5.25%, 03/15/35	425	437,872
Series A, 6.00%, 12/01/28	163	171,867
Duke Energy Corp.
3.15%, 08/15/27	413	408,263
5.00%, 12/08/27(a)	210	213,963
4.30%, 03/15/28	584	587,946
4.85%, 01/05/29(a)	546	557,795
3.40%, 06/15/29	388	379,727
2.45%, 06/01/30(a)	684	635,130
2.55%, 06/15/31	829	755,558
4.50%, 08/15/32(a)	746	743,740
5.75%, 09/15/33(a)	375	397,131
5.45%, 06/15/34(a)	431	447,475
4.95%, 09/15/35(a)	760	752,985
Duke Energy Florida LLC
3.80%, 07/15/28	422	421,962
2.50%, 12/01/29	614	580,368
1.75%, 06/15/30	388	350,130
4.20%, 12/01/30(a)	300	299,406
2.40%, 12/15/31(a)	479	432,493
5.88%, 11/15/33	501	538,656
4.85%, 12/01/35	385	382,179
Duke Energy Indiana LLC, 5.25%, 03/01/34	175	181,326
Duke Energy Ohio, Inc.
3.65%, 02/01/29(a)	300	297,360
2.13%, 06/01/30	250	229,294
5.25%, 04/01/33	230	237,802
5.30%, 06/15/35	300	307,910
Duke Energy Progress LLC
4.35%, 03/06/27	350	352,339
3.70%, 09/01/28	300	299,051
3.45%, 03/15/29	413	407,111
2.00%, 08/15/31	426	378,677
3.40%, 04/01/32	313	295,929
5.25%, 03/15/33	434	449,819
5.10%, 03/15/34	400	410,652
5.05%, 03/15/35	800	810,684
Edison International
5.75%, 06/15/27	370	376,367
4.13%, 03/15/28	446	442,923
5.25%, 11/15/28	330	335,636
5.45%, 06/15/29	300	306,313
6.95%, 11/15/29	245	261,690
6.25%, 03/15/30	341	357,984
5.25%, 03/15/32	397	398,436
El Paso Electric Co., 6.00%, 05/15/35	250	259,722
Emera U.S. Finance LP, 2.64%, 06/15/31	245	221,716
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Enel Chile SA, 4.88%, 06/12/28	$550	$ 557,593
Entergy Arkansas LLC
4.00%, 06/01/28	300	300,797
5.15%, 01/15/33	300	309,481
5.30%, 09/15/33	200	207,772
5.45%, 06/01/34	450	469,746
4.95%, 01/15/36(a)	425	423,734
Entergy Corp.
1.90%, 06/15/28	429	408,326
2.80%, 06/15/30	431	404,086
2.40%, 06/15/31	496	445,422
Entergy Louisiana LLC
3.12%, 09/01/27	256	253,220
3.25%, 04/01/28	400	395,066
1.60%, 12/15/30	243	214,788
3.05%, 06/01/31	400	375,059
2.35%, 06/15/32	550	486,600
4.00%, 03/15/33	600	577,327
5.35%, 03/15/34	450	467,003
5.15%, 09/15/34(a)	475	484,862
Entergy Mississippi LLC
2.85%, 06/01/28(a)	413	403,146
5.00%, 09/01/33	240	243,953
Entergy Texas, Inc.
4.00%, 03/30/29	250	249,349
1.75%, 03/15/31	450	397,188
5.25%, 04/15/35(a)	325	331,891
Evergy Kansas Central, Inc.
3.10%, 04/01/27	200	198,249
4.70%, 03/13/28	215	217,830
5.90%, 11/15/33	150	160,281
5.25%, 03/15/35	400	407,455
Evergy Metro, Inc.
4.95%, 04/15/33	215	218,498
5.40%, 04/01/34	175	182,124
5.13%, 08/15/35	275	277,489
Series 2020, 2.25%, 06/01/30(a)	300	276,586
Evergy, Inc., 2.90%, 09/15/29	913	870,247
Eversource Energy
2.90%, 03/01/27	313	309,233
4.60%, 07/01/27	400	403,006
5.45%, 03/01/28	765	785,226
5.95%, 02/01/29(a)	550	575,130
4.45%, 12/15/30	400	399,235
2.55%, 03/15/31	413	375,517
5.85%, 04/15/31	250	263,779
3.38%, 03/01/32	463	429,087
5.13%, 05/15/33	500	504,798
5.50%, 01/01/34	400	411,430
5.95%, 07/15/34	250	264,648
Series M, 3.30%, 01/15/28	343	338,107
Series O, 4.25%, 04/01/29	343	343,108
Series R, 1.65%, 08/15/30	400	353,941
Exelon Corp.
2.75%, 03/15/27	347	342,474
5.15%, 03/15/28	650	664,752
5.15%, 03/15/29	585	602,038
4.05%, 04/15/30	829	821,448
5.13%, 03/15/31	325	335,780
3.35%, 03/15/32	650	609,019
5.30%, 03/15/33	622	644,337
5.45%, 03/15/34	474	492,501
Security	Par (000)	Value
Electric Utilities (continued)
Exelon Corp. (continued)
4.95%, 06/15/35	$300	$ 298,261
5.63%, 06/15/35	400	417,336
FirstEnergy Corp.
2.65%, 03/01/30	400	374,032
Series B, 3.90%, 07/15/27	826	824,131
Series B, 2.25%, 09/01/30	256	232,245
FirstEnergy Transmission LLC
4.55%, 01/15/30	135	135,752
4.75%, 01/15/33	200	198,756
5.00%, 01/15/35	260	260,157
Florida Power & Light Co.
5.05%, 04/01/28	605	620,127
4.40%, 05/15/28	470	475,900
5.15%, 06/15/29	570	591,424
4.63%, 05/15/30	580	591,506
2.45%, 02/03/32	1,219	1,098,430
5.10%, 04/01/33	690	712,337
4.80%, 05/15/33	715	725,810
5.63%, 04/01/34	1,100	1,166,890
5.30%, 06/15/34	785	819,450
5.00%, 08/01/34	300	305,845
4.95%, 06/01/35	400	402,681
4.70%, 02/15/36	325	321,060
Series A, 3.30%, 05/30/27	200	198,863
Georgia Power Co.
5.00%, 02/23/27	329	333,073
3.25%, 03/30/27	250	248,687
4.65%, 05/16/28	500	507,398
4.00%, 10/01/28	500	501,597
4.55%, 03/15/30	575	583,613
4.85%, 03/15/31	700	717,590
4.70%, 05/15/32(a)	430	435,721
4.95%, 05/17/33	754	769,641
5.25%, 03/15/34	627	646,756
5.20%, 03/15/35	700	717,131
Series B, 2.65%, 09/15/29	557	530,532
Idaho Power Co., 5.20%, 08/15/34	200	205,119
Indiana Michigan Power Co., 3.85%, 05/15/28	250	249,585
Interstate Power and Light Co.
4.10%, 09/26/28	325	325,576
3.60%, 04/01/29	252	247,844
2.30%, 06/01/30	300	276,472
5.70%, 10/15/33	250	262,723
4.95%, 09/30/34	295	294,251
5.60%, 06/29/35	450	468,319
IPALCO Enterprises, Inc.
4.25%, 05/01/30	279	273,449
5.75%, 04/01/34	250	254,931
ITC Holdings Corp., 3.35%, 11/15/27	350	346,607
Jersey Central Power & Light Co.
4.15%, 01/15/29(d)	250	249,902
4.40%, 01/15/31(d)	250	249,209
5.10%, 01/15/35	470	476,269
5.15%, 01/15/36(d)	250	253,153
Kentucky Utilities Co., Series Kent, 5.45%, 04/15/33	275	287,815
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	99,186
MidAmerican Energy Co.
3.10%, 05/01/27(a)	274	272,130
3.65%, 04/15/29	563	557,739
6.75%, 12/30/31(a)	291	327,625
5.35%, 01/15/34	225	234,106

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Mississippi Power Co., 3.95%, 03/30/28(a)	$300	$ 300,090
National Grid PLC
5.60%, 06/12/28	500	516,723
5.81%, 06/12/33	450	476,857
5.42%, 01/11/34	595	613,818
National Grid USA, 5.80%, 04/01/35	250	261,622
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/27	250	252,476
3.05%, 04/25/27(a)	300	297,403
5.10%, 05/06/27	175	177,511
4.12%, 09/16/27	150	150,564
3.95%, 12/10/27	160	160,327
3.40%, 02/07/28	709	703,101
4.75%, 02/07/28	361	366,497
4.80%, 03/15/28	215	218,830
5.05%, 09/15/28	575	589,900
4.85%, 02/07/29	250	255,863
3.70%, 03/15/29	300	296,746
5.15%, 06/15/29	300	309,879
4.95%, 02/07/30(a)	120	123,228
2.40%, 03/15/30	386	359,730
4.30%, 12/10/30	175	174,764
5.00%, 02/07/31	200	206,587
1.35%, 03/15/31	200	172,564
1.65%, 06/15/31	500	434,576
8.00%, 03/01/32	257	305,631
2.75%, 04/15/32	413	374,825
4.02%, 11/01/32	600	582,820
4.15%, 12/15/32	200	195,630
5.80%, 01/15/33	275	294,554
5.00%, 08/15/34	275	279,944
(5-year CMT + 3.53%), 7.13%, 09/15/53(b)	200	209,851
Series D, 4.15%, 08/25/28	300	301,447
Nevada Power Co.
Series CC, 3.70%, 05/01/29	472	466,476
Series DD, 2.40%, 05/01/30(a)	329	304,100
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	1,129	1,123,652
4.63%, 07/15/27	1,000	1,010,184
4.69%, 09/01/27	1,220	1,233,793
4.85%, 02/04/28	625	636,224
4.90%, 02/28/28	904	920,429
1.90%, 06/15/28	1,116	1,064,865
4.90%, 03/15/29	800	819,686
3.50%, 04/01/29	700	687,768
2.75%, 11/01/29	1,009	961,707
5.00%, 02/28/30(a)	500	514,393
5.05%, 03/15/30	875	902,227
2.25%, 06/01/30	2,308	2,123,673
2.44%, 01/15/32	849	757,242
5.30%, 03/15/32	550	571,191
5.00%, 07/15/32	670	685,127
5.05%, 02/28/33	700	715,264
5.25%, 03/15/34	800	819,777
5.45%, 03/15/35	675	696,265
(3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(b)	400	396,151
Northern States Power Co.
2.25%, 04/01/31	372	337,571
5.05%, 05/15/35	500	507,875
NSTAR Electric Co.
3.20%, 05/15/27	322	319,537
3.25%, 05/15/29	600	584,811
4.85%, 03/01/30	275	281,453
Security	Par (000)	Value
Electric Utilities (continued)
NSTAR Electric Co. (continued)
3.95%, 04/01/30	$300	$ 296,735
1.95%, 08/15/31	200	176,186
5.40%, 06/01/34	400	414,076
5.20%, 03/01/35	450	458,006
OGE Energy Corp., 5.45%, 05/15/29	200	207,120
Ohio Power Co.
5.00%, 06/01/33	328	331,186
5.65%, 06/01/34	250	260,391
Series P, 2.60%, 04/01/30	364	340,463
Series Q, 1.63%, 01/15/31	359	314,702
Oklahoma Gas and Electric Co.
3.80%, 08/15/28	268	266,921
3.30%, 03/15/30	200	192,870
3.25%, 04/01/30(a)	79	76,013
5.40%, 01/15/33	300	312,943
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27(d)	325	327,533
4.30%, 05/15/28	488	491,719
3.70%, 11/15/28	193	191,758
4.65%, 11/01/29	350	356,298
2.75%, 05/15/30	729	688,916
7.00%, 05/01/32	300	338,193
4.15%, 06/01/32	296	289,176
4.55%, 09/15/32(a)	519	518,129
7.25%, 01/15/33	263	301,179
5.65%, 11/15/33	351	371,552
5.35%, 04/01/35(d)	405	415,684
Pacific Gas and Electric Co.
3.30%, 03/15/27	200	198,172
5.45%, 06/15/27	400	406,300
2.10%, 08/01/27	483	469,151
3.30%, 12/01/27	655	645,874
5.00%, 06/04/28	400	407,320
3.00%, 06/15/28	516	502,089
3.75%, 07/01/28	550	544,201
4.65%, 08/01/28	200	201,961
6.10%, 01/15/29	465	487,934
4.20%, 03/01/29	220	218,995
5.55%, 05/15/29	400	413,369
4.55%, 07/01/30	2,006	2,001,233
2.50%, 02/01/31	1,211	1,094,662
3.25%, 06/01/31	550	511,845
4.40%, 03/01/32	293	286,903
5.90%, 06/15/32	450	473,140
5.05%, 10/15/32	250	251,916
6.15%, 01/15/33	428	453,774
6.40%, 06/15/33	640	689,869
6.95%, 03/15/34	535	593,274
5.80%, 05/15/34	800	830,064
5.70%, 03/01/35	775	794,442
6.00%, 08/15/35	715	748,125
PacifiCorp.
5.10%, 02/15/29	350	358,258
3.50%, 06/15/29(a)	354	345,239
2.70%, 09/15/30	254	234,239
5.30%, 02/15/31	800	823,726
7.70%, 11/15/31(a)	200	228,834
5.45%, 02/15/34	784	796,017
5.25%, 06/15/35(a)	200	199,617
PECO Energy Co.
4.90%, 06/15/33	364	371,125
4.88%, 09/15/35	400	401,039
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Pinnacle West Capital Corp.
4.90%, 05/15/28(a)	$305	$ 310,626
5.15%, 05/15/30	125	128,706
Potomac Electric Power Co., 5.20%, 03/15/34	275	282,114
PPL Capital Funding, Inc.
4.13%, 04/15/30	300	297,521
5.25%, 09/01/34	455	464,037
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	511,218
4.85%, 02/15/34	400	403,374
Progress Energy, Inc.
7.75%, 03/01/31	330	377,753
7.00%, 10/30/31	300	335,921
Public Service Co. of Colorado
3.70%, 06/15/28	129	128,275
1.88%, 06/15/31	450	396,381
5.35%, 05/15/34	450	462,146
5.15%, 09/15/35	575	580,668
Series 35, 1.90%, 01/15/31	160	142,338
Series 38, 4.10%, 06/01/32	150	147,270
Public Service Co. of New Hampshire
4.40%, 07/01/28	175	177,056
5.35%, 10/01/33	375	390,181
Series V, 2.20%, 06/15/31	450	403,956
Public Service Co. of Oklahoma
5.25%, 01/15/33	400	409,200
5.20%, 01/15/35	425	428,852
5.45%, 01/15/36	500	511,360
Series J, 2.20%, 08/15/31	413	366,352
Public Service Electric and Gas Co.
3.00%, 05/15/27	314	310,898
3.70%, 05/01/28	276	275,002
3.65%, 09/01/28(a)	270	268,233
3.20%, 05/15/29	313	305,122
2.45%, 01/15/30	229	215,062
1.90%, 08/15/31	279	246,178
3.10%, 03/15/32	400	371,138
4.90%, 12/15/32	180	183,402
4.65%, 03/15/33	417	418,510
5.20%, 08/01/33	370	382,800
5.20%, 03/01/34	275	283,179
4.85%, 08/01/34	450	452,832
4.90%, 08/15/35	200	200,823
Series Q, 5.05%, 03/01/35	260	264,857
Series R, 4.20%, 01/01/31	225	224,374
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	400	412,181
5.88%, 10/15/28	250	260,990
5.20%, 04/01/29	275	282,921
4.90%, 03/15/30	205	209,697
1.60%, 08/15/30	352	312,207
2.45%, 11/15/31	500	448,198
6.13%, 10/15/33	250	268,307
5.45%, 04/01/34(a)	275	283,128
5.40%, 03/15/35	250	256,649
Puget Energy, Inc.
2.38%, 06/15/28	329	315,919
4.10%, 06/15/30	413	405,224
4.22%, 03/15/32	279	267,923
5.73%, 03/15/35	475	485,769
Puget Sound Energy, Inc., 5.33%, 06/15/34	175	180,035
San Diego Gas & Electric Co.
4.95%, 08/15/28	345	353,573
Security	Par (000)	Value
Electric Utilities (continued)
San Diego Gas & Electric Co. (continued)
5.40%, 04/15/35(a)	$550	$ 566,912
Series VVV, 1.70%, 10/01/30	663	591,880
Series XXX, 3.00%, 03/15/32	350	321,568
Sempra
3.25%, 06/15/27	500	494,781
3.40%, 02/01/28	713	704,529
3.70%, 04/01/29(a)	513	505,459
5.50%, 08/01/33(a)	499	519,794
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)	713	704,140
Southern California Edison Co.
4.88%, 02/01/27	175	176,336
5.85%, 11/01/27	300	308,510
5.30%, 03/01/28	495	506,460
5.65%, 10/01/28	378	391,434
6.65%, 04/01/29	200	210,218
5.15%, 06/01/29	275	281,538
2.85%, 08/01/29	384	364,783
5.25%, 03/15/30(a)	550	564,742
2.25%, 06/01/30	432	393,191
5.45%, 06/01/31	408	422,343
2.75%, 02/01/32	413	370,743
5.95%, 11/01/32	525	556,838
6.00%, 01/15/34	332	348,648
5.20%, 06/01/34	729	729,590
5.45%, 03/01/35	500	505,610
Series 2005-E, 5.35%, 07/15/35	200	200,233
Series A, 4.20%, 03/01/29	300	298,803
Series B, 3.65%, 03/01/28	275	272,414
Series D, 4.70%, 06/01/27	300	302,448
Series G, 2.50%, 06/01/31	349	314,188
Southern Co.
5.11%, 08/01/27	500	507,676
4.85%, 06/15/28	570	580,327
5.50%, 03/15/29	621	645,170
5.70%, 10/15/32	350	370,603
5.20%, 06/15/33	570	584,594
5.70%, 03/15/34	702	737,408
4.85%, 03/15/35	550	542,433
Series 2021-B, 1.75%, 03/15/28	304	290,463
Series A, 3.70%, 04/30/30	758	739,903
Southern Power Co.
Series A, 4.25%, 10/01/30	500	498,733
Series B, 4.90%, 10/01/35	400	393,039
Southwestern Electric Power Co.
5.30%, 04/01/33	275	281,314
Series M, 4.10%, 09/15/28	379	378,998
Southwestern Public Service Co., 5.30%, 05/15/35	325	331,415
System Energy Resources, Inc.
6.00%, 04/15/28	400	415,252
5.30%, 12/15/34	385	388,867
Tampa Electric Co.
4.90%, 03/01/29	390	398,949
2.40%, 03/15/31	306	278,406
5.15%, 03/01/35	450	454,988
Tucson Electric Power Co.
1.50%, 08/01/30	116	103,003
3.25%, 05/15/32	250	232,155
5.20%, 09/15/34	275	280,126
Union Electric Co.
2.95%, 06/15/27	129	127,645
3.50%, 03/15/29	250	246,071
2.95%, 03/15/30	254	242,053

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Union Electric Co. (continued)
2.15%, 03/15/32	$431	$ 379,400
5.20%, 04/01/34	275	282,420
5.25%, 04/15/35	325	333,450
Virginia Electric and Power Co.
2.30%, 11/15/31	413	368,044
2.40%, 03/30/32	530	471,296
5.00%, 04/01/33	525	534,931
5.30%, 08/15/33	900	931,461
5.00%, 01/15/34	500	506,083
5.05%, 08/15/34	595	602,295
5.15%, 03/15/35	625	634,262
Series A, 3.50%, 03/15/27	420	418,391
Series A, 3.80%, 04/01/28	413	411,879
Series A, 2.88%, 07/15/29	429	412,562
Series B, 3.75%, 05/15/27	400	399,327
Series B, 6.00%, 01/15/36	500	536,298
Series C, 4.90%, 09/15/35	750	744,998
WEC Energy Group, Inc.
5.15%, 10/01/27	500	509,001
1.38%, 10/15/27	350	335,571
4.75%, 01/15/28	250	253,967
2.20%, 12/15/28(a)	350	333,294
1.80%, 10/15/30	203	180,675
Wisconsin Electric Power Co.
1.70%, 06/15/28	159	151,436
3.95%, 03/01/29	100	99,923
5.00%, 05/15/29	225	231,567
4.15%, 10/15/30	370	368,867
4.75%, 09/30/32	305	311,018
5.63%, 05/15/33	200	213,345
4.60%, 10/01/34	185	183,663
Wisconsin Power and Light Co.
3.05%, 10/15/27	252	248,361
3.00%, 07/01/29	229	221,386
1.95%, 09/16/31	194	169,884
3.95%, 09/01/32	400	385,287
4.95%, 04/01/33	190	192,684
5.38%, 03/30/34	335	345,758
Wisconsin Public Service Corp.
4.55%, 12/01/29	220	223,534
4.25%, 01/15/31(a)	200	199,778
Xcel Energy, Inc.
1.75%, 03/15/27	413	402,790
4.75%, 03/21/28	175	177,521
4.00%, 06/15/28	479	479,223
2.60%, 12/01/29(a)	380	358,325
3.40%, 06/01/30	350	336,767
2.35%, 11/15/31	179	159,090
4.60%, 06/01/32	497	494,636
5.45%, 08/15/33	500	515,858
5.50%, 03/15/34	355	365,351
5.60%, 04/15/35	475	490,555
		231,861,311
Electronic Equipment, Instruments & Components — 0.9%
ABB Finance USA, Inc., 3.80%, 04/03/28	260	260,284
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	224,708
Allegion PLC, 3.50%, 10/01/29	219	213,747
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	250	247,844
5.41%, 07/01/32	328	340,144
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Allegion U.S. Holding Co., Inc. (continued)
5.60%, 05/29/34	$225	$ 235,134
Amphenol Corp.
5.05%, 04/05/27	562	569,562
3.80%, 11/15/27	530	529,802
4.38%, 06/12/28	502	506,982
3.90%, 11/15/28	245	244,834
5.05%, 04/05/29	175	180,112
4.35%, 06/01/29	350	353,848
2.80%, 02/15/30	385	365,763
4.13%, 11/15/30	505	501,648
2.20%, 09/15/31	597	533,754
4.40%, 02/15/33	640	632,357
5.25%, 04/05/34(a)	375	388,157
5.00%, 01/15/35	500	506,580
4.63%, 02/15/36	875	855,025
Arrow Electronics, Inc.
3.88%, 01/12/28	350	347,698
5.15%, 08/21/29(a)	250	255,728
2.95%, 02/15/32	329	294,434
5.88%, 04/10/34	300	311,954
Avnet, Inc.
6.25%, 03/15/28	160	165,843
3.00%, 05/15/31	165	149,764
5.50%, 06/01/32	330	335,919
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28	379	377,746
3.28%, 12/01/28	316	307,735
3.25%, 02/15/29	371	358,146
5.10%, 03/01/30	378	385,288
3.57%, 12/01/31	784	731,951
5.55%, 08/22/34	300	304,614
Eaton Capital ULC, 4.45%, 05/09/30	200	201,502
Emerson Electric Co.
1.80%, 10/15/27	400	387,504
2.00%, 12/21/28(a)	728	691,606
1.95%, 10/15/30	275	249,655
2.20%, 12/21/31	650	580,857
5.00%, 03/15/35	155	158,336
Flex Ltd.
6.00%, 01/15/28	236	243,792
4.88%, 06/15/29	413	419,414
4.88%, 05/12/30	243	246,458
5.25%, 01/15/32	500	510,538
5.38%, 11/13/35	375	374,404
Honeywell International, Inc.
1.10%, 03/01/27	629	611,615
4.65%, 07/30/27	775	784,626
4.95%, 02/15/28	256	261,572
4.25%, 01/15/29	536	540,316
2.70%, 08/15/29	581	556,150
4.88%, 09/01/29	200	205,841
4.70%, 02/01/30	625	638,491
1.95%, 06/01/30	747	682,206
1.75%, 09/01/31	921	805,584
4.95%, 09/01/31	200	206,985
4.75%, 02/01/32	475	484,745
5.00%, 02/15/33	652	670,939
4.50%, 01/15/34	616	610,560
5.00%, 03/01/35	874	888,197
Hubbell, Inc.
3.15%, 08/15/27	254	250,592
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Hubbell, Inc. (continued)
3.50%, 02/15/28	$250	$ 247,727
2.30%, 03/15/31(a)	254	231,819
4.80%, 11/15/35	175	173,016
Jabil, Inc.
4.25%, 05/15/27	305	305,848
3.95%, 01/12/28	250	249,545
4.20%, 02/01/29	255	254,903
5.45%, 02/01/29	75	77,546
3.60%, 01/15/30	250	242,038
3.00%, 01/15/31(a)	369	342,617
4.75%, 02/01/33	335	329,987
Keysight Technologies, Inc.
4.60%, 04/06/27	450	452,413
3.00%, 10/30/29	260	249,207
5.35%, 07/30/30	484	503,423
4.95%, 10/15/34	382	384,280
TD SYNNEX Corp.
2.38%, 08/09/28	321	306,286
4.30%, 01/17/29	250	249,889
2.65%, 08/09/31	273	245,922
6.10%, 04/12/34	441	465,156
5.30%, 10/10/35	450	445,514
Trimble, Inc.
4.90%, 06/15/28	450	457,036
6.10%, 03/15/33	500	534,577
Tyco Electronics Group SA
3.13%, 08/15/27	250	247,958
4.63%, 02/01/30	225	228,966
4.50%, 02/09/31(a)	350	353,156
2.50%, 02/04/32	405	363,652
5.00%, 05/09/35	375	378,052
4.88%, 02/09/36(c)	210	208,878
Vontier Corp.
2.40%, 04/01/28	200	192,368
2.95%, 04/01/31	350	321,135
		33,322,504
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
3.34%, 12/15/27	699	692,289
3.14%, 11/07/29	243	234,700
4.49%, 05/01/30	350	353,629
Halliburton Co., 2.92%, 03/01/30(a)	611	579,825
NOV, Inc., 3.60%, 12/01/29	329	321,729
Schlumberger Investment SA, 2.65%, 06/26/30	542	510,797
		2,692,969
Environmental, Maintenance & Security Service — 0.4%
Republic Services, Inc.
3.38%, 11/15/27	400	397,605
3.95%, 05/15/28	492	493,062
4.88%, 04/01/29	455	466,399
5.00%, 11/15/29	250	258,098
2.30%, 03/01/30	444	413,577
4.75%, 07/15/30(a)	235	240,230
1.45%, 02/15/31	427	372,831
1.75%, 02/15/32(a)	605	522,336
2.38%, 03/15/33(a)	450	392,275
5.00%, 12/15/33	482	495,849
5.00%, 04/01/34	400	408,727
5.20%, 11/15/34(a)	245	252,593
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Republic Services, Inc. (continued)
5.15%, 03/15/35(a)	$470	$ 483,654
Veralto Corp.
5.35%, 09/18/28	325	335,263
5.45%, 09/18/33	425	441,922
Waste Connections, Inc.
4.25%, 12/01/28	200	201,644
3.50%, 05/01/29(a)	254	250,374
2.60%, 02/01/30	376	355,543
2.20%, 01/15/32	479	423,450
3.20%, 06/01/32(a)	274	255,043
4.20%, 01/15/33	410	400,562
5.00%, 03/01/34	575	584,960
5.25%, 09/01/35(a)	250	257,858
Waste Management, Inc.
4.95%, 07/03/27	275	279,369
3.15%, 11/15/27	617	610,890
1.15%, 03/15/28	374	353,945
4.50%, 03/15/28	625	633,826
3.88%, 01/15/29	400	399,471
4.88%, 02/15/29	575	590,140
2.00%, 06/01/29	159	149,178
4.63%, 02/15/30	400	407,175
4.65%, 03/15/30	425	433,368
1.50%, 03/15/31	707	617,721
4.95%, 07/03/31	495	511,718
4.80%, 03/15/32	525	537,277
4.15%, 04/15/32	524	519,013
4.63%, 02/15/33	270	272,825
4.88%, 02/15/34	766	783,132
4.95%, 03/15/35	950	961,453
		16,764,356
Financial Services — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.13%, 02/28/29	550	548,084
4.75%, 01/15/33	550	544,778
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/27	1,300	1,334,238
3.65%, 07/21/27	655	651,472
4.63%, 10/15/27	300	302,611
3.88%, 01/23/28	300	299,179
4.88%, 04/01/28	650	660,391
5.75%, 06/06/28	610	631,531
3.00%, 10/29/28	2,523	2,447,437
5.10%, 01/19/29	510	521,896
4.63%, 09/10/29	850	858,881
6.15%, 09/30/30	1,050	1,119,410
4.38%, 11/15/30	420	418,035
5.38%, 12/15/31	500	517,021
3.30%, 01/30/32	2,800	2,589,346
3.40%, 10/29/33	1,100	991,570
5.30%, 01/19/34	450	458,150
4.95%, 09/10/34	750	746,084
5.00%, 11/15/35	490	483,613
Affiliated Managers Group, Inc.
3.30%, 06/15/30	264	251,731
5.50%, 08/20/34	250	255,012
5.50%, 02/15/36	275	275,004
Air Lease Corp.
3.63%, 04/01/27	280	278,492

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Air Lease Corp. (continued)
3.63%, 12/01/27	$130	$ 128,862
5.85%, 12/15/27	654	673,850
5.30%, 02/01/28	300	305,903
2.10%, 09/01/28	213	201,516
4.63%, 10/01/28	400	402,917
5.10%, 03/01/29	275	280,133
3.25%, 10/01/29	413	396,181
3.00%, 02/01/30	529	497,328
3.13%, 12/01/30	509	474,496
5.20%, 07/15/31	325	330,980
2.88%, 01/15/32	450	404,784
Ally Financial, Inc.
4.75%, 06/09/27	500	504,250
7.10%, 11/15/27	550	577,500
2.20%, 11/02/28(a)	285	270,127
8.00%, 11/01/31	1,511	1,711,437
(1-day SOFR + 1.78%), 5.55%, 07/31/33(b)	350	351,878
(1-day SOFR + 2.29%), 6.18%, 07/26/35(b)	590	608,536
(1-day SOFR + 2.82%), 6.85%, 01/03/30(b)	491	519,909
(1-day SOFR + 3.26%), 6.99%, 06/13/29(b)	500	527,277
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(b)	305	312,023
(1-day SOFR Index + 1.96%), 5.74%, 05/15/29(b)	458	470,028
Ameriprise Financial, Inc.
5.70%, 12/15/28	375	392,377
4.50%, 05/13/32(a)	313	314,953
5.15%, 05/15/33	460	475,499
5.20%, 04/15/35(a)	475	483,539
Apollo Global Management, Inc.
4.60%, 01/15/31(a)	425	426,960
6.38%, 11/15/33	375	410,255
5.15%, 08/12/35	650	647,058
Ares Management Corp., 6.38%, 11/10/28(a)	254	267,987
BGC Group, Inc.
8.00%, 05/25/28	200	213,668
6.60%, 06/10/29	325	340,116
6.15%, 04/02/30	425	438,740
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	270	269,116
5.00%, 12/06/34	456	455,300
4.95%, 02/15/36	95	93,885
Blue Owl Finance LLC
3.13%, 06/10/31	398	360,851
4.38%, 02/15/32	300	284,299
6.25%, 04/18/34	670	690,505
Brookfield Asset Management Ltd.
4.65%, 11/15/30	375	378,292
5.80%, 04/24/35	450	469,088
5.30%, 01/15/36	225	224,647
Brookfield Capital Finance LLC, 6.09%, 06/14/33	350	372,980
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	350,457
Brookfield Finance, Inc.
3.90%, 01/25/28	619	618,237
4.85%, 03/29/29	700	712,287
4.35%, 04/15/30	413	413,937
2.72%, 04/15/31(a)	305	279,634
6.35%, 01/05/34	450	486,769
5.68%, 01/15/35	400	413,425
5.33%, 01/15/36	470	470,559
Carlyle Group, Inc., 5.05%, 09/19/35(a)	495	487,032
Cboe Global Markets, Inc.
1.63%, 12/15/30	259	229,175
Security	Par (000)	Value
Financial Services (continued)
Cboe Global Markets, Inc. (continued)
3.00%, 03/16/32	$217	$ 201,346
Charles Schwab Corp.
3.20%, 03/02/27	478	474,802
2.45%, 03/03/27	943	930,004
3.30%, 04/01/27	350	347,870
3.20%, 01/25/28	525	519,265
2.00%, 03/20/28(a)	754	726,599
4.00%, 02/01/29	442	444,238
3.25%, 05/22/29	532	519,724
2.75%, 10/01/29	379	361,893
4.63%, 03/22/30	179	182,894
1.65%, 03/11/31(a)	413	362,484
2.30%, 05/13/31	663	600,917
1.95%, 12/01/31(a)	700	615,432
2.90%, 03/03/32	660	605,407
(1-day SOFR + 0.94%), 4.34%, 11/14/31(b)	625	624,327
(1-day SOFR + 1.23%), 4.91%, 11/14/36(b)	675	669,036
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	904	955,287
(1-day SOFR + 2.01%), 6.14%, 08/24/34(b)	795	863,386
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)	562	583,240
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	856	912,906
CI Financial Corp., 3.20%, 12/17/30	646	586,884
CME Group, Inc.
3.75%, 06/15/28	433	432,664
4.40%, 03/15/30	510	516,694
2.65%, 03/15/32	621	567,138
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	570	649,425
Eaton Vance Corp., 3.50%, 04/06/27	200	199,278
Enact Holdings, Inc., 6.25%, 05/28/29	500	524,059
Franklin Resources, Inc., 1.60%, 10/30/30(a)	500	443,784
Hercules Capital, Inc., 6.00%, 06/16/30(a)	225	227,567
Intercontinental Exchange, Inc.
3.10%, 09/15/27	284	280,927
4.00%, 09/15/27	935	937,564
3.63%, 09/01/28	678	672,734
3.75%, 09/21/28	576	573,171
3.95%, 12/01/28	375	375,304
4.35%, 06/15/29	753	760,368
2.10%, 06/15/30(a)	787	721,662
4.20%, 03/15/31(a)	435	433,947
5.25%, 06/15/31	425	443,733
1.85%, 09/15/32	938	799,886
4.60%, 03/15/33	950	955,167
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	275	276,341
Jefferies Financial Group, Inc.
6.45%, 06/08/27(a)	250	257,688
5.88%, 07/21/28	535	556,064
4.15%, 01/23/30	679	669,928
2.63%, 10/15/31	629	559,845
2.75%, 10/15/32	374	326,628
6.20%, 04/14/34	925	972,982
5.50%, 02/15/36	475	468,597
KKR & Co., Inc., 5.10%, 08/07/35(a)	600	593,945
Lazard Group LLC
4.50%, 09/19/28	300	302,160
4.38%, 03/11/29	379	379,962
6.00%, 03/15/31	219	232,331
5.63%, 08/01/35(a)	225	230,082
LPL Holdings, Inc.
5.70%, 05/20/27	490	499,081
4.90%, 04/03/28	275	278,993
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
LPL Holdings, Inc. (continued)
6.75%, 11/17/28	$550	$ 585,025
5.20%, 03/15/30	452	462,164
5.15%, 06/15/30	275	280,432
6.00%, 05/20/34	300	314,654
5.65%, 03/15/35	350	356,648
5.75%, 06/15/35	475	487,709
Marex Group PLC
5.83%, 05/08/28	300	305,507
6.40%, 11/04/29	450	468,874
Nasdaq, Inc.
5.35%, 06/28/28(a)	552	568,673
1.65%, 01/15/31	543	480,772
5.55%, 02/15/34	728	760,609
Nomura Holdings, Inc.
5.59%, 07/02/27(a)	400	408,018
5.39%, 07/06/27	400	406,582
5.84%, 01/18/28	200	206,229
6.07%, 07/12/28	550	573,923
2.17%, 07/14/28	700	667,456
2.71%, 01/22/29	478	457,245
5.61%, 07/06/29	400	415,968
3.10%, 01/16/30	835	793,822
4.90%, 07/01/30	400	405,867
2.68%, 07/16/30	510	471,921
2.61%, 07/14/31	650	586,964
3.00%, 01/22/32	450	409,025
6.18%, 01/18/33	600	645,491
6.09%, 07/12/33	300	322,078
5.78%, 07/03/34	655	689,066
5.49%, 06/29/35(a)	400	410,871
(5-year CMT + 1.30%), 5.04%, 06/10/36(b)	400	396,725
ORIX Corp.
3.70%, 07/18/27	400	398,195
5.00%, 09/13/27	200	203,154
4.65%, 09/10/29	525	534,632
4.45%, 09/09/30	225	225,239
2.25%, 03/09/31	413	371,744
4.00%, 04/13/32	363	351,964
5.20%, 09/13/32(a)	400	413,052
5.40%, 02/25/35	325	334,356
Radian Group, Inc.
4.88%, 03/15/27	256	256,979
6.20%, 05/15/29	275	288,834
Raymond James Financial, Inc.
4.65%, 04/01/30	336	342,001
4.90%, 09/11/35	405	401,229
Stifel Financial Corp., 4.00%, 05/15/30	268	262,726
TPG Operating Group II LP
5.88%, 03/05/34	426	442,457
5.38%, 01/15/36	350	346,450
Voya Financial, Inc.
5.00%, 09/20/34	285	284,138
(3-mo. SOFR US + 2.35%), 4.70%, 01/23/48(b)	200	191,016
		87,799,632
Food Products — 1.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	434	469,757
Archer-Daniels-Midland Co.
3.25%, 03/27/30	700	675,930
2.90%, 03/01/32(a)	523	480,730
Security	Par (000)	Value
Food Products (continued)
Archer-Daniels-Midland Co. (continued)
4.50%, 08/15/33(a)	$310	$ 309,110
Bunge Ltd. Finance Corp.
4.90%, 04/21/27	300	303,124
3.75%, 09/25/27	481	479,560
4.10%, 01/07/28	225	225,504
4.20%, 09/17/29(a)	531	531,433
4.55%, 08/04/30	425	428,111
3.20%, 04/21/31	400	376,709
2.75%, 05/14/31	635	584,439
4.65%, 09/17/34	485	475,526
5.15%, 08/04/35	425	431,025
Campbell’s Co., 4.55%, 03/21/31	225	223,458
Conagra Brands, Inc.
1.38%, 11/01/27	597	569,671
7.00%, 10/01/28	200	213,508
4.85%, 11/01/28	804	814,698
5.00%, 08/01/30	300	303,214
8.25%, 09/15/30	200	228,749
5.75%, 08/01/35(a)	300	304,990
Flowers Foods, Inc.
2.40%, 03/15/31	350	307,534
5.75%, 03/15/35(a)	328	326,216
General Mills, Inc.
3.20%, 02/10/27	487	483,759
4.20%, 04/17/28	829	831,570
5.50%, 10/17/28	365	378,263
4.88%, 01/30/30	300	306,664
2.88%, 04/15/30	487	461,045
2.25%, 10/14/31	279	247,720
4.95%, 03/29/33(a)	670	677,438
5.25%, 01/30/35(a)	500	508,010
Hershey Co.
4.55%, 02/24/28	220	223,495
4.25%, 05/04/28	35	35,304
2.45%, 11/15/29	225	212,411
4.75%, 02/24/30	125	128,014
1.70%, 06/01/30	258	232,992
4.95%, 02/24/32	325	335,818
4.50%, 05/04/33	302	301,994
5.10%, 02/24/35	325	333,431
Hormel Foods Corp.
4.80%, 03/30/27	235	237,322
1.70%, 06/03/28	277	263,691
1.80%, 06/11/30	650	587,277
Ingredion, Inc., 2.90%, 06/01/30(a)	250	235,855
J.M. Smucker Co.
3.38%, 12/15/27	250	247,607
5.90%, 11/15/28	575	601,860
2.38%, 03/15/30	250	232,206
2.13%, 03/15/32	379	328,639
6.20%, 11/15/33(a)	575	622,240
4.25%, 03/15/35(a)	398	375,455
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co. Holdings
5.95%, 04/20/35	500	524,906
5.50%, 01/15/36	800	811,751
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29	322	311,154
3.75%, 12/01/31	266	252,663

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (continued)
3.63%, 01/15/32	$750	$ 703,637
3.00%, 05/15/32	588	531,554
5.75%, 04/01/33	1,257	1,310,703
6.75%, 03/15/34	1,022	1,125,960
Kellanova
3.40%, 11/15/27	450	446,761
4.30%, 05/15/28	379	381,877
2.10%, 06/01/30	284	260,307
5.25%, 03/01/33(a)	200	207,278
Series B, 7.45%, 04/01/31	400	458,139
Kraft Heinz Foods Co.
3.88%, 05/15/27	888	885,415
4.63%, 01/30/29	163	165,136
3.75%, 04/01/30	641	626,824
4.25%, 03/01/31	263	260,553
5.20%, 03/15/32	325	333,773
6.75%, 03/15/32	130	143,854
5.40%, 03/15/35	325	331,962
5.00%, 07/15/35	400	396,522
Kroger Co.
3.70%, 08/01/27	413	411,608
4.50%, 01/15/29	229	232,135
2.20%, 05/01/30	393	361,585
1.70%, 01/15/31	483	425,439
7.50%, 04/01/31	252	286,683
5.00%, 09/15/34	1,370	1,370,832
McCormick & Co., Inc.
3.40%, 08/15/27	350	347,423
2.50%, 04/15/30	209	194,343
1.85%, 02/15/31	314	277,646
4.95%, 04/15/33(a)	300	303,567
4.70%, 10/15/34	425	417,547
Mondelez International, Inc.
2.63%, 03/17/27	545	537,101
4.25%, 05/06/28	442	444,175
4.13%, 05/07/28(a)	260	260,588
4.75%, 02/20/29	275	280,435
2.75%, 04/13/30(a)	459	432,617
4.50%, 05/06/30	150	151,414
1.50%, 02/04/31	240	209,790
3.00%, 03/17/32	500	458,892
1.88%, 10/15/32(a)	413	355,225
4.75%, 08/28/34	325	323,123
5.13%, 05/06/35(a)	350	357,483
Pilgrim’s Pride Corp.
4.25%, 04/15/31	600	584,995
3.50%, 03/01/32	584	540,636
6.25%, 07/01/33	550	587,724
6.88%, 05/15/34	400	442,150
Sysco Corp.
3.25%, 07/15/27	549	544,464
5.75%, 01/17/29	200	209,113
2.40%, 02/15/30	348	324,341
5.95%, 04/01/30	781	826,493
5.10%, 09/23/30	495	510,210
2.45%, 12/14/31	329	295,150
6.00%, 01/17/34	200	215,530
5.40%, 03/23/35	325	335,842
5.38%, 09/21/35	300	308,977
Security	Par (000)	Value
Food Products (continued)
The Campbell’s Co.
5.20%, 03/19/27	$275	$ 278,479
4.15%, 03/15/28	600	600,644
5.20%, 03/21/29	275	282,024
2.38%, 04/24/30	359	329,912
5.40%, 03/21/34	625	633,784
4.75%, 03/23/35(a)	588	563,602
Tyson Foods, Inc.
3.55%, 06/02/27	861	855,915
4.35%, 03/01/29	700	703,071
5.40%, 03/15/29	475	491,623
5.70%, 03/15/34	529	556,744
4.88%, 08/15/34	350	348,189
		48,773,068
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	298	296,292
Canadian National Railway Co.
6.90%, 07/15/28	250	267,210
4.20%, 03/12/31	175	174,291
3.85%, 08/05/32	450	436,201
5.85%, 11/01/33	180	194,251
6.25%, 08/01/34	401	441,741
4.38%, 09/18/34	603	592,239
4.75%, 11/12/35(a)	175	174,889
Canadian Pacific Railway Co.
4.00%, 06/01/28	300	300,362
2.88%, 11/15/29	407	390,987
2.05%, 03/05/30	179	164,814
4.80%, 03/30/30	400	409,013
7.13%, 10/15/31	163	184,466
2.45%, 12/02/31	972	873,649
5.20%, 03/30/35	400	411,048
4.80%, 09/15/35	200	199,434
CSX Corp.
3.25%, 06/01/27(a)	639	634,390
3.80%, 03/01/28	457	456,652
4.25%, 03/15/29	776	783,015
2.40%, 02/15/30	329	307,735
4.10%, 11/15/32(a)	650	639,947
5.20%, 11/15/33(a)	300	311,507
5.05%, 06/15/35	575	584,422
JB Hunt Transport Services, Inc., 4.90%, 03/15/30(a)	416	425,254
Kirby Corp., 4.20%, 03/01/28	250	250,557
Norfolk Southern Corp.
7.80%, 05/15/27	260	272,642
3.15%, 06/01/27	249	246,633
3.80%, 08/01/28	446	444,595
2.55%, 11/01/29	107	101,467
5.05%, 08/01/30	440	454,636
2.30%, 05/15/31	372	336,673
3.00%, 03/15/32	174	160,587
4.45%, 03/01/33	314	312,112
5.55%, 03/15/34	250	262,982
5.10%, 05/01/35	350	357,393
Union Pacific Corp.
2.15%, 02/05/27	367	361,061
3.00%, 04/15/27	367	363,767
3.95%, 09/10/28	629	630,423
6.63%, 02/01/29(a)	288	310,397
3.70%, 03/01/29	562	558,225
2.40%, 02/05/30	400	374,716
2.38%, 05/20/31	533	487,615
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
2.80%, 02/14/32(a)	$800	$ 736,068
4.50%, 01/20/33	662	666,849
3.38%, 02/01/35	355	319,544
5.10%, 02/20/35(a)	500	514,214
		18,176,965
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
1.15%, 01/30/28	338	321,980
1.40%, 06/30/30	366	327,792
Agilent Technologies, Inc.
4.20%, 09/09/27	483	485,224
2.75%, 09/15/29	534	510,587
2.10%, 06/04/30	360	329,204
2.30%, 03/12/31	580	525,623
4.75%, 09/09/34	325	323,985
Baxter International, Inc.
1.92%, 02/01/27	352	344,735
2.27%, 12/01/28	780	738,733
4.45%, 02/15/29	105	105,303
3.95%, 04/01/30(a)	413	403,637
4.90%, 12/15/30	415	417,863
1.73%, 04/01/31	400	343,848
2.54%, 02/01/32	940	820,841
5.65%, 12/15/35(a)	650	654,853
Boston Scientific Corp.
4.00%, 03/01/28	200	200,568
2.65%, 06/01/30	771	724,671
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	450	418,687
DH Europe Finance II SARL, 2.60%, 11/15/29	366	347,586
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	402,708
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	1,000	1,028,105
4.15%, 12/15/28	225	225,646
4.80%, 08/14/29	785	800,988
5.86%, 03/15/30	750	791,471
4.80%, 01/15/31	450	456,943
5.91%, 11/22/32	1,000	1,072,740
5.50%, 06/15/35	562	579,909
4.95%, 12/15/35	440	435,680
Medtronic Global Holdings SCA
4.25%, 03/30/28	650	654,983
4.50%, 03/30/33	705	704,186
Medtronic, Inc., 4.38%, 03/15/35	1,238	1,211,845
Revvity, Inc.
1.90%, 09/15/28	330	311,401
3.30%, 09/15/29	529	510,807
2.55%, 03/15/31	200	181,476
2.25%, 09/15/31	368	324,806
Smith & Nephew PLC
5.15%, 03/20/27	40	40,449
2.03%, 10/14/30	560	503,473
5.40%, 03/20/34	390	401,067
Solventum Corp.
5.45%, 02/25/27	141	143,002
5.40%, 03/01/29(a)	614	636,125
5.45%, 03/13/31	650	678,017
5.60%, 03/23/34	1,084	1,126,686
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	484	447,009
Stryker Corp.
4.55%, 02/10/27	400	402,864
4.70%, 02/10/28	400	406,057
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Stryker Corp. (continued)
3.65%, 03/07/28	$350	$ 348,474
4.85%, 12/08/28	200	204,894
4.25%, 09/11/29	500	502,932
4.85%, 02/10/30	400	410,411
1.95%, 06/15/30	660	600,333
4.63%, 09/11/34	496	491,296
5.20%, 02/10/35	654	669,663
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27(a)	387	393,610
1.75%, 10/15/28	575	543,695
5.00%, 01/31/29(a)	456	469,613
2.60%, 10/01/29	680	647,406
4.98%, 08/10/30	520	537,247
4.20%, 03/01/31	260	259,260
2.00%, 10/15/31(a)	863	768,839
4.47%, 10/07/32	300	300,426
4.95%, 11/21/32	482	496,356
5.09%, 08/10/33	683	705,682
5.20%, 01/31/34(a)	250	259,295
4.79%, 10/07/35	500	497,757
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	225	226,872
5.35%, 12/01/28	250	258,462
5.05%, 02/19/30	225	231,660
2.60%, 11/24/31	561	506,464
5.20%, 09/15/34	625	634,750
5.50%, 02/19/35	225	231,999
		34,021,559
Health Care Providers & Services — 2.4%
Adventist Health System(a)
5.43%, 03/01/32	200	205,001
5.76%, 12/01/34	300	310,825
Adventist Health System/West, Series 2025, 4.74%, 12/01/30	165	165,101
Ascension Health
Series 2025, 4.08%, 11/15/28	100	100,483
Series 2025, 4.29%, 11/15/30	330	330,212
Series 2025, 4.92%, 11/15/35	250	249,903
Series B, 2.53%, 11/15/29	797	756,071
Banner Health, 2.34%, 01/01/30	500	466,186
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	51,001
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	126,672
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	117,073
Centene Corp.
4.25%, 12/15/27	1,612	1,602,856
2.45%, 07/15/28	1,318	1,239,800
4.63%, 12/15/29	2,258	2,201,001
3.38%, 02/15/30	1,332	1,229,148
3.00%, 10/15/30	1,230	1,101,187
2.50%, 03/01/31	1,432	1,238,083
2.63%, 08/01/31	846	726,866
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	100,305
Cigna Group
3.40%, 03/01/27	898	893,099
3.05%, 10/15/27	179	176,602
4.38%, 10/15/28	2,569	2,589,829
5.00%, 05/15/29	600	616,171
2.40%, 03/15/30	807	750,925
4.50%, 09/15/30	675	679,083

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cigna Group (continued)
2.38%, 03/15/31	$940	$ 851,796
5.13%, 05/15/31	500	515,807
4.88%, 09/15/32	775	784,067
5.40%, 03/15/33(a)	490	509,182
5.25%, 02/15/34	750	767,864
5.25%, 01/15/36	975	988,025
CommonSpirit Health
3.35%, 10/01/29	588	569,206
4.35%, 09/01/30	475	472,635
2.78%, 10/01/30	930	865,602
5.21%, 12/01/31	500	515,779
5.32%, 12/01/34	450	457,045
4.83%, 09/01/35	200	196,521
4.98%, 09/01/35	390	384,268
Elevance Health, Inc.
3.65%, 12/01/27	1,122	1,116,760
4.10%, 03/01/28	754	755,172
4.00%, 09/15/28	375	374,629
5.15%, 06/15/29	360	370,987
2.88%, 09/15/29(a)	550	525,368
4.75%, 02/15/30(a)	355	361,370
2.25%, 05/15/30	626	574,881
2.55%, 03/15/31	442	403,405
4.95%, 11/01/31	500	509,712
4.10%, 05/15/32	358	347,288
4.60%, 09/15/32	675	672,854
5.50%, 10/15/32	400	418,572
4.75%, 02/15/33	600	599,587
5.38%, 06/15/34(a)	634	651,246
5.95%, 12/15/34	400	425,450
5.20%, 02/15/35	590	598,478
5.00%, 01/15/36	675	669,163
HCA, Inc.
4.50%, 02/15/27	384	384,838
3.13%, 03/15/27	834	826,177
5.00%, 03/01/28	475	483,794
5.20%, 06/01/28(a)	653	668,984
5.63%, 09/01/28	980	1,009,777
5.88%, 02/01/29	600	624,568
3.38%, 03/15/29	326	318,524
4.13%, 06/15/29	1,480	1,476,791
5.25%, 03/01/30	320	330,184
3.50%, 09/01/30	1,616	1,553,922
4.30%, 11/15/30	350	348,096
5.45%, 04/01/31	1,286	1,336,927
2.38%, 07/15/31	509	455,640
5.50%, 03/01/32	515	536,717
3.63%, 03/15/32	1,305	1,230,928
4.60%, 11/15/32	555	549,569
5.50%, 06/01/33	980	1,016,784
5.60%, 04/01/34	672	697,861
5.45%, 09/15/34	919	942,790
5.75%, 03/01/35(a)	925	967,020
4.90%, 11/15/35	485	476,192
Humana, Inc.
1.35%, 02/03/27	633	616,491
3.95%, 03/15/27	350	349,147
5.75%, 03/01/28	115	118,269
5.75%, 12/01/28(a)	100	103,678
3.70%, 03/23/29	410	401,483
3.13%, 08/15/29	413	395,238
4.88%, 04/01/30	290	292,160
Security	Par (000)	Value
Health Care Providers & Services (continued)
Humana, Inc. (continued)
5.38%, 04/15/31	$905	$ 927,154
2.15%, 02/03/32(a)	684	590,284
5.88%, 03/01/33	450	465,827
5.95%, 03/15/34	496	512,545
5.55%, 05/01/35	508	509,084
Icon Investments Six DAC
5.81%, 05/08/27	350	356,502
5.85%, 05/08/29	500	520,805
6.00%, 05/08/34	400	420,024
IQVIA, Inc.
5.70%, 05/15/28	350	360,708
6.25%, 02/01/29	671	706,105
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	673,691
Laboratory Corp. of America Holdings
3.60%, 09/01/27	413	410,919
2.95%, 12/01/29	400	382,189
4.35%, 04/01/30	375	375,233
2.70%, 06/01/31	256	234,939
4.55%, 04/01/32	375	374,066
4.80%, 10/01/34	575	567,257
Orlando Health Obligated Group, 5.48%, 10/01/35	200	208,884
PeaceHealth Obligated Group
4.34%, 11/15/28	55	55,291
4.86%, 11/15/32	270	272,126
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	200	206,529
5.40%, 10/01/33	300	308,500
Series 19A, 2.53%, 10/01/29	743	698,352
Quest Diagnostics, Inc.
4.60%, 12/15/27	165	166,886
4.20%, 06/30/29	363	364,348
4.63%, 12/15/29	475	482,542
2.95%, 06/30/30(a)	550	520,966
2.80%, 06/30/31	329	303,244
6.40%, 11/30/33	300	330,457
5.00%, 12/15/34(a)	633	637,994
SSM Health Care Corp., 4.89%, 06/01/28	250	253,665
Stanford Health Care, Series 2020, 3.31%, 08/15/30	250	240,922
Sutter Health
Series 2025, 5.21%, 08/15/32	105	108,706
Series 2025, 5.54%, 08/15/35	315	328,250
Series 20A, 2.29%, 08/15/30	517	474,558
UnitedHealth Group, Inc.
3.38%, 04/15/27(a)	327	325,032
4.60%, 04/15/27	220	221,858
3.70%, 05/15/27	350	349,257
2.95%, 10/15/27	554	546,229
5.25%, 02/15/28	525	538,233
3.85%, 06/15/28	629	627,377
4.40%, 06/15/28	780	787,916
3.88%, 12/15/28(a)	500	499,244
4.25%, 01/15/29	1,064	1,070,821
4.70%, 04/15/29	295	300,755
4.00%, 05/15/29	750	749,001
2.88%, 08/15/29	716	687,994
4.80%, 01/15/30	775	792,545
5.30%, 02/15/30	800	833,248
2.00%, 05/15/30	736	671,826
4.65%, 01/15/31	450	455,610
4.90%, 04/15/31	575	589,011
2.30%, 05/15/31	1,048	945,037
4.95%, 01/15/32	864	883,991
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
4.20%, 05/15/32	$950	$ 934,247
5.35%, 02/15/33	1,008	1,047,407
4.50%, 04/15/33	1,024	1,010,467
5.00%, 04/15/34	775	782,131
5.15%, 07/15/34	1,300	1,325,535
5.30%, 06/15/35(a)	610	627,699
4.63%, 07/15/35	1,000	978,884
Universal Health Services, Inc.
4.63%, 10/15/29	325	326,846
2.65%, 10/15/30	550	501,492
2.65%, 01/15/32	295	260,693
5.05%, 10/15/34	340	332,833
UPMC, 5.04%, 05/15/33	614	625,041
		88,766,563
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28	276	275,329
4.50%, 07/30/29	300	301,589
2.75%, 12/15/29	286	269,595
4.70%, 07/01/30	294	296,482
4.90%, 12/15/30	450	457,155
3.38%, 08/15/31	479	448,683
2.00%, 05/18/32	600	509,199
1.88%, 02/01/33	583	478,659
2.95%, 03/15/34	522	448,660
4.75%, 04/15/35	296	285,676
5.50%, 10/01/35(a)	300	305,125
DOC Dr. LLC
4.30%, 03/15/27	290	290,589
3.95%, 01/15/28	254	253,541
2.63%, 11/01/31	413	371,157
Healthcare Realty Holdings LP
3.75%, 07/01/27	312	310,358
3.10%, 02/15/30	579	549,304
2.00%, 03/15/31	400	351,618
Healthpeak OP LLC
1.35%, 02/01/27	213	207,608
2.13%, 12/01/28	250	236,884
3.50%, 07/15/29	531	517,787
3.00%, 01/15/30	438	415,603
2.88%, 01/15/31	400	371,412
5.25%, 12/15/32	330	338,245
4.75%, 01/15/33	325	323,327
5.38%, 02/15/35(a)	399	405,768
National Health Investors, Inc.
3.00%, 02/01/31	350	318,915
5.35%, 02/01/33	120	120,091
Omega Healthcare Investors, Inc.
4.50%, 04/01/27(a)	425	426,138
4.75%, 01/15/28	413	416,514
3.63%, 10/01/29	356	345,199
5.20%, 07/01/30	175	178,084
3.38%, 02/01/31	582	544,679
3.25%, 04/15/33(a)	400	355,046
Sabra Health Care LP
3.90%, 10/15/29(a)	129	126,280
3.20%, 12/01/31	513	469,625
Ventas Realty LP
3.85%, 04/01/27	268	267,457
4.00%, 03/01/28	575	574,654
4.40%, 01/15/29	500	502,780
Security	Par (000)	Value
Health Care REITs (continued)
Ventas Realty LP (continued)
3.00%, 01/15/30	$575	$ 547,172
4.75%, 11/15/30	279	282,639
2.50%, 09/01/31	321	288,705
5.10%, 07/15/32	300	308,717
5.63%, 07/01/34	175	182,468
5.00%, 01/15/35	375	374,134
5.00%, 02/15/36	240	237,395
Welltower OP LLC
2.70%, 02/15/27	380	375,587
4.25%, 04/15/28	450	453,054
2.05%, 01/15/29	412	390,098
4.13%, 03/15/29	229	229,592
3.10%, 01/15/30	307	294,341
4.50%, 07/01/30	650	656,171
2.75%, 01/15/31	495	460,409
2.80%, 06/01/31	570	527,428
2.75%, 01/15/32	413	375,934
3.85%, 06/15/32	231	223,130
5.13%, 07/01/35(a)	750	761,511
		20,633,300
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc.
3.70%, 12/01/29	280	273,115
3.70%, 01/15/31(a)	300	287,294
5.85%, 08/01/34	400	409,382
Darden Restaurants, Inc.
3.85%, 05/01/27	250	249,451
4.35%, 10/15/27	200	201,062
4.55%, 10/15/29	200	201,929
6.30%, 10/10/33	250	271,576
Hyatt Hotels Corp.
5.05%, 03/30/28	175	178,303
4.38%, 09/15/28	229	229,794
5.25%, 06/30/29	321	330,816
5.75%, 04/23/30	413	431,842
5.38%, 12/15/31	260	267,668
5.75%, 03/30/32	275	287,980
5.50%, 06/30/34	250	257,734
5.40%, 12/15/35	250	250,460
Las Vegas Sands Corp.
5.90%, 06/01/27	421	428,742
5.63%, 06/15/28	543	555,835
3.90%, 08/08/29	500	487,251
6.00%, 08/15/29	345	359,806
6.00%, 06/14/30	150	156,507
6.20%, 08/15/34(a)	285	297,224
Marriott International, Inc.
4.20%, 07/15/27	110	110,360
5.00%, 10/15/27	434	440,927
5.55%, 10/15/28	542	562,478
4.90%, 04/15/29	490	500,880
4.88%, 05/15/29	194	198,313
4.80%, 03/15/30	418	426,584
4.50%, 10/15/31(a)	175	175,298
5.10%, 04/15/32(a)	345	354,756
5.30%, 05/15/34	630	646,554
5.35%, 03/15/35	728	746,229
5.25%, 10/15/35	375	379,903
Series AA, 4.65%, 12/01/28	150	152,455
Series FF, 4.63%, 06/15/30	829	839,798
Series GG, 3.50%, 10/15/32	676	630,802

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. (continued)
Series HH, 2.85%, 04/15/31	$702	$ 651,155
Series II, 2.75%, 10/15/33	444	386,964
Series X, 4.00%, 04/15/28	431	430,727
McDonald’s Corp.
3.50%, 03/01/27	548	546,100
3.50%, 07/01/27	628	625,345
3.80%, 04/01/28	677	676,480
4.80%, 08/14/28	450	459,208
5.00%, 05/17/29	200	205,754
2.63%, 09/01/29	573	546,878
2.13%, 03/01/30	450	416,257
4.60%, 05/15/30	450	457,789
3.60%, 07/01/30(a)	574	562,901
4.40%, 02/12/31	225	226,435
4.60%, 09/09/32	400	406,494
4.95%, 08/14/33(a)	375	385,108
5.20%, 05/17/34	400	414,157
4.95%, 03/03/35(a)	622	627,814
4.70%, 12/09/35	500	496,150
5.00%, 02/13/36	225	226,668
Sands China Ltd.
2.30%, 03/08/27	400	390,720
5.40%, 08/08/28	1,250	1,274,704
2.85%, 03/08/29	400	381,003
4.38%, 06/18/30	400	393,443
3.25%, 08/08/31	400	370,008
Starbucks Corp.
4.85%, 02/08/27	610	615,473
2.00%, 03/12/27	300	293,870
3.50%, 03/01/28	350	346,748
4.50%, 05/15/28	434	438,553
4.00%, 11/15/28	413	413,318
3.55%, 08/15/29(a)	610	599,438
2.25%, 03/12/30	457	422,613
4.80%, 05/15/30	150	153,126
2.55%, 11/15/30	860	796,701
4.90%, 02/15/31	400	411,036
3.00%, 02/14/32	628	580,067
4.80%, 02/15/33	300	303,215
5.00%, 02/15/34	400	407,273
5.40%, 05/15/35(a)	350	362,798
		30,281,599
Household Durables — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	379	363,449
4.85%, 10/15/30	330	337,606
5.00%, 10/15/34(a)	450	453,675
5.50%, 10/15/35	400	414,014
Leggett & Platt, Inc.
3.50%, 11/15/27	250	246,467
4.40%, 03/15/29	279	276,070
Lennar Corp.
5.00%, 06/15/27	218	219,575
4.75%, 11/29/27	309	312,047
5.20%, 07/30/30	450	463,686
Meritage Homes Corp., 5.65%, 03/15/35	314	319,796
NVR, Inc., 3.00%, 05/15/30	500	475,058
PulteGroup, Inc.
7.88%, 06/15/32	200	234,334
Security	Par (000)	Value
Household Durables (continued)
PulteGroup, Inc. (continued)
6.38%, 05/15/33(a)	$100	$ 109,548
Sekisui House U.S., Inc.
3.85%, 01/15/30	200	192,853
2.50%, 01/15/31	130	116,229
Toll Brothers Finance Corp.
4.88%, 03/15/27	225	226,550
4.35%, 02/15/28(a)	225	226,229
3.80%, 11/01/29	225	221,566
5.60%, 06/15/35(a)	300	311,681
		5,520,433
Household Products — 0.1%
Avery Dennison Corp.
4.88%, 12/06/28	350	356,611
2.65%, 04/30/30	250	233,590
2.25%, 02/15/32	363	319,774
5.75%, 03/15/33	270	285,531
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	247,161
2.30%, 12/15/31	229	204,178
5.60%, 11/15/32	318	337,965
Clorox Co.
3.10%, 10/01/27	249	245,851
3.90%, 05/15/28	264	263,733
4.40%, 05/01/29	302	304,955
1.80%, 05/15/30(a)	350	316,048
4.60%, 05/01/32	400	402,297
Kimberly-Clark Corp.
1.05%, 09/15/27	150	143,929
3.95%, 11/01/28	400	400,516
3.20%, 04/25/29	350	342,193
3.10%, 03/26/30	500	480,476
2.00%, 11/02/31(a)	375	336,084
4.50%, 02/16/33	244	246,295
		5,467,187
Industrial Conglomerates — 0.3%
3M Co.
2.88%, 10/15/27	554	544,704
3.63%, 09/14/28	496	492,327
3.38%, 03/01/29	551	540,484
2.38%, 08/26/29	516	487,241
4.80%, 03/15/30	225	229,698
3.05%, 04/15/30	350	334,486
5.15%, 03/15/35	325	331,755
Eaton Corp.
3.10%, 09/15/27	272	269,146
4.35%, 05/18/28	242	244,528
4.00%, 11/02/32	324	317,303
4.15%, 03/15/33	978	960,599
Parker-Hannifin Corp.
3.25%, 03/01/27	482	478,907
4.25%, 09/15/27	614	617,465
3.25%, 06/14/29	859	836,838
4.50%, 09/15/29	332	336,548
4.20%, 11/21/34(a)	422	408,886
Pentair Finance SARL(a)
4.50%, 07/01/29	256	257,139
5.90%, 07/15/32	322	341,374
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates (continued)
Teledyne Technologies, Inc.
2.25%, 04/01/28	$602	$ 580,777
2.75%, 04/01/31	829	768,121
Textron, Inc.
3.65%, 03/15/27	262	260,777
3.38%, 03/01/28	300	295,965
3.90%, 09/17/29	200	197,886
3.00%, 06/01/30	329	311,788
2.45%, 03/15/31	177	160,514
6.10%, 11/15/33	210	225,622
5.50%, 05/15/35	440	454,343
4.95%, 03/15/36	75	74,154
		11,359,375
Insurance — 2.2%
Aegon Ltd., (6-mo. SOFR US + 3.97%), 5.50%, 04/11/48(b)	500	506,711
Aflac, Inc., 3.60%, 04/01/30	716	703,558
Alleghany Corp., 3.63%, 05/15/30	405	396,558
Allstate Corp.
5.05%, 06/24/29	250	257,725
1.45%, 12/15/30	393	343,833
5.25%, 03/30/33	450	465,259
5.35%, 06/01/33	200	207,904
5.55%, 05/09/35	350	365,976
American Financial Group, Inc., 5.00%, 09/23/35	300	293,596
American International Group, Inc.
4.85%, 05/07/30	437	447,779
3.40%, 06/30/30	252	243,765
5.13%, 03/27/33	590	604,553
3.88%, 01/15/35	384	357,679
5.45%, 05/07/35(a)	410	424,912
American National Group, Inc.
5.00%, 06/15/27	200	201,493
5.75%, 10/01/29	450	465,665
6.00%, 07/15/35	500	503,462
Aon Corp.
4.50%, 12/15/28	429	434,706
3.75%, 05/02/29	575	569,201
2.80%, 05/15/30	745	702,856
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	444,053
2.05%, 08/23/31	295	260,956
2.60%, 12/02/31	286	258,409
5.00%, 09/12/32	300	307,210
5.35%, 02/28/33	400	414,728
Aon North America, Inc.
5.13%, 03/01/27	390	394,764
5.15%, 03/01/29	789	812,572
5.30%, 03/01/31	478	497,635
5.45%, 03/01/34	1,052	1,092,490
Arch Capital Group Ltd., 7.35%, 05/01/34	200	231,242
Arthur J Gallagher & Co.
4.60%, 12/15/27	385	389,612
4.85%, 12/15/29	515	526,946
2.40%, 11/09/31	285	254,446
5.00%, 02/15/32	215	219,543
5.50%, 03/02/33	235	243,872
6.50%, 02/15/34	275	302,470
5.45%, 07/15/34	350	361,152
5.15%, 02/15/35	975	981,740
Security	Par (000)	Value
Insurance (continued)
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	$200	$ 208,728
Assurant, Inc.
4.90%, 03/27/28(a)	200	202,298
3.70%, 02/22/30	250	242,628
2.65%, 01/15/32	243	215,591
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	350	329,043
Athene Holding Ltd.
4.13%, 01/12/28	800	799,991
6.15%, 04/03/30(a)	373	395,176
3.50%, 01/15/31	454	430,564
6.65%, 02/01/33	300	325,105
5.88%, 01/15/34(a)	400	414,885
(5-year CMT + 2.61%), 6.63%, 10/15/54(a)(b)	400	400,565
AXA SA, 8.60%, 12/15/30	500	585,707
AXIS Specialty Finance LLC
3.90%, 07/15/29	300	297,187
(5-year CMT + 3.19%), 4.90%, 01/15/40(b)	280	272,546
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	199,658
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	437	430,459
1.85%, 03/12/30	413	380,035
1.45%, 10/15/30(a)	495	442,623
2.88%, 03/15/32	758	706,612
Brighthouse Financial, Inc.
3.70%, 06/22/27	400	395,902
5.63%, 05/15/30(a)	429	436,493
Brown & Brown, Inc.
4.70%, 06/23/28	275	278,610
4.50%, 03/15/29(a)	268	269,765
4.90%, 06/23/30(a)	525	532,010
2.38%, 03/15/31	495	444,424
4.20%, 03/17/32	458	442,851
5.25%, 06/23/32	375	382,310
5.65%, 06/11/34	300	308,845
5.55%, 06/23/35	649	663,447
Chubb INA Holdings LLC
4.65%, 08/15/29	450	460,298
1.38%, 09/15/30	774	683,062
5.00%, 03/15/34	1,160	1,182,639
4.90%, 08/15/35	850	850,577
Cincinnati Financial Corp.
6.92%, 05/15/28	256	272,056
6.13%, 11/01/34	200	214,096
CNA Financial Corp.
3.45%, 08/15/27	266	263,581
3.90%, 05/01/29	413	410,321
2.05%, 08/15/30	266	240,709
5.50%, 06/15/33	400	414,762
5.13%, 02/15/34	397	399,218
5.20%, 08/15/35	400	400,981
CNO Financial Group, Inc.
5.25%, 05/30/29(a)	300	305,275
6.45%, 06/15/34	450	475,678
Corebridge Financial, Inc.
3.65%, 04/05/27	891	887,103
3.85%, 04/05/29	925	915,119
3.90%, 04/05/32	1,075	1,023,239
6.05%, 09/15/33	350	374,069
5.75%, 01/15/34	650	678,910

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Corebridge Financial, Inc. (continued)
(5-year CMT + 3.85%), 6.88%, 12/15/52(b)	$650	$ 667,191
Enstar Group Ltd.
4.95%, 06/01/29	300	303,349
3.10%, 09/01/31	373	334,666
Equitable Holdings, Inc.
4.35%, 04/20/28	885	889,982
5.59%, 01/11/33(a)	484	504,895
Essent Group Ltd., 6.25%, 07/01/29	225	235,336
F&G Annuities & Life, Inc.
7.40%, 01/13/28	300	313,355
6.50%, 06/04/29	350	363,746
6.25%, 10/04/34(a)	350	352,942
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	304,208
4.63%, 04/29/30	429	431,551
3.38%, 03/03/31	300	283,527
5.63%, 08/16/32	500	521,940
6.00%, 12/07/33	450	477,116
5.75%, 05/20/35	300	312,089
Fidelity National Financial, Inc.
4.50%, 08/15/28	256	257,847
3.40%, 06/15/30	355	338,630
2.45%, 03/15/31	428	383,058
First American Financial Corp.
4.00%, 05/15/30(a)	430	416,651
2.40%, 08/15/31	442	386,964
5.45%, 09/30/34	225	226,123
Globe Life, Inc.
4.55%, 09/15/28(a)	350	353,584
2.15%, 08/15/30	279	253,077
4.80%, 06/15/32	260	261,794
5.85%, 09/15/34	175	183,614
Hanover Insurance Group, Inc.
2.50%, 09/01/30	213	194,547
5.50%, 09/01/35	350	354,625
Hartford Insurance Group, Inc., 2.80%, 08/19/29	413	396,299
Horace Mann Educators Corp.
7.25%, 09/15/28	50	53,492
4.70%, 10/01/30	275	274,008
Jackson Financial, Inc.
5.17%, 06/08/27	200	202,658
3.13%, 11/23/31(a)	379	344,786
5.67%, 06/08/32	190	196,570
Kemper Corp.
2.40%, 09/30/30(a)	250	223,339
3.80%, 02/23/32	326	302,238
Lincoln National Corp.
3.80%, 03/01/28	275	273,518
3.05%, 01/15/30(a)	254	242,065
3.40%, 01/15/31	376	356,878
3.40%, 03/01/32	200	184,958
5.85%, 03/15/34	225	234,767
5.35%, 11/15/35	350	349,972
Loews Corp.
3.20%, 05/15/30(a)	349	334,581
6.00%, 02/01/35	100	107,524
Manulife Financial Corp.
2.48%, 05/19/27	179	175,907
3.70%, 03/16/32	573	548,562
4.99%, 12/11/35	625	623,938
(5-year USD SOFR ICE Swap + 1.65%), 4.06%, 02/24/32(b)	413	412,105
Security	Par (000)	Value
Insurance (continued)
Markel Group, Inc., 3.35%, 09/17/29	$393	$ 380,623
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27	525	531,035
4.38%, 03/15/29	1,071	1,081,438
4.65%, 03/15/30	700	712,648
2.25%, 11/15/30	560	510,967
4.85%, 11/15/31	600	614,318
2.38%, 12/15/31	250	224,439
5.75%, 11/01/32	374	399,244
5.88%, 08/01/33	300	324,969
5.40%, 09/15/33	400	418,264
5.15%, 03/15/34	200	205,731
5.00%, 03/15/35	1,215	1,226,233
Mercury General Corp., 4.40%, 03/15/27	50	49,990
MetLife, Inc.
4.55%, 03/23/30(a)	629	640,934
6.50%, 12/15/32	400	446,326
5.38%, 07/15/33	512	537,128
6.38%, 06/15/34	652	724,136
5.30%, 12/15/34(a)	594	615,568
5.70%, 06/15/35	666	708,848
Series G, (5-year CMT + 2.08%), 6.35%, 03/15/55(b)	570	597,878
NMI Holdings, Inc., 6.00%, 08/15/29	275	285,126
Old Republic International Corp., 5.75%, 03/28/34	200	207,457
PartnerRe Finance B LLC
3.70%, 07/02/29	268	262,130
(5-year CMT + 3.82%), 4.50%, 10/01/50(b)	354	335,447
Primerica, Inc., 2.80%, 11/19/31	424	385,484
Principal Financial Group, Inc.
3.70%, 05/15/29	289	285,059
2.13%, 06/15/30	429	391,144
5.38%, 03/15/33	200	207,314
Progressive Corp.
2.50%, 03/15/27	346	341,069
4.00%, 03/01/29	481	481,941
6.63%, 03/01/29	257	276,388
3.20%, 03/26/30	350	338,124
3.00%, 03/15/32	246	226,740
6.25%, 12/01/32	186	204,751
4.95%, 06/15/33	410	419,112
Prudential Financial, Inc.
3.88%, 03/27/28	377	377,439
2.10%, 03/10/30(a)	453	420,544
5.75%, 07/15/33	250	268,949
5.20%, 03/14/35	625	637,549
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(b)	450	444,551
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(b)	829	838,000
(5-year CMT + 2.85%), 6.75%, 03/01/53(b)	700	747,704
(5-year CMT + 3.04%), 3.70%, 10/01/50(b)	643	599,579
(5-year CMT + 3.16%), 5.13%, 03/01/52(b)	713	704,394
(5-year CMT + 3.23%), 6.00%, 09/01/52(b)	666	687,854
Prudential Funding Asia PLC
3.13%, 04/14/30	823	788,031
3.63%, 03/24/32(a)	273	260,968
Reinsurance Group of America, Inc.
3.90%, 05/15/29(a)	593	588,247
3.15%, 06/15/30	550	521,249
6.00%, 09/15/33	200	212,715
5.75%, 09/15/34	450	468,017
(5-year CMT + 2.39%), 6.65%, 09/15/55(b)	400	412,572
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	294,023
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
RenaissanceRe Holdings Ltd. (continued)
5.75%, 06/05/33	$490	$ 511,750
5.80%, 04/01/35	275	286,508
Selective Insurance Group, Inc., 5.90%, 04/15/35	200	209,090
SiriusPoint Ltd., 7.00%, 04/05/29	200	211,790
Stewart Information Services Corp., 3.60%, 11/15/31	280	252,802
Travelers Cos., Inc., 5.05%, 07/24/35(a)	320	324,022
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	280,092
Unum Group
4.00%, 06/15/29	179	177,293
5.25%, 12/15/35	150	148,724
Willis North America, Inc.
4.65%, 06/15/27	631	635,988
4.50%, 09/15/28	505	509,113
2.95%, 09/15/29	450	429,728
4.55%, 03/15/31(a)	375	374,587
5.35%, 05/15/33	460	472,806
5.15%, 03/15/36	225	224,254
		84,040,289
Interactive Media & Services — 0.9%
Alphabet, Inc.
0.80%, 08/15/27	261	250,524
3.88%, 11/15/28	235	236,035
4.00%, 05/15/30	645	645,222
1.10%, 08/15/30	1,426	1,257,890
4.10%, 11/15/30	1,600	1,601,820
4.38%, 11/15/32	810	812,211
4.50%, 05/15/35	975	965,676
4.70%, 11/15/35	2,175	2,164,216
Baidu, Inc.
3.63%, 07/06/27	200	199,070
4.38%, 03/29/28	350	352,534
4.88%, 11/14/28	200	204,284
3.43%, 04/07/30(a)	300	290,939
2.38%, 10/09/30(a)	200	184,478
2.38%, 08/23/31(a)	350	317,290
Meta Platforms, Inc.
3.50%, 08/15/27	1,874	1,870,946
4.60%, 05/15/28	840	855,289
4.30%, 08/15/29	620	626,874
4.80%, 05/15/30	602	618,296
4.20%, 11/15/30	2,550	2,545,097
4.55%, 08/15/31	625	633,170
3.85%, 08/15/32	1,806	1,744,999
4.60%, 11/15/32	2,550	2,554,794
4.95%, 05/15/33	1,040	1,059,165
4.75%, 08/15/34(a)	1,633	1,629,904
4.88%, 11/15/35	4,115	4,065,977
Netflix, Inc.
4.88%, 04/15/28	914	932,694
5.88%, 11/15/28	1,300	1,363,720
6.38%, 05/15/29	500	534,708
4.90%, 08/15/34(a)	858	871,166
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	226,575
Weibo Corp., 3.38%, 07/08/30	300	285,362
		31,900,925
Internet Software & Services — 1.0%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(a)	1,628	1,613,815
4.88%, 05/26/30(a)	400	410,900
Security	Par (000)	Value
Internet Software & Services (continued)
Alibaba Group Holding Ltd. (continued)
2.13%, 02/09/31	$900	$ 817,384
4.50%, 11/28/34	400	393,569
5.25%, 05/26/35(a)	700	725,222
Amazon.com, Inc.
3.30%, 04/13/27	884	880,587
1.20%, 06/03/27	965	935,917
3.15%, 08/22/27	2,057	2,042,838
4.55%, 12/01/27	1,464	1,488,448
1.65%, 05/12/28	1,443	1,379,544
3.90%, 11/20/28	1,510	1,515,224
3.45%, 04/13/29	1,002	991,667
4.65%, 12/01/29	898	921,398
1.50%, 06/03/30	1,165	1,049,515
4.10%, 11/20/30	1,600	1,600,502
2.10%, 05/12/31	1,797	1,621,546
3.60%, 04/13/32	1,576	1,524,673
4.70%, 12/01/32	1,450	1,487,808
4.35%, 03/20/33	930	924,685
4.80%, 12/05/34(a)	690	707,189
4.65%, 11/20/35	2,250	2,227,251
AppLovin Corp.
5.13%, 12/01/29	750	769,251
5.38%, 12/01/31	490	506,445
5.50%, 12/01/34	625	640,341
Booking Holdings, Inc., 3.55%, 03/15/28	350	347,049
eBay, Inc.
3.60%, 06/05/27	613	609,951
5.95%, 11/22/27	200	206,596
4.25%, 03/06/29	200	200,804
2.70%, 03/11/30	685	644,122
2.60%, 05/10/31	518	473,082
6.30%, 11/22/32	278	304,062
5.13%, 11/06/35(a)	275	274,772
Expedia Group, Inc.
4.63%, 08/01/27	500	503,636
3.80%, 02/15/28(a)	620	616,818
3.25%, 02/15/30	883	847,461
2.95%, 03/15/31	352	327,591
5.40%, 02/15/35	650	664,714
JD.com, Inc., 3.38%, 01/14/30(a)	478	464,469
MercadoLibre, Inc.
3.13%, 01/14/31	350	323,729
4.90%, 01/15/33	450	445,005
Uber Technologies, Inc.
4.30%, 01/15/30	696	698,185
4.15%, 01/15/31	650	644,605
4.80%, 09/15/34	858	852,848
4.80%, 09/15/35	750	741,387
VeriSign, Inc.
4.75%, 07/15/27	279	279,128
2.70%, 06/15/31	394	358,168
5.25%, 06/01/32	364	373,341
		38,377,242
IT Services — 1.1%
Accenture Capital, Inc.
3.90%, 10/04/27	727	730,042
4.05%, 10/04/29	775	777,390
4.25%, 10/04/31	775	774,925
4.50%, 10/04/34	1,004	986,520
Amdocs Ltd., 2.54%, 06/15/30	400	367,497

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Booz Allen Hamilton, Inc.
5.95%, 08/04/33	$330	$ 343,219
5.95%, 04/15/35(a)	425	436,950
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	413	392,607
2.60%, 05/01/31	681	618,475
CGI, Inc.
4.95%, 03/14/30	225	227,893
2.30%, 09/14/31	213	188,550
DXC Technology Co., 2.38%, 09/15/28(a)	329	313,606
Fidelity National Information Services, Inc.
1.65%, 03/01/28(a)	462	439,732
3.75%, 05/21/29	234	229,657
2.25%, 03/01/31(a)	388	347,093
5.10%, 07/15/32(a)	628	640,329
Fiserv, Inc.
5.15%, 03/15/27	599	605,551
2.25%, 06/01/27	599	584,922
5.45%, 03/02/28	664	680,549
5.38%, 08/21/28	594	609,888
4.20%, 10/01/28	629	628,482
3.50%, 07/01/29	1,542	1,498,358
4.75%, 03/15/30(a)	325	326,806
2.65%, 06/01/30	499	460,887
4.55%, 02/15/31	1,005	998,708
5.35%, 03/15/31	275	282,182
5.60%, 03/02/33	630	648,000
5.63%, 08/21/33	724	744,073
5.45%, 03/15/34	525	530,484
5.15%, 08/12/34	585	578,432
5.25%, 08/11/35(a)	600	595,189
Fortinet, Inc., 2.20%, 03/15/31	183	164,180
Gartner, Inc.
4.95%, 03/20/31	100	100,374
5.60%, 11/20/35	375	373,981
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	250	262,027
Genpact U.K. Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	175	175,335
IBM International Capital Pte. Ltd.
4.60%, 02/05/27	400	402,694
4.60%, 02/05/29	400	406,444
4.75%, 02/05/31(a)	300	305,237
4.90%, 02/05/34	600	602,195
International Business Machines Corp.
2.20%, 02/09/27	200	196,837
1.70%, 05/15/27	381	370,957
4.15%, 07/27/27	400	401,927
6.22%, 08/01/27	250	258,658
4.50%, 02/06/28	600	607,511
4.65%, 02/10/28	700	710,500
3.50%, 05/15/29	1,919	1,887,517
4.80%, 02/10/30	800	817,699
1.95%, 05/15/30	759	692,157
2.72%, 02/09/32(a)	250	227,122
5.00%, 02/10/32(a)	500	513,304
4.40%, 07/27/32	450	448,542
5.88%, 11/29/32	214	230,906
4.75%, 02/06/33	500	506,021
5.20%, 02/10/35(a)	600	612,837
Kyndryl Holdings, Inc.
2.70%, 10/15/28	200	192,197
Security	Par (000)	Value
IT Services (continued)
Kyndryl Holdings, Inc. (continued)
3.15%, 10/15/31	$470	$ 428,208
6.35%, 02/20/34(a)	260	272,840
Leidos, Inc.
4.38%, 05/15/30	500	499,407
2.30%, 02/15/31	620	558,371
5.40%, 03/15/32	320	332,157
5.75%, 03/15/33	350	369,360
5.50%, 03/15/35	350	363,166
Oracle Corp.
4.45%, 09/26/30	1,900	1,854,453
4.80%, 09/26/32	1,510	1,461,491
5.20%, 09/26/35(a)	2,555	2,435,184
Paychex, Inc.
5.10%, 04/15/30	908	933,277
5.35%, 04/15/32	900	930,160
5.60%, 04/15/35	735	761,864
		40,254,093
Leisure Products — 0.1%
Brunswick Corp.
2.40%, 08/18/31	344	303,287
4.40%, 09/15/32(a)	265	255,595
Brunswick Corp./DE, 5.85%, 03/18/29(a)	250	260,164
Hasbro, Inc.
3.50%, 09/15/27	363	360,176
3.90%, 11/19/29	503	496,138
6.05%, 05/14/34	275	291,946
Mattel, Inc., 5.00%, 11/17/30	350	353,322
Polaris, Inc.
6.95%, 03/15/29	254	270,013
5.60%, 03/01/31	300	304,628
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	450	445,758
5.38%, 01/15/36	925	926,379
		4,267,406
Machinery — 1.2%
AGCO Corp.
5.45%, 03/21/27	300	304,059
5.80%, 03/21/34(a)	400	417,339
Caterpillar Financial Services Corp.
5.00%, 05/14/27	199	202,245
3.60%, 08/12/27(a)	400	399,552
1.10%, 09/14/27	600	576,009
4.40%, 10/15/27	550	556,482
4.60%, 11/15/27	634	644,130
3.70%, 01/10/28(a)	225	224,979
4.40%, 03/03/28	225	227,725
3.95%, 11/14/28	650	652,139
4.85%, 02/27/29	390	400,777
4.38%, 08/16/29	450	456,670
4.70%, 11/15/29	675	692,251
4.80%, 01/08/30(a)	175	180,697
4.15%, 01/08/31	225	224,872
Series K, 4.10%, 08/15/28	525	528,816
Caterpillar, Inc.
2.60%, 09/19/29(a)	298	284,860
2.60%, 04/09/30(a)	499	472,146
1.90%, 03/12/31	339	305,628
5.20%, 05/15/35	1,025	1,060,668
5.30%, 09/15/35(a)	100	104,678
CNH Industrial Capital LLC
4.50%, 10/08/27	343	345,292
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
CNH Industrial Capital LLC (continued)
4.75%, 03/21/28	$205	$ 207,378
4.55%, 04/10/28	600	604,954
5.50%, 01/12/29(a)	200	207,019
5.10%, 04/20/29	275	281,829
4.50%, 10/16/30	250	250,152
4.38%, 03/07/31	150	148,749
CNH Industrial NV, 3.85%, 11/15/27	350	348,729
Deere & Co.
5.38%, 10/16/29	308	323,252
3.10%, 04/15/30	513	494,050
5.45%, 01/16/35	961	1,010,263
Deere Funding Canada Corp., 4.15%, 10/09/30	225	224,496
Dover Corp.
2.95%, 11/04/29	210	201,261
5.38%, 10/15/35(a)	150	156,707
Flowserve Corp.
3.50%, 10/01/30	250	238,832
2.80%, 01/15/32	280	251,288
IDEX Corp.
4.95%, 09/01/29	250	255,252
3.00%, 05/01/30	400	378,726
2.63%, 06/15/31	399	364,046
Ingersoll Rand, Inc.
5.20%, 06/15/27	586	595,206
5.40%, 08/14/28	374	386,577
5.18%, 06/15/29(a)	461	476,631
5.31%, 06/15/31	374	389,690
5.70%, 08/14/33(a)	390	411,824
5.45%, 06/15/34	627	649,704
John Deere Capital Corp.
4.85%, 03/05/27	125	126,529
2.35%, 03/08/27	307	302,626
1.75%, 03/09/27	341	334,096
4.90%, 06/11/27(a)	400	406,646
4.20%, 07/15/27(a)	496	499,813
2.80%, 09/08/27	307	302,766
4.15%, 09/15/27	950	956,802
3.05%, 01/06/28(a)	125	123,548
4.65%, 01/07/28	225	228,994
4.75%, 01/20/28(a)	600	612,354
4.90%, 03/03/28	350	358,249
1.50%, 03/06/28	163	155,739
4.95%, 07/14/28	1,128	1,159,023
4.50%, 01/16/29	506	515,072
3.45%, 03/07/29	369	364,139
3.35%, 04/18/29	379	372,632
4.85%, 06/11/29	565	580,896
2.80%, 07/18/29	520	501,223
4.85%, 10/11/29	500	516,657
2.45%, 01/09/30(a)	225	213,149
4.70%, 06/10/30(a)	615	630,297
4.38%, 10/15/30	600	606,014
1.45%, 01/15/31	145	128,019
4.90%, 03/07/31	580	597,924
2.00%, 06/17/31	259	231,431
4.40%, 09/08/31(a)	668	673,858
3.90%, 06/07/32	341	334,040
4.35%, 09/15/32	450	450,895
5.10%, 04/11/34	625	643,728
5.05%, 06/12/34	600	616,751
Series I, 4.25%, 06/05/28	425	430,025
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp. (continued)
Series I, 4.55%, 06/05/30	$425	$ 432,220
Series I, 5.15%, 09/08/33	679	709,564
Kennametal, Inc.
4.63%, 06/15/28	200	201,711
2.80%, 03/01/31	200	183,862
Nordson Corp.
5.60%, 09/15/28	85	87,980
4.50%, 12/15/29	375	377,512
5.80%, 09/15/33	275	290,591
nVent Finance SARL
4.55%, 04/15/28	354	355,884
2.75%, 11/15/31	220	197,420
5.65%, 05/15/33	274	285,752
Oshkosh Corp., 3.10%, 03/01/30	250	238,610
Otis Worldwide Corp.
2.29%, 04/05/27	340	333,651
5.25%, 08/16/28	410	422,094
2.57%, 02/15/30	977	915,412
5.13%, 11/19/31(a)	437	452,567
5.13%, 09/04/35	335	339,213
Regal Rexnord Corp.
6.05%, 04/15/28	800	829,165
6.30%, 02/15/30	700	742,240
6.40%, 04/15/33	900	961,601
Rockwell Automation, Inc.
3.50%, 03/01/29	288	283,881
1.75%, 08/15/31	159	139,508
Stanley Black & Decker, Inc.
6.00%, 03/06/28(a)	244	253,019
4.25%, 11/15/28	179	179,451
2.30%, 03/15/30(a)	579	532,674
3.00%, 05/15/32(a)	258	234,401
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	871	882,795
4.90%, 05/29/30	300	306,271
5.61%, 03/11/34	412	431,046
5.50%, 05/29/35	300	311,179
Xylem, Inc.
1.95%, 01/30/28	250	240,994
2.25%, 01/30/31(a)	350	317,043
		44,561,875
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	599	591,265
4.20%, 03/15/28(a)	810	806,952
2.25%, 01/15/29	849	797,397
5.05%, 03/30/29	829	838,114
6.10%, 06/01/29	954	994,998
2.80%, 04/01/31	1,037	934,899
2.30%, 02/01/32(a)	647	557,752
4.40%, 04/01/33	650	610,917
6.65%, 02/01/34	750	789,636
6.55%, 06/01/34	954	1,000,658
6.38%, 10/23/35	1,250	1,281,149
5.85%, 12/01/35(a)	800	796,109
Comcast Corp.
3.30%, 02/01/27	829	825,234
3.30%, 04/01/27	309	307,285
3.15%, 02/15/28	1,036	1,020,787
3.55%, 05/01/28	829	823,496

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.15%, 10/15/28	$1,951	$ 1,961,561
4.55%, 01/15/29	440	447,319
5.10%, 06/01/29	100	103,323
2.65%, 02/01/30	1,210	1,141,331
3.40%, 04/01/30	936	907,059
4.25%, 10/15/30	1,005	1,004,485
1.95%, 01/15/31(a)	905	808,976
1.50%, 02/15/31(a)	1,300	1,134,273
4.95%, 05/15/32	400	408,802
5.50%, 11/15/32	650	684,609
4.25%, 01/15/33	1,050	1,024,339
4.65%, 02/15/33	590	589,203
7.05%, 03/15/33	400	456,647
4.80%, 05/15/33	640	642,981
5.30%, 06/01/34	732	751,672
4.20%, 08/15/34	888	845,835
5.30%, 05/15/35(a)	500	509,853
5.65%, 06/15/35(a)	520	542,825
4.40%, 08/15/35(a)	500	475,348
6.50%, 11/15/35	400	442,234
FactSet Research Systems, Inc.
2.90%, 03/01/27	140	138,292
3.45%, 03/01/32	330	306,722
Fox Corp.
4.71%, 01/25/29	1,027	1,041,838
3.50%, 04/08/30	350	339,432
6.50%, 10/13/33	800	879,134
Paramount Global
3.38%, 02/15/28	413	401,138
3.70%, 06/01/28	413	402,356
4.20%, 06/01/29	250	243,144
7.88%, 07/30/30	350	376,180
4.95%, 01/15/31	673	643,515
4.20%, 05/19/32	600	541,605
5.50%, 05/15/33	300	283,156
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	450	517,552
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	632	626,193
7.00%, 03/01/32	250	284,185
Walt Disney Co.
3.70%, 03/23/27	250	249,811
2.20%, 01/13/28(a)	629	612,240
2.00%, 09/01/29(a)	1,475	1,381,244
3.80%, 03/22/30(a)	829	821,364
2.65%, 01/13/31	1,686	1,578,029
6.55%, 03/15/33	252	283,376
6.20%, 12/15/34	488	544,785
6.40%, 12/15/35	600	673,192
		41,027,806
Metals & Mining — 0.7%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	450	437,066
3.75%, 10/01/30	478	460,210
ArcelorMittal SA
6.55%, 11/29/27	700	728,795
4.25%, 07/16/29	325	325,637
6.80%, 11/29/32(a)	666	746,347
6.00%, 06/17/34(a)	300	321,135
Security	Par (000)	Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	$686	$ 697,305
5.10%, 09/08/28	404	415,354
5.00%, 02/21/30	630	648,810
5.25%, 09/08/30	600	624,548
5.13%, 02/21/32	550	568,715
4.90%, 02/28/33	465	473,042
5.25%, 09/08/33	814	842,178
5.30%, 02/21/35	750	773,846
5.00%, 02/15/36(a)	125	126,325
Freeport-McMoRan, Inc.
5.00%, 09/01/27	329	329,044
4.13%, 03/01/28	335	334,379
4.38%, 08/01/28	329	328,836
5.25%, 09/01/29	329	334,145
4.25%, 03/01/30	329	326,815
4.63%, 08/01/30	398	401,235
5.40%, 11/14/34	500	515,540
Gerdau Trade, Inc., 5.75%, 06/09/35	350	361,199
Kinross Gold Corp., 6.25%, 07/15/33	270	293,050
Newmont Corp.
2.60%, 07/15/32	550	498,369
5.88%, 04/01/35	364	391,361
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	358	344,983
5.35%, 03/15/34	634	660,129
Nucor Corp.
4.30%, 05/23/27	366	368,456
3.95%, 05/01/28	379	379,164
2.70%, 06/01/30(a)	379	356,272
4.65%, 06/01/30	325	330,548
3.13%, 04/01/32(a)	409	380,397
5.10%, 06/01/35	325	331,095
Reliance, Inc., 2.15%, 08/15/30	350	318,133
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	293	332,502
6.13%, 12/15/33	501	546,812
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	623	669,004
Rio Tinto Finance USA PLC
4.38%, 03/12/27(a)	260	261,775
4.50%, 03/14/28	525	531,216
4.88%, 03/14/30	1,292	1,324,551
5.00%, 03/14/32	891	916,616
5.00%, 03/09/33	344	352,031
5.25%, 03/14/35	1,195	1,227,542
Southern Copper Corp., 7.50%, 07/27/35	400	474,049
Steel Dynamics, Inc.
1.65%, 10/15/27	413	397,670
4.00%, 12/15/28	325	324,623
3.45%, 04/15/30	450	434,976
3.25%, 01/15/31	313	296,719
5.38%, 08/15/34	300	308,088
5.25%, 05/15/35	470	476,945
Timken Co.
4.50%, 12/15/28	229	230,724
4.13%, 04/01/32	225	215,893
Vale Overseas Ltd.
3.75%, 07/08/30	1,229	1,186,820
6.13%, 06/12/33	950	1,017,370
Yamana Gold, Inc., 2.63%, 08/15/31	350	316,664
		27,615,053
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	$300	$ 308,335
Multi-Utilities — 0.6%
Atmos Energy Corp.
3.00%, 06/15/27	450	445,626
2.63%, 09/15/29	396	377,653
1.50%, 01/15/31	429	376,584
5.45%, 10/15/32(a)	300	316,620
5.90%, 11/15/33	400	432,180
5.20%, 08/15/35(a)	335	344,481
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	615	630,460
4.00%, 04/01/28	400	400,161
1.75%, 10/01/30	359	320,037
4.40%, 07/01/32	400	396,963
5.40%, 07/01/34	340	350,684
National Fuel Gas Co.
3.95%, 09/15/27(a)	252	251,196
4.75%, 09/01/28	252	255,074
5.50%, 03/15/30	490	506,893
2.95%, 03/01/31	413	377,605
5.95%, 03/15/35	160	167,629
NiSource, Inc.
3.49%, 05/15/27	853	848,131
5.25%, 03/30/28	821	841,557
5.20%, 07/01/29(a)	500	515,641
2.95%, 09/01/29	629	603,086
3.60%, 05/01/30	750	730,763
1.70%, 02/15/31	666	585,410
5.40%, 06/30/33	410	423,878
5.35%, 04/01/34	725	746,696
5.35%, 07/15/35(a)	800	815,850
ONE Gas, Inc.
5.10%, 04/01/29	367	377,876
2.00%, 05/15/30	200	182,614
4.25%, 09/01/32	300	295,170
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	500	489,720
2.50%, 03/15/31	413	377,095
5.40%, 06/15/33	160	166,084
5.10%, 02/15/35	250	252,920
Southern California Gas Co.
2.95%, 04/15/27	630	623,564
5.20%, 06/01/33	370	380,707
5.05%, 09/01/34	1,175	1,190,834
5.45%, 06/15/35	1,075	1,116,172
Series XX, 2.55%, 02/01/30	629	592,972
Southern Co. Gas Capital Corp.
5.15%, 09/15/32	350	359,865
5.75%, 09/15/33	300	317,239
4.95%, 09/15/34	275	275,311
Series 2020-A, 1.75%, 01/15/31	373	329,938
Series A, 4.05%, 09/15/28	285	285,138
Series B, 5.10%, 09/15/35	335	336,654
Southwest Gas Corp.
5.80%, 12/01/27	300	308,547
5.45%, 03/23/28	265	271,803
3.70%, 04/01/28	100	99,288
2.20%, 06/15/30	329	300,412
Security	Par (000)	Value
Multi-Utilities (continued)
Southwest Gas Corp. (continued)
4.05%, 03/15/32	$425	$ 410,538
Spire Missouri, Inc.
4.80%, 02/15/33	250	251,949
Series 2034, 5.15%, 08/15/34	250	254,899
		21,908,167
Office REITs — 0.3%
Boston Properties LP
6.75%, 12/01/27	256	267,621
4.50%, 12/01/28(a)	629	633,393
3.40%, 06/21/29	503	488,528
2.90%, 03/15/30	397	372,589
3.25%, 01/30/31	829	777,958
2.55%, 04/01/32	569	497,283
2.45%, 10/01/33	607	501,713
6.50%, 01/15/34	587	629,859
5.75%, 01/15/35	400	409,329
COPT Defense Properties LP
2.00%, 01/15/29	130	122,216
4.50%, 10/15/30(a)	175	174,472
2.75%, 04/15/31	429	392,019
2.90%, 12/01/33	250	213,352
Cousins Properties LP
5.25%, 07/15/30	200	205,209
5.38%, 02/15/32	185	190,758
5.88%, 10/01/34	400	417,244
Highwoods Realty LP
4.13%, 03/15/28	163	161,867
3.05%, 02/15/30	413	385,583
2.60%, 02/01/31	256	229,893
5.35%, 01/15/33	250	250,803
7.65%, 02/01/34	200	227,263
Kilroy Realty LP
4.75%, 12/15/28	300	301,553
4.25%, 08/15/29	260	255,455
3.05%, 02/15/30	329	306,850
2.50%, 11/15/32	234	195,463
2.65%, 11/15/33	300	245,521
5.88%, 10/15/35	250	251,810
6.25%, 01/15/36	250	258,232
Piedmont Operating Partnership LP
6.88%, 07/15/29	150	159,333
3.15%, 08/15/30	413	380,833
2.75%, 04/01/32	150	129,763
5.63%, 01/15/33	175	175,784
		10,209,549
Oil, Gas & Consumable Fuels — 5.3%
Antero Resources Corp., 5.40%, 02/01/36	225	223,324
APA Corp.
4.25%, 01/15/30	296	292,395
6.10%, 02/15/35	175	180,211
Boardwalk Pipelines LP
4.45%, 07/15/27	189	189,882
4.80%, 05/03/29	313	317,426
3.40%, 02/15/31	350	330,698
3.60%, 09/01/32	400	373,609
5.63%, 08/01/34	300	313,164
5.38%, 02/15/36	185	185,364

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc.
3.54%, 04/06/27	$179	$ 178,512
3.59%, 04/14/27	456	454,881
5.02%, 11/17/27	530	540,688
3.94%, 09/21/28	630	630,798
4.23%, 11/06/28	1,261	1,270,575
4.70%, 04/10/29	600	612,510
4.97%, 10/17/29	500	514,661
4.87%, 11/25/29	475	487,619
3.63%, 04/06/30	829	814,034
1.75%, 08/10/30	625	562,117
2.72%, 01/12/32	1,263	1,151,908
4.81%, 02/13/33	1,450	1,465,427
4.89%, 09/11/33	761	771,331
4.99%, 04/10/34	650	661,477
5.23%, 11/17/34	1,325	1,365,285
BP Capital Markets PLC
3.28%, 09/19/27	1,113	1,105,080
3.72%, 11/28/28	504	501,589
Burlington Resources LLC, 7.20%, 08/15/31	250	284,221
Canadian Natural Resources Ltd.
3.85%, 06/01/27	825	824,300
5.00%, 12/15/29	623	640,216
2.95%, 07/15/30(a)	413	390,206
7.20%, 01/15/32(a)	250	279,588
6.45%, 06/30/33	259	281,208
5.40%, 12/15/34(a)	323	328,646
5.85%, 02/01/35	268	279,524
Cenovus Energy, Inc.
4.65%, 03/20/31	325	324,619
2.65%, 01/15/32	320	286,346
5.40%, 03/20/36(a)	325	324,361
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	905	913,561
3.70%, 11/15/29	563	550,918
Cheniere Energy Partners LP
4.50%, 10/01/29	840	843,464
4.00%, 03/01/31(a)	700	681,676
3.25%, 01/31/32	726	670,040
5.95%, 06/30/33	930	984,911
5.75%, 08/15/34	952	992,044
5.55%, 10/30/35(d)	580	592,448
Cheniere Energy, Inc.
4.63%, 10/15/28	598	598,190
5.65%, 04/15/34	912	944,526
Chevron Corp.
2.00%, 05/11/27	798	781,983
2.24%, 05/11/30	997	926,067
Chevron USA, Inc.
4.41%, 02/26/27	524	528,398
1.02%, 08/12/27	441	424,060
3.95%, 08/13/27	300	301,318
3.85%, 01/15/28	501	503,025
4.48%, 02/26/28	450	456,566
4.05%, 08/13/28(a)	300	302,319
3.25%, 10/15/29	350	342,323
4.69%, 04/15/30	750	766,965
4.30%, 10/15/30	775	782,915
4.82%, 04/15/32	450	463,168
4.50%, 10/15/32	775	783,340
4.98%, 04/15/35	450	459,235
4.85%, 10/15/35(a)	500	505,033
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	300	288,834
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	$710	$ 716,659
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	400	441,753
ConocoPhillips Co.
6.95%, 04/15/29(a)	372	404,231
4.70%, 01/15/30	625	637,024
4.85%, 01/15/32(a)	450	461,931
5.90%, 10/15/32	250	270,696
5.05%, 09/15/33	622	638,154
5.00%, 01/15/35	875	886,871
Continental Resources, Inc., 4.38%, 01/15/28	579	579,643
Coterra Energy, Inc.
3.90%, 05/15/27	300	299,387
4.38%, 03/15/29	279	280,611
5.60%, 03/15/34	275	284,380
5.40%, 02/15/35(a)	576	586,484
DCP Midstream Operating LP
5.63%, 07/15/27	200	203,634
5.13%, 05/15/29	502	513,677
8.13%, 08/16/30	300	346,534
3.25%, 02/15/32	260	239,203
Devon Energy Corp.
5.25%, 10/15/27(a)	200	199,952
5.88%, 06/15/28	538	538,191
4.50%, 01/15/30	288	289,499
7.88%, 09/30/31(a)	350	404,925
7.95%, 04/15/32	284	330,788
5.20%, 09/15/34(a)	850	857,286
Diamondback Energy, Inc.
5.20%, 04/18/27	418	423,828
3.50%, 12/01/29	829	805,418
5.15%, 01/30/30	318	327,272
3.13%, 03/24/31	470	440,440
6.25%, 03/15/33	720	776,588
5.40%, 04/18/34	790	809,701
5.55%, 04/01/35	775	797,541
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35(a)	425	449,181
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	171,836
Enbridge, Inc.
5.25%, 04/05/27	525	532,267
3.70%, 07/15/27	529	526,972
4.60%, 06/20/28(a)	375	380,118
6.00%, 11/15/28	570	598,829
4.20%, 11/20/28	325	325,938
5.30%, 04/05/29	480	495,344
3.13%, 11/15/29	760	729,762
4.90%, 06/20/30	480	490,174
6.20%, 11/15/30	571	613,611
4.50%, 02/15/31	325	324,976
5.70%, 03/08/33	1,570	1,646,521
2.50%, 08/01/33	760	652,026
5.63%, 04/05/34	1,185	1,234,499
5.55%, 06/20/35	550	567,548
5.20%, 11/20/35	325	326,140
Energy Transfer LP
4.40%, 03/15/27	500	501,804
4.20%, 04/15/27	507	507,862
5.50%, 06/01/27	650	659,943
4.00%, 10/01/27	500	500,046
5.55%, 02/15/28	562	577,916
4.95%, 05/15/28	675	686,045
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
4.95%, 06/15/28(a)	$731	$ 743,907
6.10%, 12/01/28	90	94,572
5.25%, 04/15/29(a)	943	970,073
5.25%, 07/01/29	580	597,882
4.15%, 09/15/29	416	414,499
5.20%, 04/01/30	484	499,272
3.75%, 05/15/30	979	953,661
6.40%, 12/01/30	561	607,138
4.55%, 01/15/31	650	649,413
5.75%, 02/15/33	976	1,023,580
6.55%, 12/01/33	830	908,233
5.55%, 05/15/34	850	874,574
5.60%, 09/01/34	800	823,795
4.90%, 03/15/35	400	391,451
5.70%, 04/01/35(a)	750	776,434
5.35%, 01/15/36	650	649,151
Eni USA, Inc., 7.30%, 11/15/27	301	318,255
Enterprise Products Operating LLC
3.95%, 02/15/27	209	209,120
4.30%, 06/20/28(a)	555	559,761
4.15%, 10/16/28	879	884,508
3.13%, 07/31/29	410	397,974
2.80%, 01/31/30	868	824,909
4.60%, 01/15/31	1,100	1,114,122
5.35%, 01/31/33	600	626,025
4.85%, 01/31/34	708	713,994
4.95%, 02/15/35	871	880,272
5.20%, 01/15/36	915	930,466
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(b)	250	248,792
Series D, 6.88%, 03/01/33	400	453,377
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(b)	620	617,647
EOG Resources, Inc.
4.40%, 07/15/28	525	531,283
4.38%, 04/15/30	535	538,339
4.40%, 01/15/31	495	495,894
5.00%, 07/15/32	575	589,365
3.90%, 04/01/35	420	390,385
5.35%, 01/15/36	800	820,975
EQT Corp.
3.90%, 10/01/27(a)	660	657,662
5.70%, 04/01/28	313	322,756
4.50%, 01/15/29(a)	480	482,259
5.00%, 01/15/29	230	233,970
7.00%, 02/01/30	571	620,418
7.50%, 06/01/30	300	330,158
4.75%, 01/15/31	700	703,190
5.75%, 02/01/34	475	495,571
Equinor ASA
4.25%, 06/02/28	800	807,980
3.63%, 09/10/28	600	598,888
3.13%, 04/06/30	829	798,388
2.38%, 05/22/30	479	446,326
4.50%, 09/03/30	325	328,779
5.13%, 06/03/35	575	588,541
4.75%, 11/14/35	675	670,060
Expand Energy Corp.
5.38%, 02/01/29	396	396,223
5.38%, 03/15/30	800	814,035
4.75%, 02/01/32	670	664,148
5.70%, 01/15/35	510	527,442
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.
3.29%, 03/19/27	$660	$ 657,580
2.44%, 08/16/29(a)	759	726,104
3.48%, 03/19/30	1,397	1,367,378
2.61%, 10/15/30	1,226	1,150,028
Helmerich & Payne, Inc.
4.65%, 12/01/27	100	100,729
4.85%, 12/01/29(a)	200	202,238
2.90%, 09/29/31(a)	350	316,155
5.50%, 12/01/34(a)	370	366,359
Hess Corp.
4.30%, 04/01/27	657	659,610
7.88%, 10/01/29	150	168,849
7.30%, 08/15/31	383	438,368
7.13%, 03/15/33	450	518,021
HF Sinclair Corp.
5.00%, 02/01/28	292	292,114
4.50%, 10/01/30	200	197,826
5.75%, 01/15/31	335	347,197
5.50%, 09/01/32	355	363,073
6.25%, 01/15/35	525	549,143
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	300	344,824
5.80%, 03/15/35	367	386,896
Kinder Morgan, Inc.
4.30%, 03/01/28	837	842,192
5.00%, 02/01/29	710	728,626
5.10%, 08/01/29	375	386,447
5.15%, 06/01/30(a)	753	779,198
2.00%, 02/15/31	523	469,125
7.80%, 08/01/31	350	405,886
7.75%, 01/15/32	529	615,388
4.80%, 02/01/33	562	563,296
5.20%, 06/01/33	1,012	1,041,283
5.40%, 02/01/34	808	835,908
5.30%, 12/01/34	602	615,092
5.85%, 06/01/35(a)	400	423,287
Marathon Petroleum Corp.
3.80%, 04/01/28	479	476,746
5.15%, 03/01/30	582	599,198
5.70%, 03/01/35(a)	650	671,797
MPLX LP
4.13%, 03/01/27	829	829,652
4.25%, 12/01/27	409	410,213
4.00%, 03/15/28	829	828,632
4.80%, 02/15/29	500	507,679
2.65%, 08/15/30	935	866,913
4.80%, 02/15/31	770	778,623
4.95%, 09/01/32	656	660,794
5.00%, 01/15/33	525	526,124
5.00%, 03/01/33	605	606,610
5.50%, 06/01/34	1,050	1,072,340
5.40%, 04/01/35(a)	711	718,097
5.40%, 09/15/35	875	882,146
Northwest Pipeline LLC, 4.00%, 04/01/27	368	368,053
Occidental Petroleum Corp.
8.88%, 07/15/30	600	692,433
6.63%, 09/01/30	754	810,673
6.13%, 01/01/31	532	562,456
7.50%, 05/01/31	500	563,149
7.88%, 09/15/31	252	289,502
5.38%, 01/01/32	740	760,621
5.55%, 10/01/34(a)	880	899,528

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.
4.00%, 07/13/27	$250	$ 249,856
4.25%, 09/24/27	750	752,776
4.55%, 07/15/28	413	416,564
5.65%, 11/01/28	500	519,163
4.35%, 03/15/29	459	460,538
5.38%, 06/01/29(a)	270	278,424
3.40%, 09/01/29	489	474,700
4.40%, 10/15/29	372	373,018
3.10%, 03/15/30	300	284,705
3.25%, 06/01/30	225	214,328
5.80%, 11/01/30	425	447,424
6.35%, 01/15/31	495	530,859
4.75%, 10/15/31	608	610,787
4.95%, 10/15/32	575	577,791
6.10%, 11/15/32	620	662,817
6.05%, 09/01/33	700	741,770
5.65%, 09/01/34	350	360,621
5.05%, 11/01/34	1,100	1,088,249
6.00%, 06/15/35	600	634,596
5.40%, 10/15/35	675	680,370
Ovintiv, Inc.
5.65%, 05/15/28	450	464,154
8.13%, 09/15/30	180	205,684
7.20%, 11/01/31	145	160,333
7.38%, 11/01/31	313	349,535
6.25%, 07/15/33(a)	370	392,893
6.50%, 08/15/34(a)	400	430,835
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	250	247,496
5.15%, 11/15/29	300	303,514
7.15%, 10/01/33	300	323,050
Phillips 66
3.90%, 03/15/28	522	520,931
2.15%, 12/15/30	661	596,539
4.65%, 11/15/34	650	635,655
Phillips 66 Co.
4.95%, 12/01/27(a)	520	528,824
3.75%, 03/01/28	352	350,231
3.15%, 12/15/29	405	389,936
5.25%, 06/15/31	1,020	1,057,251
5.30%, 06/30/33	655	672,844
4.95%, 03/15/35(a)	464	460,989
Pioneer Natural Resources Co.
1.90%, 08/15/30	926	840,256
2.15%, 01/15/31	550	499,315
Plains All American Pipeline LP, 5.95%, 06/15/35	650	678,036
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	553	538,765
3.80%, 09/15/30	458	445,918
4.70%, 01/15/31	530	532,983
5.70%, 09/15/34	500	515,824
5.60%, 01/15/36	615	623,684
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	879	884,307
4.20%, 03/15/28	829	831,067
4.50%, 05/15/30	1,235	1,241,674
Shell Finance U.S., Inc.
3.88%, 11/13/28(d)	979	981,980
2.38%, 11/07/29	729	688,547
2.75%, 04/06/30	997	945,437
4.13%, 11/06/30	400	399,461
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell Finance U.S., Inc. (continued)
4.13%, 05/11/35	$750	$ 718,503
4.75%, 01/06/36	200	198,454
Shell International Finance BV
2.38%, 11/07/29	250	236,163
2.75%, 04/06/30	250	237,296
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	479	483,867
5.03%, 10/01/29	680	690,541
5.58%, 10/01/34	820	826,766
Suncor Energy, Inc.
7.15%, 02/01/32	200	224,595
5.95%, 12/01/34	384	405,438
Targa Resources Corp.
5.20%, 07/01/27	450	456,954
4.35%, 01/15/29	325	326,667
6.15%, 03/01/29	298	313,959
4.90%, 09/15/30	450	459,126
4.20%, 02/01/33	374	357,876
6.13%, 03/15/33	256	273,444
6.50%, 03/30/34	452	494,199
5.50%, 02/15/35	700	717,048
5.55%, 08/15/35	1,125	1,152,455
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	425	425,331
5.50%, 03/01/30	396	403,391
4.88%, 02/01/31	684	690,415
4.00%, 01/15/32	684	656,250
TC PipeLines LP, 3.90%, 05/25/27	285	284,390
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	300	322,454
Texas Eastern Transmission LP, 7.00%, 07/15/32	256	287,270
TotalEnergies Capital International SA
3.46%, 02/19/29	877	865,931
2.83%, 01/10/30	876	838,222
TotalEnergies Capital SA
3.88%, 10/11/28	702	703,598
5.15%, 04/05/34	750	775,775
4.72%, 09/10/34	525	527,278
TotalEnergies Capital USA LLC
4.25%, 01/13/31	950	950,074
4.57%, 01/13/33	800	799,386
4.86%, 01/13/36	500	496,985
TransCanada PipeLines Ltd.
4.25%, 05/15/28(a)	901	904,199
4.10%, 04/15/30	929	919,237
4.63%, 03/01/34	804	785,021
5.60%, 03/31/34	200	207,176
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	220	220,102
3.25%, 05/15/30	450	432,612
5.10%, 03/15/36(d)	60	60,191
Valero Energy Corp.
2.15%, 09/15/27	277	269,103
4.35%, 06/01/28	498	500,841
4.00%, 04/01/29	290	288,398
5.15%, 02/15/30(a)	470	483,948
2.80%, 12/01/31	179	163,642
7.50%, 04/15/32	545	626,008
Valero Energy Partners LP, 4.50%, 03/15/28	341	343,813
Viper Energy Partners LLC
4.90%, 08/01/30(a)	320	323,943
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LLC (continued)
5.70%, 08/01/35	$695	$ 706,985
Western Midstream Operating LP
4.50%, 03/01/28	200	201,092
4.75%, 08/15/28	200	202,520
6.35%, 01/15/29	260	274,196
4.05%, 02/01/30	756	741,268
4.80%, 03/01/31	375	374,941
6.15%, 04/01/33	450	475,484
5.45%, 11/15/34	570	573,987
5.50%, 12/15/35	385	383,236
Williams Cos., Inc.
3.75%, 06/15/27	818	815,988
5.30%, 08/15/28	600	618,343
4.90%, 03/15/29	682	697,639
4.80%, 11/15/29	125	127,557
4.63%, 06/30/30	480	485,095
3.50%, 11/15/30	629	603,992
2.60%, 03/15/31	1,203	1,100,686
8.75%, 03/15/32	300	362,720
4.65%, 08/15/32	600	600,245
5.65%, 03/15/33	600	627,592
5.15%, 03/15/34	802	813,219
5.60%, 03/15/35	734	762,202
5.30%, 09/30/35	450	456,691
5.15%, 03/15/36	700	696,799
Woodside Finance Ltd.
4.90%, 05/19/28	300	304,596
5.40%, 05/19/30	750	771,634
5.70%, 05/19/32	270	282,158
5.10%, 09/12/34	871	861,332
6.00%, 05/19/35	750	780,208
		199,194,921
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	200	198,028
Georgia-Pacific LLC
7.75%, 11/15/29(a)	254	286,686
8.88%, 05/15/31	219	264,581
International Paper Co., 5.00%, 09/15/35	300	299,298
Suzano Austria GmbH
2.50%, 09/15/28	250	238,016
6.00%, 01/15/29	1,128	1,164,717
5.00%, 01/15/30	900	902,272
3.75%, 01/15/31	809	763,844
3.13%, 01/15/32(a)	600	538,773
Suzano Netherlands BV, 5.50%, 01/15/36	700	696,365
		5,352,580
Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	321	315,597
Series 2016-1, Class AA, 3.58%, 07/15/29	219	216,055
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	241	235,747
Series 2017-1, Class AA, 3.65%, 02/15/29	207	203,101
Series 2017-2, Class AA, 3.35%, 04/15/31	386	374,259
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	441	418,786
Series 2021-1, Class A, 2.88%, 01/11/36	406	368,806
Delta Air Lines 2020-1 Class AA Pass Through Trust, Class AA, 2.00%, 12/10/29	195	187,866
Delta Air Lines, Inc.
4.38%, 04/19/28	300	300,750
4.95%, 07/10/28	765	778,135
Security	Par (000)	Value
Passenger Airlines (continued)
Delta Air Lines, Inc. (continued)
3.75%, 10/28/29	$300	$ 293,505
5.25%, 07/10/30	538	551,119
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	336	320,799
Series 2019-1, Class AA, 2.75%, 11/15/33	252	224,909
Southwest Airlines Co.
5.13%, 06/15/27	1,227	1,241,879
4.38%, 11/15/28	475	477,590
2.63%, 02/10/30	359	334,063
5.25%, 11/15/35	475	464,622
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	228	221,941
Series 2018-1, Class AA, 3.50%, 09/01/31	176	172,249
Series 2019-1, Class AA, 4.15%, 02/25/33(a)	286	280,846
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	290	269,055
Series 2020-1, Class A, 5.88%, 04/15/29(a)	485	495,351
		8,747,030
Personal Care Products — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	102	101,243
4.60%, 03/01/28	344	349,782
4.20%, 05/01/30	290	292,140
3.25%, 08/15/32	302	284,689
4.60%, 03/01/33	344	350,019
Estee Lauder Cos., Inc.
3.15%, 03/15/27	179	177,656
4.38%, 05/15/28	360	363,131
2.38%, 12/01/29	411	385,408
2.60%, 04/15/30	413	388,167
1.95%, 03/15/31(a)	293	261,387
4.65%, 05/15/33	450	450,787
5.00%, 02/14/34(a)	450	456,570
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,400	1,391,091
3.38%, 03/24/29	600	587,001
3.63%, 03/24/32	1,212	1,153,850
Kenvue, Inc.
5.05%, 03/22/28	615	628,426
5.00%, 03/22/30	660	679,004
4.85%, 05/22/32	450	459,386
4.90%, 03/22/33(a)	720	733,268
Procter & Gamble Co.
1.90%, 02/01/27	500	491,609
2.80%, 03/25/27	330	327,118
2.85%, 08/11/27	413	408,699
3.95%, 01/26/28	250	252,061
4.35%, 01/29/29(a)	275	280,280
4.15%, 10/24/29	200	202,489
3.00%, 03/25/30	985	949,451
4.05%, 05/01/30	500	502,604
1.20%, 10/29/30	797	702,193
1.95%, 04/23/31	529	477,726
2.30%, 02/01/32(a)	280	255,285
4.10%, 11/03/32	300	297,546
4.05%, 01/26/33(a)	650	647,456
4.55%, 01/29/34	427	432,154
5.80%, 08/15/34(a)	275	299,336
4.55%, 10/24/34(a)	300	302,506
4.60%, 05/01/35	500	503,747
4.35%, 11/03/35	300	293,906

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Personal Care Products (continued)
Unilever Capital Corp.
2.90%, 05/05/27	$790	$ 782,824
4.25%, 08/12/27	585	589,485
3.50%, 03/22/28	600	596,464
4.88%, 09/08/28	400	410,263
2.13%, 09/06/29	555	521,955
1.38%, 09/14/30	427	380,233
1.75%, 08/12/31	450	396,427
5.90%, 11/15/32	723	789,375
5.00%, 12/08/33	600	620,880
4.63%, 08/12/34	850	853,401
		23,060,478
Pharmaceuticals — 3.5%
AbbVie, Inc.
4.80%, 03/15/27	1,624	1,641,233
4.65%, 03/15/28	1,000	1,016,372
4.25%, 11/14/28	1,181	1,192,816
4.80%, 03/15/29	1,176	1,204,346
3.20%, 11/21/29	3,658	3,548,957
4.88%, 03/15/30	400	411,479
4.95%, 03/15/31(a)	1,181	1,219,566
5.05%, 03/15/34	1,672	1,713,297
4.55%, 03/15/35	1,072	1,053,746
5.20%, 03/15/35	780	804,188
4.50%, 05/14/35	1,700	1,663,778
Astrazeneca Finance LLC
4.80%, 02/26/27	912	921,162
4.88%, 03/03/28	676	690,167
1.75%, 05/28/28	821	784,285
4.85%, 02/26/29	900	923,508
4.90%, 03/03/30	500	515,278
4.90%, 02/26/31	750	774,505
2.25%, 05/28/31	340	309,041
4.88%, 03/03/33	250	257,037
5.00%, 02/26/34	1,060	1,090,940
AstraZeneca PLC
3.13%, 06/12/27	113	112,259
4.00%, 01/17/29	607	608,862
1.38%, 08/06/30	911	809,339
Becton Dickinson & Co.
3.70%, 06/06/27	1,125	1,121,500
4.69%, 02/13/28	410	415,613
4.87%, 02/08/29	457	466,227
5.08%, 06/07/29	375	385,522
2.82%, 05/20/30	488	459,981
1.96%, 02/11/31	614	546,933
4.30%, 08/22/32	390	383,995
5.11%, 02/08/34	302	307,448
Bristol-Myers Squibb Co.
3.25%, 02/27/27	306	304,273
1.13%, 11/13/27(a)	702	671,597
3.45%, 11/15/27	330	329,060
3.90%, 02/20/28	300	300,762
4.90%, 02/22/29(a)	500	514,488
3.40%, 07/26/29	1,621	1,591,685
1.45%, 11/13/30	740	654,416
5.75%, 02/01/31(a)	500	533,644
5.10%, 02/22/31	697	724,142
2.95%, 03/15/32	1,225	1,133,832
5.90%, 11/15/33	294	319,524
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
5.20%, 02/22/34(a)	$1,511	$ 1,563,617
Cardinal Health, Inc.
3.41%, 06/15/27	829	823,635
5.13%, 02/15/29	496	510,408
5.00%, 11/15/29	626	643,164
4.50%, 09/15/30(a)	250	251,830
5.45%, 02/15/34	382	396,857
5.35%, 11/15/34	600	616,364
5.15%, 09/15/35(a)	250	253,074
Cencora, Inc.
3.45%, 12/15/27	504	499,146
4.63%, 12/15/27	360	364,357
4.85%, 12/15/29	225	230,176
2.80%, 05/15/30	329	309,789
2.70%, 03/15/31	669	616,682
5.13%, 02/15/34	400	409,323
5.15%, 02/15/35	385	392,563
CVS Health Corp.
3.63%, 04/01/27	457	454,915
6.25%, 06/01/27	254	261,058
1.30%, 08/21/27	1,335	1,280,350
4.30%, 03/25/28	3,177	3,188,311
5.00%, 01/30/29	440	449,521
5.40%, 06/01/29	750	776,293
3.25%, 08/15/29	1,147	1,108,120
5.13%, 02/21/30	1,084	1,111,922
3.75%, 04/01/30	1,083	1,055,587
1.75%, 08/21/30	784	696,621
5.25%, 01/30/31	335	345,560
1.88%, 02/28/31	823	724,289
5.55%, 06/01/31	750	784,231
2.13%, 09/15/31	683	599,317
5.00%, 09/15/32	575	584,043
5.25%, 02/21/33(a)	950	973,593
5.30%, 06/01/33	820	840,175
5.70%, 06/01/34	750	779,256
4.88%, 07/20/35	400	390,878
5.45%, 09/15/35	925	940,858
Eli Lilly & Co.
4.50%, 02/09/27	840	846,583
5.50%, 03/15/27(a)	264	269,291
3.10%, 05/15/27	228	226,586
4.15%, 08/14/27	400	402,807
4.55%, 02/12/28	675	686,058
4.00%, 10/15/28	690	694,819
4.50%, 02/09/29	704	717,087
3.38%, 03/15/29	729	719,234
4.20%, 08/14/29	562	567,631
4.75%, 02/12/30	773	793,083
4.25%, 03/15/31	725	728,457
4.90%, 02/12/32	675	698,191
4.55%, 10/15/32	590	597,681
4.70%, 02/27/33	590	601,015
4.70%, 02/09/34	1,006	1,016,340
4.60%, 08/14/34	700	700,667
5.10%, 02/12/35	879	906,075
4.90%, 10/15/35	725	733,562
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	250	251,639
3.38%, 06/01/29	629	617,292
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	$1,225	$ 1,227,137
4.50%, 04/15/30	580	588,970
5.38%, 04/15/34	383	404,004
4.88%, 04/15/35	450	453,817
Johnson & Johnson
4.50%, 03/01/27	425	429,017
2.95%, 03/03/27	636	631,582
0.95%, 09/01/27	998	957,965
2.90%, 01/15/28	1,099	1,084,665
4.55%, 03/01/28	495	503,836
4.80%, 06/01/29	600	618,868
4.70%, 03/01/30	625	643,148
1.30%, 09/01/30(a)	1,164	1,037,663
4.90%, 06/01/31	800	832,026
4.85%, 03/01/32	625	647,379
4.95%, 05/15/33	450	472,234
4.38%, 12/05/33(a)	578	583,644
4.95%, 06/01/34	400	418,459
5.00%, 03/01/35(a)	865	897,170
McKesson Corp.
3.95%, 02/16/28	229	228,837
4.90%, 07/15/28(a)	310	317,362
4.25%, 09/15/29	325	326,662
4.65%, 05/30/30	375	380,862
4.95%, 05/30/32	375	385,229
5.10%, 07/15/33	302	311,121
5.25%, 05/30/35(a)	475	490,178
Merck & Co., Inc.
1.70%, 06/10/27	733	715,218
3.85%, 09/15/27	475	476,421
4.05%, 05/17/28	100	100,713
1.90%, 12/10/28	695	660,264
3.40%, 03/07/29	1,218	1,200,419
3.85%, 03/15/29	285	284,858
4.30%, 05/17/30	400	403,500
1.45%, 06/24/30	793	710,289
4.15%, 09/15/30(a)	475	475,885
4.15%, 03/15/31	675	672,272
2.15%, 12/10/31	1,290	1,150,669
4.55%, 09/15/32	675	681,531
4.45%, 12/04/32	610	610,757
4.50%, 05/17/33(a)	902	906,608
6.50%, 12/01/33	389	436,735
4.95%, 09/15/35	1,175	1,186,953
4.75%, 12/04/35	960	951,510
Mylan, Inc., 4.55%, 04/15/28	660	661,881
Novartis Capital Corp.
2.00%, 02/14/27	231	227,106
3.10%, 05/17/27	565	560,763
3.90%, 11/05/28	375	376,107
3.80%, 09/18/29	635	632,860
2.20%, 08/14/30	1,159	1,071,986
4.10%, 11/05/30	1,175	1,174,881
4.00%, 09/18/31	475	472,943
4.30%, 11/05/32	575	572,447
4.20%, 09/18/34	669	652,975
4.60%, 11/05/35(a)	575	569,331
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	2,818	2,846,115
4.65%, 05/19/30	1,788	1,821,450
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. (continued)
4.75%, 05/19/33	$3,407	$ 3,442,031
Pfizer, Inc.
3.88%, 11/15/27	255	255,874
3.60%, 09/15/28(a)	359	358,358
3.45%, 03/15/29(a)	1,218	1,205,281
2.63%, 04/01/30	829	782,417
1.70%, 05/28/30	683	618,477
4.20%, 11/15/30	400	400,750
1.75%, 08/18/31	629	554,019
4.50%, 11/15/32	600	601,660
4.88%, 11/15/35(a)	800	800,177
Pharmacia LLC, 6.60%, 12/01/28	400	428,281
Sanofi SA
3.75%, 11/03/27	300	300,526
3.63%, 06/19/28	713	711,345
3.80%, 11/03/28	300	300,192
4.20%, 11/03/32	300	298,068
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,278	1,307,285
2.05%, 03/31/30	1,454	1,329,503
5.30%, 07/05/34	700	719,169
Takeda U.S. Financing, Inc., 5.20%, 07/07/35	1,000	1,011,855
Viatris, Inc.
2.30%, 06/22/27	415	404,294
2.70%, 06/22/30	843	772,189
Wyeth LLC, 6.50%, 02/01/34	500	559,593
Zoetis, Inc.
3.00%, 09/12/27	350	345,576
4.15%, 08/17/28	325	326,812
3.90%, 08/20/28	379	379,052
2.00%, 05/15/30(a)	329	301,160
5.60%, 11/16/32	300	318,077
5.00%, 08/17/35	825	830,148
		130,230,235
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
5.50%, 04/01/29(a)	272	281,846
4.80%, 06/15/30	450	456,260
2.50%, 04/01/31	393	355,919
4.90%, 01/15/33(a)	225	225,743
5.95%, 08/15/34	550	585,333
5.50%, 06/15/35	350	360,563
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	75	80,114
		2,345,778
Residential REITs — 0.8%
American Homes 4 Rent LP
4.25%, 02/15/28	100	100,044
4.90%, 02/15/29(a)	129	131,133
4.95%, 06/15/30	432	437,528
2.38%, 07/15/31(a)	200	178,499
3.63%, 04/15/32	300	281,876
5.50%, 02/01/34	477	488,524
5.50%, 07/15/34	275	281,343
5.25%, 03/15/35	391	392,046
AvalonBay Communities, Inc.
3.35%, 05/15/27	191	189,682
3.20%, 01/15/28	159	156,984
1.90%, 12/01/28	296	280,464
3.30%, 06/01/29	291	283,869
2.30%, 03/01/30(a)	450	417,783

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
AvalonBay Communities, Inc. (continued)
4.35%, 12/01/30	$205	$ 205,108
2.45%, 01/15/31	507	463,505
2.05%, 01/15/32	425	373,782
5.00%, 02/15/33	225	229,974
5.30%, 12/07/33	150	155,709
5.35%, 06/01/34	360	372,447
5.00%, 08/01/35	285	287,086
Camden Property Trust
4.10%, 10/15/28	258	258,844
3.15%, 07/01/29	400	387,125
2.80%, 05/15/30	615	580,441
4.90%, 01/15/34	175	176,564
ERP Operating LP
3.25%, 08/01/27	334	331,029
3.50%, 03/01/28	341	338,080
4.15%, 12/01/28	305	306,428
3.00%, 07/01/29	455	439,595
2.50%, 02/15/30	333	312,793
1.85%, 08/01/31	229	202,430
4.95%, 06/15/32	300	306,786
4.65%, 09/15/34	328	323,825
Essential Properties LP
2.95%, 07/15/31	129	118,043
5.40%, 12/01/35	275	275,803
Essex Portfolio LP
3.63%, 05/01/27	222	221,113
1.70%, 03/01/28	210	200,220
4.00%, 03/01/29	179	177,894
3.00%, 01/15/30	384	365,158
1.65%, 01/15/31	254	221,654
2.55%, 06/15/31	210	190,453
2.65%, 03/15/32	400	356,618
5.50%, 04/01/34	325	334,922
5.38%, 04/01/35	235	240,431
4.88%, 02/15/36	225	219,070
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	491	466,710
5.45%, 08/15/30	300	310,843
2.00%, 08/15/31	330	287,441
4.15%, 04/15/32	296	285,661
4.95%, 01/15/33	250	249,345
5.50%, 08/15/33	288	295,544
2.70%, 01/15/34	262	221,623
4.88%, 02/01/35	397	386,867
Mid-America Apartments LP
3.60%, 06/01/27	413	411,444
4.20%, 06/15/28	296	297,409
3.95%, 03/15/29	413	411,038
2.75%, 03/15/30	163	154,110
1.70%, 02/15/31(a)	378	332,286
5.30%, 02/15/32	175	182,442
4.65%, 01/15/33	200	199,170
5.00%, 03/15/34	225	226,572
4.95%, 03/01/35	275	276,245
NNN REIT, Inc.
3.50%, 10/15/27	274	271,810
4.30%, 10/15/28	229	230,316
2.50%, 04/15/30	300	278,724
4.60%, 02/15/31	400	402,607
Security	Par (000)	Value
Residential REITs (continued)
NNN REIT, Inc. (continued)
5.60%, 10/15/33	$200	$ 208,510
5.50%, 06/15/34	325	335,517
Realty Income Corp.
3.95%, 08/15/27	413	413,356
3.40%, 01/15/28	313	309,818
3.65%, 01/15/28	314	312,537
2.10%, 03/15/28	374	360,209
2.20%, 06/15/28	274	263,261
4.70%, 12/15/28	220	224,036
3.95%, 02/01/29	200	199,261
4.75%, 02/15/29	225	229,127
3.25%, 06/15/29	207	201,522
4.00%, 07/15/29(a)	350	349,161
3.10%, 12/15/29	413	398,653
3.40%, 01/15/30	413	401,265
4.85%, 03/15/30	250	256,289
3.25%, 01/15/31	554	526,314
3.20%, 02/15/31	350	331,313
2.70%, 02/15/32	292	263,978
5.63%, 10/13/32	300	317,647
2.85%, 12/15/32	525	471,077
4.50%, 02/01/33	200	197,871
1.80%, 03/15/33	300	249,300
4.90%, 07/15/33(a)	340	343,675
5.13%, 02/15/34	525	536,294
5.13%, 04/15/35	421	427,521
Store Capital LLC
4.50%, 03/15/28	300	301,038
4.63%, 03/15/29	200	199,661
5.40%, 04/30/30(d)	240	244,366
2.75%, 11/18/30	250	227,517
2.70%, 12/01/31	201	177,692
Tanger Properties LP
3.88%, 07/15/27	79	78,624
2.75%, 09/01/31	200	181,763
UDR, Inc.
3.50%, 07/01/27	163	161,941
3.50%, 01/15/28	252	249,709
4.40%, 01/26/29	129	129,763
3.20%, 01/15/30	413	397,219
3.00%, 08/15/31	213	197,537
2.10%, 08/01/32	274	235,030
1.90%, 03/15/33	294	241,987
2.10%, 06/15/33	300	248,448
5.13%, 09/01/34	195	196,372
3.10%, 11/01/34	268	231,548
		30,598,639
Retail REITs — 0.2%
Simon Property Group LP
3.38%, 06/15/27	320	318,079
3.38%, 12/01/27	200	198,506
1.75%, 02/01/28	750	720,323
2.45%, 09/13/29	807	763,633
2.65%, 07/15/30(a)	617	578,015
4.38%, 10/01/30	225	225,977
4.30%, 01/15/31	475	473,775
2.20%, 02/01/31	412	372,492
2.25%, 01/15/32	579	511,809
2.65%, 02/01/32(a)	479	431,783
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail REITs (continued)
Simon Property Group LP (continued)
5.50%, 03/08/33	$300	$ 314,835
6.25%, 01/15/34	343	374,687
4.75%, 09/26/34	685	679,305
5.13%, 10/01/35	475	480,256
		6,443,475
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	300	303,471
3.92%, 06/01/32(a)	354	346,716
Analog Devices, Inc.
3.45%, 06/15/27	242	240,847
4.25%, 06/15/28	450	453,463
1.70%, 10/01/28	450	425,497
4.50%, 06/15/30	425	430,562
2.10%, 10/01/31	550	488,764
4.25%, 10/01/32	256	256,587
5.05%, 04/01/34	300	309,258
Applied Materials, Inc.
3.30%, 04/01/27	829	824,974
4.80%, 06/15/29	483	495,557
1.75%, 06/01/30	423	382,687
4.00%, 01/15/31	200	198,148
5.10%, 10/01/35	300	308,707
4.60%, 01/15/36	80	78,656
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28(a)	413	410,523
Broadcom, Inc.
5.05%, 07/12/27	375	381,620
1.95%, 02/15/28(a)	598	575,959
4.80%, 04/15/28	1,000	1,019,552
4.00%, 04/15/29(d)	450	448,735
4.75%, 04/15/29	976	994,232
5.05%, 07/12/29	1,425	1,467,961
4.35%, 02/15/30	1,080	1,086,348
5.00%, 04/15/30	450	463,165
5.05%, 04/15/30	400	412,130
4.60%, 07/15/30	1,025	1,039,032
4.20%, 10/15/30	220	219,314
4.15%, 11/15/30	1,146	1,139,022
4.30%, 01/15/31	245	244,783
2.45%, 02/15/31	1,825	1,669,663
5.15%, 11/15/31	685	710,341
4.15%, 04/15/32(d)	890	870,158
5.20%, 04/15/32	700	724,614
4.90%, 07/15/32	1,000	1,019,949
4.30%, 11/15/32	1,244	1,226,472
4.60%, 01/15/33	550	548,100
2.60%, 02/15/33	1,098	965,115
3.42%, 04/15/33	1,620	1,495,768
3.47%, 04/15/34	1,872	1,702,364
4.80%, 10/15/34	980	977,695
5.20%, 07/15/35	1,500	1,532,360
3.14%, 11/15/35(d)	2,000	1,720,427
4.95%, 01/15/36	220	219,660
4.80%, 02/15/36	1,200	1,183,729
4.55%, 02/15/32	580	579,631
Intel Corp.
3.75%, 03/25/27	710	708,050
3.15%, 05/11/27	400	395,835
3.75%, 08/05/27	1,150	1,145,210
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
4.88%, 02/10/28	$1,055	$ 1,071,664
1.60%, 08/12/28	559	526,771
4.00%, 08/05/29	550	546,078
2.45%, 11/15/29	1,319	1,234,679
5.13%, 02/10/30	850	871,443
3.90%, 03/25/30	538	527,834
5.00%, 02/21/31	465	475,465
2.00%, 08/12/31	699	614,339
4.15%, 08/05/32	810	784,678
4.00%, 12/15/32	500	478,760
5.20%, 02/10/33(a)	1,258	1,282,375
5.15%, 02/21/34(a)	705	713,850
KLA Corp.
4.10%, 03/15/29	413	414,582
4.65%, 07/15/32(a)	640	649,723
4.70%, 02/01/34	225	225,611
Lam Research Corp.
4.00%, 03/15/29	450	450,162
1.90%, 06/15/30	551	501,648
Marvell Technology, Inc.
2.45%, 04/15/28	429	414,553
4.88%, 06/22/28	260	264,623
5.75%, 02/15/29	260	270,938
4.75%, 07/15/30	225	227,807
2.95%, 04/15/31	393	363,959
5.95%, 09/15/33	260	276,404
5.45%, 07/15/35	525	539,574
Microchip Technology, Inc.
4.90%, 03/15/28	602	611,399
5.05%, 03/15/29	600	613,971
5.05%, 02/15/30	650	664,732
Micron Technology, Inc.
5.33%, 02/06/29	363	373,904
4.66%, 02/15/30	710	716,366
5.30%, 01/15/31	603	626,175
2.70%, 04/15/32	603	543,248
5.65%, 11/01/32	294	310,293
5.88%, 02/09/33	464	493,481
5.88%, 09/15/33	600	638,431
5.80%, 01/15/35	643	680,021
6.05%, 11/01/35	800	858,714
NVIDIA Corp.
1.55%, 06/15/28	974	927,583
2.85%, 04/01/30(a)	994	950,030
2.00%, 06/15/31	773	696,393
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	400	413,986
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27	300	296,761
4.40%, 06/01/27	400	402,011
4.30%, 08/19/28	180	180,782
4.30%, 06/18/29	641	642,350
3.40%, 05/01/30	489	471,453
2.50%, 05/11/31	661	598,287
2.65%, 02/15/32	462	414,063
4.85%, 08/19/32	375	377,901
5.00%, 01/15/33	612	619,624
5.25%, 08/19/35(a)	475	480,043
Qorvo, Inc., 4.38%, 10/15/29	554	545,627
QUALCOMM, Inc.
3.25%, 05/20/27(a)	1,163	1,157,056
1.30%, 05/20/28	526	497,660

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. (continued)
2.15%, 05/20/30	$774	$ 713,308
4.50%, 05/20/30	300	304,605
1.65%, 05/20/32	700	596,390
4.25%, 05/20/32	381	379,897
4.75%, 05/20/32	300	305,745
5.40%, 05/20/33	500	527,479
4.65%, 05/20/35(a)	676	675,955
5.00%, 05/20/35	300	303,389
Skyworks Solutions, Inc., 3.00%, 06/01/31	323	293,198
Texas Instruments, Inc.
4.60%, 02/08/27	473	476,949
2.90%, 11/03/27	306	302,761
4.60%, 02/15/28	508	515,889
4.60%, 02/08/29	273	279,013
2.25%, 09/04/29	562	530,892
1.75%, 05/04/30	524	477,359
4.50%, 05/23/30	300	304,701
1.90%, 09/15/31	361	320,606
3.65%, 08/16/32	200	192,612
4.90%, 03/14/33	520	535,647
4.85%, 02/08/34	247	252,825
5.10%, 05/23/35	500	514,436
TSMC Arizona Corp.
3.88%, 04/22/27	500	500,373
4.13%, 04/22/29	250	250,744
2.50%, 10/25/31	1,010	920,668
4.25%, 04/22/32(a)	400	399,371
Xilinx, Inc., 2.38%, 06/01/30	428	398,133
		76,644,221
Software — 1.5%
Adobe, Inc.
2.15%, 02/01/27	598	589,176
4.85%, 04/04/27(a)	180	182,264
4.75%, 01/17/28(a)	420	428,049
4.80%, 04/04/29	609	625,224
4.95%, 01/17/30	400	413,802
2.30%, 02/01/30	794	743,128
4.95%, 04/04/34	609	624,788
5.30%, 01/17/35	350	367,014
Atlassian Corp.
5.25%, 05/15/29	200	205,626
5.50%, 05/15/34	300	306,192
Autodesk, Inc.
3.50%, 06/15/27	359	356,800
2.85%, 01/15/30	376	356,563
2.40%, 12/15/31	637	567,573
5.30%, 06/15/35	220	224,116
Cadence Design Systems, Inc.
4.20%, 09/10/27	130	130,595
4.30%, 09/10/29	525	528,195
4.70%, 09/10/34	685	680,943
Concentrix Corp.(a)
6.60%, 08/02/28	500	519,627
6.85%, 08/02/33	350	355,551
Electronic Arts, Inc., 1.85%, 02/15/31	463	447,693
International Business Machines Corp.
4.00%, 02/03/29	300	300,222
4.30%, 02/03/31	300	299,835
4.60%, 02/03/33	300	299,466
Security	Par (000)	Value
Software (continued)
International Business Machines Corp. (continued)
4.95%, 02/03/36	$600	$ 597,922
Intuit, Inc.
1.35%, 07/15/27	281	271,709
5.13%, 09/15/28	450	463,102
1.65%, 07/15/30	166	149,086
5.20%, 09/15/33	700	725,818
Microsoft Corp.
3.30%, 02/06/27	2,458	2,449,747
3.40%, 06/15/27	229	228,605
1.35%, 09/15/30(a)	247	220,813
3.50%, 02/12/35(a)	986	924,238
MSCI, Inc.
5.25%, 09/01/35	735	737,473
5.15%, 03/15/36	100	98,743
Oracle Corp.
2.80%, 04/01/27	1,407	1,382,821
3.25%, 11/15/27	1,620	1,588,485
2.30%, 03/25/28	1,238	1,182,073
4.50%, 05/06/28	430	430,646
4.80%, 08/03/28	1,100	1,107,609
4.20%, 09/27/29(a)	975	958,152
6.15%, 11/09/29	949	989,465
2.95%, 04/01/30	2,056	1,899,878
4.65%, 05/06/30	430	425,312
3.25%, 05/15/30(a)	387	360,916
2.88%, 03/25/31	2,023	1,816,871
5.25%, 02/03/32	960	957,990
6.25%, 11/09/32	1,208	1,259,803
4.90%, 02/06/33	930	895,567
4.30%, 07/08/34	1,200	1,082,545
4.70%, 09/27/34(a)	1,150	1,066,365
3.90%, 05/15/35	1,050	904,549
5.50%, 08/03/35	1,000	975,094
Roper Technologies, Inc.
1.40%, 09/15/27	579	556,333
4.20%, 09/15/28	450	451,749
4.25%, 09/15/28	310	311,624
2.95%, 09/15/29	359	343,973
4.50%, 10/15/29	955	963,998
2.00%, 06/30/30	413	373,576
4.45%, 09/15/30	200	200,414
1.75%, 02/15/31	686	602,285
4.75%, 02/15/32	300	301,802
4.90%, 10/15/34	625	620,165
5.10%, 09/15/35(a)	575	573,684
Salesforce, Inc.
3.70%, 04/11/28	1,009	1,009,286
1.50%, 07/15/28(a)	784	744,134
1.95%, 07/15/31	1,121	996,414
ServiceNow, Inc., 1.40%, 09/01/30	1,038	914,901
Synopsys, Inc.
4.55%, 04/01/27	760	765,712
4.65%, 04/01/28	695	703,918
4.85%, 04/01/30	1,300	1,326,521
5.00%, 04/01/32	1,000	1,022,437
5.15%, 04/01/35	1,485	1,505,415
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	305	304,101
4.95%, 03/28/28	350	356,638
5.40%, 06/12/29	150	155,371
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Take-Two Interactive Software, Inc. (continued)
4.00%, 04/14/32	$269	$ 260,823
5.60%, 06/12/34	250	259,684
VMware LLC
3.90%, 08/21/27	1,064	1,065,451
1.80%, 08/15/28	500	473,811
4.70%, 05/15/30	657	668,284
2.20%, 08/15/31	716	637,289
Workday, Inc.
3.50%, 04/01/27	639	635,754
3.70%, 04/01/29	543	535,646
3.80%, 04/01/32	821	784,032
		56,129,064
Specialized REITs — 0.3%
CubeSmart LP
2.25%, 12/15/28	469	446,174
4.38%, 02/15/29	252	252,965
3.00%, 02/15/30	193	182,943
2.00%, 02/15/31	413	365,687
2.50%, 02/15/32	350	310,217
5.13%, 11/01/35	280	279,557
Extra Space Storage LP
3.88%, 12/15/27	174	173,580
5.70%, 04/01/28	582	600,556
3.90%, 04/01/29	286	282,796
4.00%, 06/15/29	129	128,145
5.50%, 07/01/30	556	578,627
2.20%, 10/15/30	227	205,638
5.90%, 01/15/31	374	395,651
2.55%, 06/01/31	355	321,271
2.40%, 10/15/31	355	315,477
2.35%, 03/15/32	363	317,148
4.95%, 01/15/33	395	397,160
5.40%, 02/01/34	395	404,233
5.35%, 01/15/35	275	280,668
5.40%, 06/15/35(a)	325	331,861
Public Storage Operating Co.
3.09%, 09/15/27	166	164,346
1.85%, 05/01/28	374	357,485
1.95%, 11/09/28	442	419,063
5.13%, 01/15/29(a)	405	418,271
3.39%, 05/01/29	366	359,237
4.38%, 07/01/30	300	302,324
2.30%, 05/01/31	475	430,137
2.25%, 11/09/31	408	364,857
5.10%, 08/01/33(a)	460	474,720
5.00%, 07/01/35(a)	240	242,924
		10,103,718
Specialty Retail — 0.3%
AutoZone, Inc.
3.75%, 06/01/27	400	398,875
4.50%, 02/01/28	240	242,208
6.25%, 11/01/28	200	210,969
3.75%, 04/18/29	379	373,956
5.10%, 07/15/29(a)	300	308,465
4.00%, 04/15/30	560	552,950
5.13%, 06/15/30	325	334,778
1.65%, 01/15/31	300	263,115
4.75%, 08/01/32	410	413,222
4.75%, 02/01/33	350	349,583
5.20%, 08/01/33	160	163,617
Security	Par (000)	Value
Specialty Retail (continued)
AutoZone, Inc. (continued)
6.55%, 11/01/33	$300	$ 331,959
5.40%, 07/15/34(a)	600	618,381
Dick’s Sporting Goods, Inc.
4.00%, 10/01/29(d)	250	246,333
3.15%, 01/15/32(a)	479	441,118
Genuine Parts Co.
6.50%, 11/01/28	200	211,080
4.95%, 08/15/29	475	482,610
1.88%, 11/01/30	400	353,460
2.75%, 02/01/32	350	310,044
6.88%, 11/01/33	200	221,869
O’Reilly Automotive, Inc.
3.60%, 09/01/27	452	449,505
4.35%, 06/01/28	279	280,845
3.90%, 06/01/29	329	326,517
4.20%, 04/01/30	250	249,428
1.75%, 03/15/31(a)	362	317,855
4.70%, 06/15/32	400	403,427
5.00%, 08/19/34	350	351,920
Ross Stores, Inc., 1.88%, 04/15/31	379	334,258
Tractor Supply Co.
1.75%, 11/01/30	349	309,944
5.25%, 05/15/33	420	432,843
		10,285,134
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.
3.35%, 02/09/27	1,439	1,434,367
3.20%, 05/11/27	1,243	1,236,634
3.00%, 06/20/27	600	595,414
2.90%, 09/12/27	1,453	1,437,199
3.00%, 11/13/27	829	821,493
1.20%, 02/08/28	1,489	1,419,206
4.00%, 05/10/28	890	896,965
4.00%, 05/12/28	575	579,650
1.40%, 08/05/28	1,530	1,448,683
3.25%, 08/08/29	650	638,922
2.20%, 09/11/29	1,241	1,173,332
4.15%, 05/10/30	360	363,460
1.65%, 05/11/30	1,160	1,055,022
4.20%, 05/12/30	575	581,082
1.25%, 08/20/30(a)	999	886,661
1.65%, 02/08/31	1,517	1,354,259
1.70%, 08/05/31	792	700,949
4.50%, 05/12/32(a)	575	587,497
3.35%, 08/08/32	1,240	1,187,493
4.30%, 05/10/33	826	833,786
4.75%, 05/12/35	575	587,205
Dell International LLC/EMC Corp.
6.10%, 07/15/27(a)	258	264,647
5.25%, 02/01/28	450	460,248
4.75%, 04/01/28	559	566,854
4.15%, 02/15/29	525	524,721
5.30%, 10/01/29	1,036	1,068,459
4.35%, 02/01/30	250	249,701
5.00%, 04/01/30	1,265	1,294,168
6.20%, 07/15/30	450	480,142
4.50%, 02/15/31	525	523,469
5.30%, 04/01/32	500	513,488
4.75%, 10/06/32	525	523,263
5.75%, 02/01/33(a)	594	623,269
5.40%, 04/15/34	600	612,967

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp. (continued)
4.85%, 02/01/35(a)	$500	$ 489,169
5.50%, 04/01/35	500	512,202
5.10%, 02/15/36(a)	525	515,954
Dell, Inc., 7.10%, 04/15/28(a)	329	348,899
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	450	450,356
4.40%, 09/25/27	725	729,030
5.25%, 07/01/28	440	451,183
4.15%, 09/15/28	450	450,650
4.55%, 10/15/29	1,083	1,090,953
4.40%, 10/15/30	650	646,863
4.85%, 10/15/31	751	756,863
5.00%, 10/15/34	1,390	1,367,266
6.20%, 10/15/35	500	536,131
HP, Inc.
3.00%, 06/17/27	712	702,525
4.75%, 01/15/28	522	528,661
4.00%, 04/15/29	704	696,955
5.40%, 04/25/30	200	206,556
3.40%, 06/17/30(a)	310	296,721
2.65%, 06/17/31	729	657,679
4.20%, 04/15/32(a)	477	461,433
5.50%, 01/15/33(a)	650	664,852
6.10%, 04/25/35(a)	300	315,841
NetApp, Inc.
2.38%, 06/22/27	400	391,248
2.70%, 06/22/30(a)	400	372,639
5.50%, 03/17/32	425	441,156
5.70%, 03/17/35	405	421,113
Teledyne FLIR LLC, 2.50%, 08/01/30	226	209,318
Western Digital Corp.
2.85%, 02/01/29	226	215,643
3.10%, 02/01/32(a)	145	133,629
		42,586,163
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.75%, 03/27/27	619	612,319
2.85%, 03/27/30	999	952,714
PVH Corp., 5.50%, 06/13/30	350	355,831
Ralph Lauren Corp.
2.95%, 06/15/30	350	332,126
5.00%, 06/15/32	270	277,965
Tapestry, Inc.
4.13%, 07/15/27	300	300,115
5.10%, 03/11/30	225	230,631
3.05%, 03/15/32	400	364,916
5.50%, 03/11/35	453	462,222
		3,888,839
Tobacco — 1.0%
Altria Group, Inc.
4.88%, 02/04/28	320	325,721
6.20%, 11/01/28	231	243,412
4.80%, 02/14/29	1,337	1,360,334
3.40%, 05/06/30	625	602,563
4.50%, 08/06/30	225	226,565
2.45%, 02/04/32	1,019	902,483
6.88%, 11/01/33	418	469,933
5.63%, 02/06/35	351	363,923
5.25%, 08/06/35	300	302,806
Security	Par (000)	Value
Tobacco (continued)
BAT Capital Corp.
4.70%, 04/02/27	$695	$ 699,897
3.56%, 08/15/27(a)	1,473	1,463,809
2.26%, 03/25/28	1,196	1,152,964
3.46%, 09/06/29	328	319,819
4.91%, 04/02/30	824	840,675
6.34%, 08/02/30	600	648,383
5.83%, 02/20/31	456	483,729
2.73%, 03/25/31(a)	823	759,170
4.74%, 03/16/32	542	545,976
5.35%, 08/15/32(a)	650	674,663
7.75%, 10/19/32	340	396,727
4.63%, 03/22/33	560	554,372
6.42%, 08/02/33	822	902,135
6.00%, 02/20/34	485	518,305
5.63%, 08/15/35(a)	600	622,698
BAT International Finance PLC
4.45%, 03/16/28	772	778,192
5.93%, 02/02/29	600	629,764
Philip Morris International, Inc.
4.75%, 02/12/27	300	302,899
3.13%, 08/17/27(a)	579	573,073
4.38%, 11/01/27(a)	400	403,797
5.13%, 11/17/27	1,040	1,061,727
4.88%, 02/15/28	1,086	1,105,953
3.13%, 03/02/28	250	246,238
4.13%, 04/28/28	390	391,812
5.25%, 09/07/28	477	491,986
3.88%, 10/27/28	465	464,388
4.88%, 02/13/29	900	921,293
3.38%, 08/15/29	800	781,508
4.63%, 11/01/29	400	406,774
5.63%, 11/17/29	667	700,928
5.13%, 02/15/30	1,300	1,342,123
4.38%, 04/30/30	475	477,701
2.10%, 05/01/30	659	604,271
5.50%, 09/07/30	443	465,121
4.00%, 10/29/30	425	420,287
1.75%, 11/01/30	543	483,987
5.13%, 02/13/31	752	777,892
4.75%, 11/01/31	500	509,041
4.25%, 10/29/32(a)	525	516,335
5.75%, 11/17/32	901	960,611
5.38%, 02/15/33	1,350	1,403,786
5.63%, 09/07/33	575	607,848
5.25%, 02/13/34	1,050	1,083,153
4.90%, 11/01/34	400	402,130
4.88%, 04/30/35	460	458,820
4.63%, 10/29/35	575	561,010
Reynolds American, Inc., 5.70%, 08/15/35	400	415,893
		36,131,403
Transportation Infrastructure — 0.3%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	350,634
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	583	508,563
FedEx Corp.
3.10%, 08/05/29	723	698,261
4.25%, 05/15/30(a)	563	564,515
2.40%, 05/15/31(a)	1,188	1,082,856
GXO Logistics, Inc.
6.25%, 05/06/29	400	422,012
2.65%, 07/15/31	219	197,784
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation Infrastructure (continued)
GXO Logistics, Inc. (continued)
6.50%, 05/06/34	$400	$ 430,747
Ryder System, Inc.
2.85%, 03/01/27	503	497,185
5.30%, 03/15/27	145	146,922
4.30%, 06/15/27	210	210,657
5.65%, 03/01/28	200	206,080
5.25%, 06/01/28	400	410,989
6.30%, 12/01/28	100	105,712
5.38%, 03/15/29	300	310,092
5.50%, 06/01/29	215	223,245
4.95%, 09/01/29	105	107,324
4.90%, 12/01/29	280	286,001
5.00%, 03/15/30	160	163,811
4.85%, 06/15/30(a)	250	254,494
4.30%, 12/01/30	130	129,326
6.60%, 12/01/33	370	410,687
United Parcel Service, Inc.
3.05%, 11/15/27	701	693,359
3.40%, 03/15/29	450	443,931
2.50%, 09/01/29	280	266,079
4.45%, 04/01/30	500	508,421
4.65%, 10/15/30(a)	300	307,129
4.88%, 03/03/33	576	592,026
5.15%, 05/22/34(a)	500	518,602
5.25%, 05/14/35(a)	790	818,061
		11,865,505
Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	413	407,680
3.75%, 09/01/28	393	391,183
3.45%, 06/01/29	313	307,269
2.80%, 05/01/30	254	240,820
2.30%, 06/01/31	401	362,336
4.45%, 06/01/32	530	529,803
5.15%, 03/01/34	475	487,285
5.25%, 03/01/35	575	590,165
Essential Utilities, Inc.
4.80%, 08/15/27	400	404,676
3.57%, 05/01/29	250	245,165
2.70%, 04/15/30	300	282,433
2.40%, 05/01/31	129	116,733
5.38%, 01/15/34	400	411,794
5.25%, 08/15/35(a)	375	380,606
United Utilities PLC, 6.88%, 08/15/28	200	212,862
		5,370,810
Wireless Telecommunication Services — 1.0%
America Movil SAB de C.V.
3.63%, 04/22/29	516	505,210
2.88%, 05/07/30	582	546,239
5.00%, 01/20/33	200	202,382
6.38%, 03/01/35	592	649,654
America Movil SAB de CV, 4.70%, 07/21/32	550	549,015
Orange SA, 9.00%, 03/01/31	1,589	1,906,474
Rogers Communications, Inc.
3.20%, 03/15/27	1,049	1,039,663
5.00%, 02/15/29(a)	992	1,012,236
3.80%, 03/15/32	1,246	1,179,922
5.30%, 02/15/34	800	809,172
T-Mobile USA, Inc.
3.75%, 04/15/27	2,883	2,875,664
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
4.75%, 02/01/28	$700	$ 700,000
2.05%, 02/15/28	1,365	1,313,486
4.95%, 03/15/28	720	733,575
4.80%, 07/15/28	722	734,577
4.85%, 01/15/29	410	418,812
2.63%, 02/15/29	700	670,094
2.40%, 03/15/29	250	237,245
3.38%, 04/15/29	1,500	1,464,059
4.20%, 10/01/29(a)	525	526,240
3.88%, 04/15/30	4,442	4,363,823
2.55%, 02/15/31	1,541	1,408,935
2.88%, 02/15/31	700	650,181
3.50%, 04/15/31	1,766	1,686,770
2.25%, 11/15/31	786	696,797
2.70%, 03/15/32	625	561,688
5.13%, 05/15/32	710	729,151
4.63%, 01/15/33	520	516,550
5.20%, 01/15/33	602	618,329
5.05%, 07/15/33	1,585	1,610,390
5.75%, 01/15/34	455	479,856
5.15%, 04/15/34(a)	770	782,998
4.70%, 01/15/35	925	904,664
5.30%, 05/15/35	700	714,026
4.95%, 11/15/35	625	618,200
5.00%, 02/15/36	785	776,462
Vodafone Group PLC
4.38%, 05/30/28	289	293,542
7.88%, 02/15/30	220	249,955
6.25%, 11/30/32	227	247,647
		35,983,683
Total Corporate Bonds — 86.5% (Cost: $3,195,530,847)		3,228,687,583
Foreign Agency Obligations
Canada — 1.7%
Canada Government International Bonds
3.75%, 04/26/28(a)	1,600	1,605,790
4.63%, 04/30/29(a)	1,800	1,852,900
4.00%, 03/18/30	2,400	2,424,032
Export Development Canada
3.00%, 05/25/27	1,100	1,091,028
3.88%, 02/14/28	1,600	1,607,667
4.13%, 02/13/29	2,400	2,431,601
4.00%, 06/20/30(a)	1,700	1,714,286
4.75%, 06/05/34	700	727,719
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	359,684
Province of Alberta Canada
3.30%, 03/15/28	409	405,436
4.50%, 06/26/29	1,000	1,022,917
1.30%, 07/22/30	1,259	1,124,475
4.50%, 01/24/34	1,000	1,007,499
4.30%, 11/02/35	1,000	980,088
Province of British Columbia, 3.90%, 08/27/30(a)	1,800	1,797,990
Province of British Columbia Canada
4.70%, 01/24/28	2,500	2,549,084
4.80%, 11/15/28	1,200	1,233,735
4.90%, 04/24/29	1,500	1,551,514
1.30%, 01/29/31	100	87,866
4.20%, 07/06/33(a)	1,200	1,187,722
4.75%, 06/12/34	1,500	1,531,693

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of British Columbia Canada (continued)
4.80%, 06/11/35(a)	$1,860	$ 1,894,561
Province of Manitoba Canada
4.30%, 07/27/33	600	596,912
4.90%, 05/31/34	650	669,199
Series HB, 1.50%, 10/25/28	159	149,722
Province of New Brunswick Canada, 3.63%, 02/24/28	179	178,306
Province of Ontario Canada
3.10%, 05/19/27(a)	800	794,232
1.05%, 05/21/27(a)	829	801,431
4.20%, 01/18/29	1,800	1,823,605
3.80%, 01/29/29	2,300	2,304,907
3.70%, 09/17/29(a)	1,300	1,295,825
2.00%, 10/02/29	329	308,987
4.70%, 01/15/30(a)	2,000	2,061,066
3.90%, 09/04/30	2,000	1,997,925
1.13%, 10/07/30	959	844,381
1.60%, 02/25/31	659	586,845
2.13%, 01/21/32	1,000	894,260
5.05%, 04/24/34(a)	900	940,181
4.85%, 06/11/35	1,610	1,651,558
4.45%, 11/20/35(a)	1,300	1,289,857
Province of Quebec Canada
2.75%, 04/12/27	1,659	1,640,493
3.63%, 04/13/28(a)	2,200	2,196,235
4.50%, 04/03/29	2,200	2,247,255
1.35%, 05/28/30	959	862,456
1.90%, 04/21/31	600	539,641
4.50%, 09/08/33	1,000	1,008,669
4.25%, 09/05/34(a)	1,300	1,278,504
4.63%, 08/28/35(a)	1,300	1,306,190
Series PD, 7.50%, 09/15/29	900	1,010,655
Series RH, 3.88%, 01/14/31(a)	2,850	2,836,803
Province of Saskatchewan, 4.65%, 01/28/30	600	616,182
		64,921,569
Chile — 0.2%
Chile Government International Bonds
3.24%, 02/06/28	982	965,832
4.85%, 01/22/29	1,100	1,122,266
2.45%, 01/31/31	983	898,824
4.35%, 04/13/31	500	497,703
2.55%, 01/27/32	1,078	964,270
2.55%, 07/27/33	1,500	1,295,231
3.50%, 01/31/34	800	732,421
4.95%, 01/05/36	1,000	1,005,481
		7,482,028
Indonesia — 0.4%
Indonesia Government International Bonds
4.15%, 09/20/27	600	601,568
3.50%, 01/11/28	810	803,115
4.55%, 01/11/28	600	605,582
4.10%, 04/24/28	478	479,772
4.75%, 02/11/29	478	485,816
4.40%, 03/10/29	400	402,447
3.40%, 09/18/29	400	389,426
5.25%, 01/15/30(a)	600	620,441
2.85%, 02/14/30	810	765,746
3.85%, 10/15/30	1,310	1,284,308
4.35%, 02/21/31	700	696,400
1.85%, 03/12/31	800	704,708
Security	Par (000)	Value
Indonesia (continued)
Indonesia Government International Bonds (continued)
4.30%, 04/16/31(a)	$500	$ 496,175
2.15%, 07/28/31	800	708,822
3.55%, 03/31/32	700	661,094
4.65%, 09/20/32	800	801,778
4.85%, 01/11/33	850	852,063
4.70%, 02/10/34(a)	400	394,865
4.75%, 09/10/34	800	788,517
5.60%, 01/15/35	750	784,084
		13,326,727
Israel — 0.3%
Israel Government International Bonds
Series 10Y, 3.25%, 01/17/28	982	963,994
Series 10Y, 2.75%, 07/03/30	858	797,779
Series 10Y, 4.50%, 01/17/33	1,150	1,122,074
Series 10Y, 5.50%, 03/12/34	1,900	1,957,085
Series 10Y, 5.63%, 02/19/35	1,500	1,552,060
Series 10Y, 5.00%, 01/13/36	1,300	1,279,071
Series 5Y, 5.38%, 03/12/29	1,300	1,334,858
Series 5Y, 5.38%, 02/19/30	1,700	1,754,304
Series 5Y, 4.50%, 01/13/31	1,450	1,442,220
State of Israel, Series 10Y, 2.50%, 01/15/30	710	659,167
		12,862,612
Italy — 0.0%
Republic of Italy Government International Bonds, Series 10Y, 2.88%, 10/17/29	883	848,756
Japan — 0.5%
Japan Bank for International Cooperation
2.88%, 06/01/27	976	964,498
2.88%, 07/21/27	900	888,542
4.63%, 07/22/27	1,000	1,012,098
4.38%, 10/05/27(a)	500	504,963
2.75%, 11/16/27	1,200	1,179,110
3.88%, 07/03/28	1,000	1,001,816
4.63%, 07/19/28	950	968,290
3.25%, 07/20/28(a)	610	602,347
4.88%, 10/18/28(a)	500	513,765
3.50%, 10/31/28(a)	900	892,987
2.13%, 02/16/29	900	856,086
2.00%, 10/17/29	476	445,282
1.25%, 01/21/31	1,010	885,148
3.88%, 01/23/31	300	298,608
4.38%, 01/24/31	600	609,665
1.88%, 04/15/31	1,886	1,694,781
4.63%, 04/17/34	600	609,730
4.38%, 01/23/36	650	641,108
Japan International Cooperation Agency
2.75%, 04/27/27	800	789,407
3.25%, 05/25/27	500	496,509
4.00%, 05/23/28	1,000	1,003,127
3.38%, 06/12/28	500	494,969
4.75%, 05/21/29	800	820,967
4.25%, 05/22/30	700	707,048
1.00%, 07/22/30	300	262,861
		19,143,712
Mexico — 0.7%
Mexico Government International Bonds
4.15%, 03/28/27	1,028	1,026,634
3.75%, 01/11/28	778	770,290
5.40%, 02/09/28	900	917,865
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Mexico Government International Bonds (continued)
4.50%, 04/22/29	$1,853	$ 1,858,018
5.00%, 05/07/29(a)	600	608,174
3.25%, 04/16/30	1,139	1,072,195
6.00%, 05/13/30	1,200	1,252,276
4.75%, 03/22/31	1,000	986,801
2.66%, 05/24/31	2,310	2,055,857
8.30%, 08/15/31(a)	600	709,088
4.75%, 04/27/32	1,639	1,594,094
5.85%, 07/02/32	2,500	2,561,745
5.38%, 03/22/33	2,500	2,471,829
7.50%, 04/08/33	500	570,377
4.88%, 05/19/33	1,300	1,244,164
5.63%, 02/09/34	2,000	1,993,280
3.50%, 02/12/34	1,900	1,635,961
6.75%, 09/27/34	900	967,939
6.35%, 02/09/35	1,800	1,870,368
5.63%, 09/22/35	1,700	1,664,982
		27,831,937
Panama — 0.3%
Panama Government International Bonds
8.88%, 09/30/27	600	641,954
3.88%, 03/17/28	833	820,550
9.38%, 04/01/29	500	568,390
3.16%, 01/23/30	978	917,858
7.50%, 03/01/31	600	662,825
2.25%, 09/29/32	1,700	1,405,527
3.30%, 01/19/33	600	527,301
6.40%, 02/14/35	1,500	1,569,893
6.70%, 01/26/36	1,300	1,388,024
6.88%, 01/31/36	700	752,735
		9,255,057
Peru — 0.2%
Peru Government International Bonds
4.13%, 08/25/27	180	180,486
2.84%, 06/20/30	282	265,887
2.78%, 01/23/31	2,159	1,992,631
1.86%, 12/01/32(a)	620	514,276
8.75%, 11/21/33	1,300	1,628,710
3.00%, 01/15/34	1,450	1,258,199
5.38%, 02/08/35	750	763,663
		6,603,852
Philippines — 0.4%
Panama Government International Bonds
5.17%, 10/13/27	600	612,321
4.63%, 07/17/28	300	303,909
3.75%, 01/14/29	989	978,935
9.50%, 02/02/30	1,100	1,313,101
4.38%, 03/05/30	400	404,144
2.46%, 05/05/30	710	660,319
1.65%, 06/10/31	828	720,156
1.95%, 01/06/32	500	434,692
3.56%, 09/29/32(a)	600	565,246
5.61%, 04/13/33	400	421,725
4.75%, 03/05/35	800	790,636
Philippines Government International Bonds
3.00%, 02/01/28	1,578	1,547,798
7.75%, 01/14/31	1,243	1,432,315
6.38%, 01/15/32	600	660,779
5.00%, 07/17/33	900	915,243
5.25%, 05/14/34	600	617,998
6.38%, 10/23/34	1,000	1,107,966
Security	Par (000)	Value
Philippines (continued)
Philippines Government International Bonds (continued)
5.50%, 02/04/35	$650	$ 677,503
5.00%, 01/27/36	1,000	1,000,833
		15,165,619
Poland — 0.3%
Republic of Poland Government International Bonds
Series 10Y, 5.75%, 11/16/32	850	905,683
Series 10Y, 4.88%, 10/04/33	1,650	1,664,320
Series 10Y, 5.13%, 09/18/34	1,900	1,925,689
Series 10Y, 5.38%, 02/12/35	1,800	1,848,657
Series 5Y, 5.50%, 11/16/27	700	719,194
Series 5Y, 4.63%, 03/18/29	1,000	1,017,395
Series 5Y, 4.88%, 02/12/30	1,800	1,849,539
		9,930,477
South Korea — 0.5%
Export-Import Bank of Korea
4.25%, 09/15/27	400	402,710
5.00%, 01/11/28	850	868,982
4.63%, 01/14/28	500	507,732
4.50%, 01/11/29	900	918,168
4.00%, 09/11/29	700	705,105
4.88%, 01/14/30	850	876,022
1.25%, 09/21/30	300	265,105
3.75%, 09/22/30	1,000	988,162
1.38%, 02/09/31	300	264,331
2.13%, 01/18/32	700	625,589
4.50%, 09/15/32	300	305,816
5.13%, 01/11/33	1,000	1,042,618
5.13%, 09/18/33	300	313,636
4.63%, 01/11/34	300	303,749
5.25%, 01/14/35	400	422,375
4.38%, 01/13/36	300	295,454
Korea Development Bank
4.63%, 02/15/27	2,000	2,017,070
4.13%, 10/16/27(a)	600	603,150
4.63%, 02/03/28	600	609,541
5.38%, 10/23/28	300	312,097
4.50%, 02/15/29(a)	800	816,665
4.88%, 02/03/30	800	825,327
3.75%, 09/16/30	575	568,398
1.63%, 01/19/31	200	178,440
4.25%, 09/08/32	200	201,023
4.38%, 02/15/33	800	798,746
5.63%, 10/23/33	500	539,941
Korea International Bonds
2.50%, 06/19/29	700	671,646
4.50%, 07/03/29	700	715,839
1.00%, 09/16/30	400	351,575
3.63%, 10/29/30(a)	650	643,054
		18,958,066
Supranational — 5.0%
African Development Bank
4.13%, 02/25/27	1,300	1,306,274
4.38%, 11/03/27	1,500	1,519,698
3.88%, 06/12/28	1,300	1,307,752
3.50%, 09/18/29	1,300	1,290,728
4.00%, 03/18/30(a)	1,325	1,336,233
4.50%, 06/12/35	620	629,845
4.13%, 01/22/36	735	723,523
Asian Development Bank
2.38%, 08/10/27	300	294,750

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Asian Development Bank (continued)
3.13%, 08/20/27	$2,800	$ 2,781,223
2.50%, 11/02/27	1,559	1,531,010
4.38%, 01/14/28	3,000	3,045,201
2.75%, 01/19/28	1,020	1,004,332
5.82%, 06/16/28	719	753,186
4.38%, 03/06/29	2,500	2,552,531
1.88%, 03/15/29(a)	1,500	1,422,203
3.63%, 08/28/29(a)	2,300	2,295,416
1.75%, 09/19/29	1,659	1,550,139
1.88%, 01/24/30(a)	1,289	1,201,486
4.13%, 05/30/30	2,400	2,436,583
3.75%, 08/28/30(a)	1,900	1,896,234
1.50%, 03/04/31	1,000	892,338
3.13%, 04/27/32	1,000	952,961
3.88%, 09/28/32	900	891,209
4.38%, 03/22/35(a)	1,975	1,994,033
4.25%, 01/14/36	2,320	2,313,347
Asian Infrastructure Investment Bank
4.00%, 01/18/28	1,000	1,007,668
3.63%, 09/15/28	1,500	1,500,226
4.50%, 01/16/30	1,475	1,516,612
4.25%, 03/13/34	1,000	1,006,274
4.50%, 05/21/35	600	611,692
4.13%, 01/14/36	175	173,094
Corp. Andina de Fomento
2.25%, 02/08/27	400	393,544
6.00%, 04/26/27	1,000	1,026,064
4.13%, 01/07/28	650	653,480
5.00%, 01/22/30	500	517,032
Council of Europe Development Bank
3.63%, 01/26/28	1,000	1,000,548
4.13%, 01/24/29	1,000	1,012,784
4.50%, 01/15/30	1,025	1,052,558
Council Of Europe Development Bank, 3.75%, 01/14/31	255	253,959
European Bank for Reconstruction & Development
4.13%, 01/25/29	2,000	2,025,343
4.25%, 03/13/34	1,000	1,004,563
European Investment Bank
1.38%, 03/15/27	3,000	2,927,979
4.38%, 03/19/27	2,800	2,823,957
2.38%, 05/24/27	2,903	2,857,778
3.25%, 11/15/27	2,500	2,486,792
3.88%, 06/15/28	2,500	2,516,734
1.75%, 03/15/29(a)	2,100	1,983,703
4.75%, 06/15/29	3,000	3,102,468
1.63%, 10/09/29(a)	420	390,385
3.75%, 11/15/29(a)	3,200	3,204,831
4.50%, 03/14/30	4,270	4,393,743
0.88%, 05/17/30	400	354,792
0.75%, 09/23/30(a)	1,000	871,097
3.88%, 10/15/30	2,405	2,411,702
1.25%, 02/14/31	2,400	2,117,563
3.75%, 03/13/31	395	393,536
4.38%, 10/10/31	2,600	2,660,745
4.25%, 08/16/32	3,410	3,453,510
4.13%, 02/13/34	2,400	2,395,939
4.63%, 02/12/35	1,855	1,907,556
Inter-American Development Bank
2.38%, 07/07/27	829	815,105
Security	Par (000)	Value
Supranational (continued)
Inter-American Development Bank (continued)
0.63%, 09/16/27	$1,000	$ 953,702
1.13%, 07/20/28(a)	2,489	2,343,799
3.13%, 09/18/28(a)	2,000	1,975,200
2.25%, 06/18/29(a)	1,784	1,704,055
3.50%, 09/14/29	2,000	1,987,148
4.50%, 02/15/30(a)	2,625	2,699,591
3.75%, 06/14/30(a)	1,200	1,199,913
1.13%, 01/13/31	2,073	1,820,890
3.63%, 09/17/31	1,300	1,280,664
4.38%, 07/17/34	1,600	1,617,912
4.38%, 07/16/35	1,860	1,873,661
4.13%, 01/23/36	1,790	1,763,152
Inter-American Investment Corp.
4.13%, 02/15/28	500	504,081
3.63%, 11/20/28	650	648,496
4.25%, 02/14/29	900	913,165
4.25%, 04/01/30	700	710,284
International Bank for Reconstruction & Development
3.13%, 06/15/27	2,000	1,987,783
2.50%, 11/22/27(a)	1,659	1,628,147
0.75%, 11/24/27	3,000	2,852,962
1.38%, 04/20/28	3,403	3,244,434
3.63%, 05/05/28(a)	3,000	3,002,359
1.13%, 09/13/28(a)	3,650	3,425,636
3.63%, 09/21/29(a)	2,000	1,994,977
3.88%, 10/16/29	3,700	3,721,769
1.75%, 10/23/29	2,389	2,227,886
4.13%, 03/20/30	3,870	3,925,019
0.88%, 05/14/30	3,000	2,660,354
0.75%, 08/26/30	1,900	1,658,064
3.50%, 10/28/30(a)	3,200	3,157,392
1.25%, 02/10/31	2,150	1,896,716
4.50%, 04/10/31	1,900	1,955,863
1.63%, 11/03/31(a)	3,200	2,822,053
4.63%, 01/15/32(a)	3,530	3,655,285
2.50%, 03/29/32(a)	2,000	1,840,861
4.00%, 05/06/32(a)	3,400	3,403,752
3.88%, 08/28/34(a)	2,100	2,048,572
4.75%, 02/15/35	300	311,113
4.38%, 08/27/35(a)	3,280	3,306,998
International Finance Corp.
4.50%, 01/21/28	1,000	1,017,394
3.50%, 01/22/29	1,300	1,295,079
4.25%, 07/02/29	1,400	1,425,230
3.88%, 07/02/30	1,000	1,002,578
0.75%, 08/27/30(a)	359	313,168
Nordic Investment Bank
3.38%, 09/08/27	300	298,914
4.38%, 03/14/28	900	913,799
4.25%, 02/28/29	1,000	1,016,573
3.75%, 05/09/30	1,000	998,714
3.75%, 01/23/31	700	697,090
		186,449,838
Sweden — 0.2%
Svensk Exportkredit AB
2.25%, 03/22/27	500	491,678
3.88%, 08/04/27(a)	800	802,573
3.75%, 09/13/27	1,000	1,001,484
3.75%, 05/08/28	1,000	1,001,713
4.13%, 06/14/28	600	605,991
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
Svensk Exportkredit AB (continued)
4.25%, 02/01/29	$1,000	$ 1,014,657
3.75%, 07/29/30	1,000	994,396
4.88%, 10/04/30	700	728,365
		6,640,857
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	553	555,632
4.38%, 01/23/31	1,323	1,336,770
5.75%, 10/28/34	1,400	1,481,305
		3,373,707
Total Foreign Agency Obligations — 10.8% (Cost: $401,627,390)		402,794,814
Municipal Bonds
California — 0.2%
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	197,194
State of California, GO, BAB, 7.50%, 04/01/34	1,700	1,973,593
State of California, Refunding GO
3.50%, 04/01/28(a)	285	283,708
2.50%, 10/01/29	530	505,887
4.88%, 09/01/30	500	518,946
5.75%, 10/01/31(a)	150	162,066
6.00%, 03/01/33	325	355,047
4.50%, 04/01/33	765	764,968
5.10%, 09/01/35	330	341,910
University of California, RB
Series BD, 3.35%, 07/01/29	460	452,156
Series BG, 1.61%, 05/15/30	820	744,934
		6,300,409
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	990	1,060,940
Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.71%, 07/01/27	371	359,943
Series A, 2.15%, 07/01/30	795	730,903
Series A, 5.53%, 07/01/34	650	686,471
		1,777,317
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33(a)	3,970	4,058,660
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A2, 5.05%, 12/01/34	105	107,894
Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, Sustainability Bonds, 3.77%, 07/15/29	320	319,447
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,251,022
New York — 0.0%
New York State Dormitory Authority, RB, Series B, 5.23%, 07/01/35	600	618,666
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29	125	133,878
		752,544
Security	Par (000)	Value
Oregon — 0.0%
State of Oregon, GO, 5.89%, 06/01/27	$613	$ 622,146
Texas — 0.0%
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	490	500,500
Virginia — 0.0%
Williamsburg Economic Development Authority, Refunding RB, 4.96%, 11/01/35	95	96,063
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27(e)	230	228,469
Total Municipal Bonds — 0.4% (Cost: $17,026,445)		17,075,411
Preferred Securities
Capital Trust — 0.0%
Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(b)	329	323,828
Total Preferred Securities — 0.0% (Cost: $329,000)		323,828
Total Long-Term Investments — 97.7% (Cost: $3,614,513,682)		3,648,881,636

	Shares
Short-Term Securities
Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	265,027,333	265,159,846
Total Short-Term Securities — 7.1% (Cost: $265,073,541)		265,159,846
Total Investments — 104.8% (Cost: $3,879,587,223)		3,914,041,482
Liabilities in Excess of Other Assets — (4.8)%		(179,780,243)
Net Assets — 100.0%		$ 3,734,261,239

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 286,798,554	$ —	$ (21,638,157)(a)	$ 2,295	$ (2,846)	$ 265,159,846	265,027,333	$ 331,017 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 3,228,687,583	$ —	$ 3,228,687,583
Foreign Agency Obligations	—	402,794,814	—	402,794,814
Municipal Bonds	—	17,075,411	—	17,075,411
Preferred Securities
Capital Trust	—	323,828	—	323,828
Short-Term Securities
Money Market Funds	265,159,846	—	—	265,159,846
	$265,159,846	$3,648,881,636	$—	$3,914,041,482

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
Portfolio Abbreviation (continued)
DAC	Designated Activity Company
GO	General Obligation Bonds
MSCI	Morgan Stanley Capital International
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund

Portfolio Abbreviation (continued)
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate